    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2012

                                                FILE NOS. 333-133425; 811-21892

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.                               [_]
                          POST-EFFECTIVE AMENDMENT NO. 7                            [X]

                             AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        AMENDMENT NO. 48                                            [X]
                (CHECK APPROPRIATE BOX OR BOXES)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                 6610 W. BROAD STREET RICHMOND, VIRGINIA 23230
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ.
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                             6610 W. BROAD STREET
                           RICHMOND, VIRGINIA 23230
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

          -------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to this Registration Statement

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2012 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Flexible Purchase Payment Variable Income with Guaranteed Minimum Income Immediate and Deferred Annuity Contracts.

================================================================================

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                                PROSPECTUS FOR
   FLEXIBLE PURCHASE PAYMENT VARIABLE INCOME WITH GUARANTEED MINIMUM INCOME
                   IMMEDIATE AND DEFERRED ANNUITY CONTRACTS

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2012, describes individual flexible purchase payment variable income with guaranteed minimum income immediate and deferred annuity contracts (the "contract" or "contracts") for individuals aged 85 and younger at the time the contract is issued. This contract may be issued as a contract qualified to receive certain tax benefits under the Internal Revenue Code of 1986, as amended (the "Code"), or issued as a non-qualified contract under the Code. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "MyClearCourse(R)" in our marketing materials.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 2 (the "Separate Account") you should know before investing. Please read this prospectus carefully and keep it for future reference.

The contract offers you variable Income Payments with a Guaranteed Payment Floor, provided specified contract conditions are met. As used in this prospectus, "you" or "your" refers to the "owner" or "joint owner."

Before your Income Payments begin, you may surrender or take partial withdrawals from your contract. After Income Payments begin, you may surrender your contract for the Commutation Value. The value of your contract before and after your Income Payments begin will depend on the investment performance of the Total Return Fund (as defined below). You bear the investment risk of allocating payments to this contract, subject to any minimum contract guarantees.

Your purchase payments are allocated to the Subaccount investing in the GE Investments Funds, Inc. -- Total Return Fund -- Class 3 shares ("Total Return Fund").

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.


A Statement of Additional Information, dated May 1, 2012, which contains additional information about the contract, has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:


                                 800.352.9910;

                                or write us at:

                            6610 West Broad Street
                              Richmond, VA 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


DEFINITIONS................................................................  4

FEE TABLES.................................................................  6
   Example.................................................................  7

CONDENSED FINANCIAL INFORMATION............................................  7

SYNOPSIS...................................................................  7

INVESTMENT RESULTS.........................................................  9

THE COMPANY................................................................  9

FINANCIAL CONDITION OF THE COMPANY.........................................  9

THE SEPARATE ACCOUNT....................................................... 10
   The Subaccount and the Total Return Fund................................ 10
   Voting Rights........................................................... 12
   Changes to the Separate Account and the Subaccount...................... 12
   The Subaccount -- Policies and Procedures............................... 12

CHARGES AND OTHER DEDUCTIONS............................................... 13
   Deductions from the Separate Account.................................... 13
   Other Charges........................................................... 13

THE CONTRACT............................................................... 13
   Purchasing the Contract................................................. 14
   Ownership............................................................... 14
   Annuitant/Joint Annuitant............................................... 15
   Assignment.............................................................. 15
   Purchase Payments....................................................... 15
   Valuation Day and Valuation Period...................................... 15
   Allocation of Purchase Payments......................................... 15
   Valuation of Accumulation Units......................................... 16

SURRENDER AND PARTIAL WITHDRAWALS.......................................... 16
   Surrender and Partial Withdrawals....................................... 16
   Restrictions on Distributions from Certain Contracts.................... 17

DEATH OF OWNER AND/OR ANNUITANT............................................ 17
   Death Benefit Before the Annuity Commencement Date...................... 17
   Distribution Provisions Upon Death of Owner or Joint Owner.............. 17
   How to Claim Death Proceeds and/or Death Benefit Payments............... 17
   Death Benefit On or After the Annuity Commencement Date................. 18
   Distribution Rules...................................................... 18

INCOME PAYMENTS............................................................ 19
   Monthly Income.......................................................... 19
   Guaranteed Payment Floor................................................ 21
   Commutation of Monthly Income Payments.................................. 21
   Optional Payment Plans.................................................. 22

TAX MATTERS................................................................ 22
   Introduction............................................................ 22
   Taxation of Non-Qualified Contracts..................................... 22

   Section 1035 Exchanges........................................... 25
   Qualified Retirement Plans....................................... 25
   Federal Income Tax Withholding................................... 29
   State Income Tax Withholding..................................... 29
   Tax Status of the Company........................................ 29
   Federal Estate, Gift and Generation-Skipping Transfer Taxes...... 29
   Federal Defense of Marriage Act.................................. 30
   Annuity Purchases by Residents of Puerto Rico.................... 30
   Annuity Purchases by Nonresident Aliens and Foreign Corporations. 30
   Foreign Tax Credits.............................................. 30
   Changes in the Law............................................... 30

REQUESTING PAYMENTS................................................. 30

SALES OF THE CONTRACT............................................... 31

ADDITIONAL INFORMATION.............................................. 31
   Owner Questions.................................................. 31
   Return Privilege................................................. 31
   State Regulation................................................. 32
   Evidence of Death, Age, Gender or Survival....................... 32
   Records and Reports.............................................. 32
   Other Information................................................ 32
   Exemption to File Periodic Reports............................... 32
   Legal Proceedings................................................ 32

TABLE OF CONTENTS -- STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Subaccount prior to the Annuity Commencement Date.

ADJUSTMENT ACCOUNT -- The account that is established when Monthly Income is calculated on the Annuity Commencement Date.

ANNUAL INCOME AMOUNT -- The sum of Annual Income Amounts determined for the Subaccount investing in the Total Return Fund. The Annual Income Amount for the Subaccount is equal to the number of Annuity Units multiplied by the Annuity Unit value on the first Valuation Day of each Annuity Year.

ANNUITANT/JOINT ANNUITANT -- The person(s) whose age and, where appropriate, gender, we use to determine Income Payments. The owner must also be named the Annuitant, unless the owner is not a natural person.

ANNUITY COMMENCEMENT DATE -- The date on which your Income Payments are scheduled to begin if the Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable Income Payment.

ANNUITY YEAR -- Each one-year period beginning on the Annuity Commencement Date or the annual anniversary of the Annuity Commencement Date.

ASSUMED INTEREST RATE -- The interest rate used in calculating variable Income Payment amounts.

ATTAINED AGE -- On any date, an individual's age on December 31 of last year.

CODE -- The Internal Revenue Code of 1986, as amended.

COMMUTATION -- The right to receive a one-time payment of the remaining period certain Income Payments instead of receiving Monthly Income for the duration of the period certain.

COMMUTATION VALUE -- A lump sum payment of the present value of Monthly Income remaining in the period certain minus the value of the Adjustment Account.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown on your contract's data pages. We use the Contract Date to determine contract years and contract anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccount.

EARLIEST INCOME DATE -- The earliest date you may receive variable income with a Guaranteed Payment Floor purchased with each purchase payment.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GROSS WITHDRAWAL -- An amount withdrawn from Contract Value including any premium tax assessed.

GUARANTEED PAYMENT FLOOR -- The guaranteed amount of annual income as of the Annuity Commencement Date for the Annuitant.

GUARANTEED PAYMENT FLOOR FACTOR -- The factor used to calculate the Guaranteed Payment Floor purchased with each purchase payment.

HOME OFFICE -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

INCOME PAYMENT -- One of a series of payments made under either Monthly Income payments upon the Annuity Commencement Date or one of the Optional Payment Plans.

JOINT GUARANTEED PAYMENT FLOOR -- The guaranteed amount of annual income as of the Annuity Commencement Date for Joint Annuitants.

JOINT ADJUSTMENT FACTOR -- The Guaranteed Payment Floor Factor based on the Annuitant's Attained Age, less the Joint Annuitant's Attained Age.

LEVEL INCOME AMOUNT -- The amount that would result from applying the Annual Income Amount to a 12-month period certain, fixed single payment immediate annuity. We will declare the interest rate at the start of each Annuity Year.

MONTHLY INCOME -- The amount paid by us each month on and after the Annuity Commencement Date. The amount remains constant throughout an Annuity Year. This amount may increase or decrease each Annuity Year.

SEPARATE ACCOUNT -- Genworth Life & Annuity VA Separate Account 2, a separate account we established to receive Subaccount allocations. The Separate Account is divided into one Subaccount, which invests in shares of the Total Return Fund.

SUBACCOUNT -- A division of the Separate Account, which invests exclusively in shares of the Total Return Fund.

SURRENDER VALUE -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax.

VALUATION DAY -- Any day on which the New York Stock Exchange is open for regular trading, except for days on which the Total Return Fund does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing Contract Value or fully surrendering the contract.

The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, or fully surrender your contract. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------
Surrender Charge                                   None
--------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including the fees and expenses for the Total Return Fund.

SEPARATE ACCOUNT ANNUAL EXPENSES
 (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
  Mortality and Expense Risk Charge                        1.00%
---------------------------------------------------------------------------
  Account Fees and Expenses                                0.00%
---------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES             1.00%
---------------------------------------------------------------------------

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the total annual operating expenses charged by the Total Return Fund that you may pay periodically during the time that you own the contract. The following expenses are deducted from Total Return Fund assets and include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning the Total Return Fund's fees and expenses is contained in the prospectus for the Total Return Fund.


TOTAL RETURN FUND ANNUAL EXPENSES/1/
-----------------------------------------------------------
Management Fees                                      0.50%
-----------------------------------------------------------
Distribution and Service (Rule 12b-1) Fees/2/        0.25%
-----------------------------------------------------------
Other Expenses/3/                                    0.26%
-----------------------------------------------------------
Acquired Fund Fees and Expenses                      0.01%
-----------------------------------------------------------
Total Annual Portfolio Operating Expenses            1.02%
-----------------------------------------------------------
Contractual Fee Waiver/Reimbursement/4/            (0.01)%
-----------------------------------------------------------
Net Annual Portfolio Operating Expenses              1.01%
-----------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Total Return Fund. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2011, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown.


/2/The Distribution and Service (Rule 12b-1) Fees of the Total Return Fund solely attributable to its Class 3 shares are charged to the assets attributable to the Class 3 shares.

/3/Other Expenses include all operating expenses of the Total Return Fund except Management Fees and Distribution and Service (Rule 12b-1) Fees. Other Expenses also include the Class 3 Investor Service Plan fee (0.20% of the average daily net assets of the Total Return Fund attributable to Class 3 shares).


/4/GE Asset Management Incorporated, the investment adviser to the Total Return
   Fund, has a contractual arrangement with the Total Return Fund to waive a portion of its management fee in an amount equal to the management fees paid by the Total Return Fund to the GE Institutional Money Market Fund on the Total Return Fund's cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through April 30, 2013, and can only be changed or terminated by the Board of Directors of the GE Investments Funds, Inc. and GE Asset Management Incorporated.

The expenses for the Total Return Fund are deducted by the Total Return Fund before it provides us with the daily net asset values. We then deduct the Separate Account charges from the net asset value in calculating the unit value of the Subaccount. Management fees and other expenses for the Total Return Fund are more fully described in its prospectus.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COSTS OF INVESTING IN THIS CONTRACT WITH THE COSTS OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT CHARGES, AND EXPENSES FOR THE TOTAL RETURN FUND.

The Example shows the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . surrendered, annuitized, did not surrender or did not annuitize your contract at the end of the stated period; and

  . are assessed Separate Account charges of 1.00%, charged as a percentage of an assumed daily Contract Value of $10,000.

As this is an Example, your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender or annuitization of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $205        $634       $1,088       $2,348


Please remember that you are looking at an Example and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. Deductions for premium taxes are not reflected, but may apply.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Total Return Fund and the assessment of Separate Account charges. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values. The Accumulation Unit value information for Accumulation Units outstanding for the period shown are as follows:




                  ACCUMULATION                  NUMBER OF
                 UNIT VALUES AT  ACCUMULATION  ACCUMULATION
                   BEGINNING    UNIT VALUES AT UNITS AT END
SUBACCOUNTS        OF PERIOD    END OF PERIOD   OF PERIOD   YEAR
----------------------------------------------------------------
GE INVESTMENTS
 FUNDS, INC.
----------------------------------------------------------------
Total Return         $10.88         $10.44        42,256    2011
 Fund --              10.05          10.88        28,683    2010
 Class 3 Shares        8.42          10.05        11,667    2009
                      12.04           8.42            --    2008
                      10.90          12.04            --    2007
                      10.00          10.90            --    2006


SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible purchase payment variable income contract with guaranteed income on an immediate and deferred annuity basis. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Guarantees made under the Contract are based on our claims paying ability. Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. During the Accumulation Period, we will use your purchase payments to buy Accumulation Units under the Separate Account, which will in turn, purchase a minimum guaranteed amount of annual income beginning on or after the Earliest Income Date (Annuity Commencement Date). Should you decide to receive Income Payments (annuitize the contract or a portion thereof) we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. See "The Contract" provision of this prospectus.

On the Annuity Commencement Date, we apply your Contract Value to purchase Income Payments. In turn, Income Payments will be made to you each month. Each monthly Income Payment during an Annuity Year is equal in amount. Because we base Income Payments on Subaccount performance, the amount of payments may change from Annuity Year to Annuity Year. However, the amount paid per month will not be less than the Guaranteed Payment Floor, provided all contractual requirements have been satisfied. See "The Contract," the "Benefits at the Annuity Commencement Date" and the "Guaranteed Payment Floor" provisions of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to the Subaccount that invests in the Total Return Fund. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Total Return Fund. You bear the risk of investment gain or loss. See "The Separate Account" provision of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? We assess a daily charge equal to an effective annual rate of 1.00% against the average daily net assets of the Subaccount. This charge consists of a mortality and expense risk charge.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct these amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

The Total Return Fund also has certain expenses. These include management fees and other expenses associated with its daily operations, as well as Rule 12b-1 fees or service share fees. See the "Fee Tables" provision of this prospectus. These expenses are more fully described in the prospectus for the Total Return Fund.

For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

We currently do not pay compensation to broker-dealers who sell the contracts; however, we reserve the right to do so in the future. For a discussion, see the "Sale of the Contracts" provision in this prospectus.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of your purchase payments until the Annuity Commencement Date are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you monthly income beginning on the Annuity Commencement Date provided an Annuitant is still living on that date. You may also decide to take Income Payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY COMMENCEMENT DATE? An owner must also be an Annuitant, and a joint owner must also be a joint annuitant. Before the Annuity Commencement Date, if an owner dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death of Owner and/or Annuitant" provision of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL WITHDRAWALS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

When taking a full surrender or partial withdrawal, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% Internal Revenue Service ("IRS") penalty tax. A total surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any premium tax assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. A partial withdrawal will reduce the Guaranteed Payment Floor by the proportion that the partial withdrawal (including any premium tax assessed) reduces your Contract Value. If Income Payments have not begun and you terminate the contract, you will lose your benefit. See the "Guaranteed Payment Floor" provision of this prospectus.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 2 of this prospectus within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods) and we will cancel the contract.

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it and send you a refund equal to your Contract Value PLUS any charges we have deducted from purchase payments prior to their allocation to the Separate Account. Or, if required by the law of your state, we will refund your purchase payments (less any partial withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we receive all the information necessary to process your completed application, we will allocate your initial purchase payment directly to the Subaccount that invests in the Total Return Fund.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until Income Payments begin. A distribution from the contract, which includes a full surrender, partial withdrawal or payment of a death benefit, will generally result in taxable income (except for qualified distributions from a Roth IRA). In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

INVESTMENT RESULTS

At times, the Separate Account may present its investment results or compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature and advertisements. We will calculate the results on a total return basis for various periods, assuming Separate Account charges.

Total returns assume an initial investment of $1,000 and include the reinvestment of dividends and capital gains of the Total Return Fund, the Total Return Fund's charges and expenses (including applicable Rule 12b-1 fees and/or service share fees), and the charges associated with the contract, including the mortality and expense risk charge. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contacts. We conduct business in 49 states, the District of Columbia and Bermuda. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc.

We have met the certification requirements of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. IMSA certified companies subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccount investing in the Total Return Fund. Your Contract Value in the Subaccount is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.


ASSETS IN THE GENERAL ACCOUNT. Any guarantees under the contract that exceed your Contract Value are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract.


OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on June 5, 2002. The Separate Account may invest in mutual funds, unit investment trusts, managed separate account, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, only one Subaccount of the Separate Account is available for investment under the contract. The Subaccount, in turn, invests exclusively in shares of the Total Return Fund.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required, manage the Separate Account under the direction of a committee, or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE SUBACCOUNT AND THE TOTAL RETURN FUND

There is currently one Subaccount of the Separate Account offered as an investment option under the contract. The Subaccount invests in Class 3 shares of the Total Return Fund. The Total Return Fund is registered with the SEC as an open-end management investment company under the 1940 Act.

BEFORE INVESTING IN THE CONTRACT, CAREFULLY READ THE PROSPECTUS FOR THE TOTAL RETURN FUND ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR THE TOTAL RETURN FUND BY CALLING US AT (800) 352-9910, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objective of the Total Return in the following paragraph. There is no assurance that the Total Return Fund will meet this objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Total Return Fund.

The investment objective and adviser to the Total Return Fund is as follows:


INVESTMENT OBJECTIVE                                 ADVISER
--------------------------------------------------------------------------
Seeks the highest total return,         GE Asset Management Incorporated
composed of current income and          (subadvised by Urdang Securities
capital appreciation, as is consistent  Management, Inc. (for real estate
with prudent investment risk.           related investments only) and
                                        Palisade Capital Management,
                                        L.L.C. (for small-cap equity
                                        investments only))
--------------------------------------------------------------------------


We will purchase shares of the Total Return Fund at net asset value and direct them to the Subaccount. We will redeem sufficient shares of the Total Return Fund at net asset value to pay death benefits, surrender proceeds, and partial withdrawals, to make Income Payments or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Total Return Fund in shares of the Total Return Fund at its net asset value on the date of distribution. In other words, we do not pay dividends or capital gains of the Total Return Fund to owners as additional units, but instead reflect them in unit values.

We have entered into a Participation Agreement with GE Investments Funds, Inc. setting forth the terms and conditions pursuant to which we purchase and redeem shares of the Total Return Fund. The discussion that follows reflects the terms of the current agreement. Shares of the Total Return Fund are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold directly to qualified pension and retirement plans. Subject to certain exceptions, GE Investments Funds, Inc. and its principal underwriter may reject any order to purchase shares of any class of the Total Return Fund.

A potential for certain conflicts exists between the interests of contract owners and owners of variable life insurance policies issued by us or owners of variable life insurance policies or variable annuity contracts issued by other insurance companies who may invest in the Total Return Fund. A potential for certain conflicts would also exist between the interests of any of these investors and participants in a qualified pension or retirement plan that might invest in the Total Return Fund. To the extent that such classes of investors are invested in the Total Return Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. GE Investments Funds, Inc. currently does not foresee any such disadvantage to owners. Nonetheless, the Board of Directors of GE Investments Funds, Inc. monitors the Total Return Fund for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting contract owners is determined to exist, we will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, the Subaccount might be required to withdraw its investment in the Total Return Fund and substitute shares of a different mutual fund. This might force the Total Return Fund to sell its portfolio securities at a disadvantageous price.

We have entered into an Administrative Service Agreement with GE Asset Management Incorporated ("GEAM") to compensate us for providing services in the nature of "personal service and/or the maintenance of shareholder accounts" as referenced in NASD Conduct Rule 2830(b)(9) and certain other administrative services delineated therein relating to the Total Return Fund. GEAM has agreed to pay us an amount equal to 0.05% (for Class 3 shares) of the average daily net assets of the Separate Account invested in the Total Return Fund on an annual basis. Payment of these amounts is not an additional charge to you by the Total Return Fund or by us, but is paid from GEAM out of its own resources.

Pursuant to Rule 12b-1 under the 1940 Act, the Board of Directors of GE Investments Funds, Inc. adopted a Distribution and Service (Rule 12b-1) Plan (the "Distribution Plan") pursuant to which the Total Return Fund may compensate Capital Brokerage Corporation for performing certain services and incurring certain expenses in promoting and distributing the Total Return Fund. Pursuant to an agreement between GE Investments Funds, Inc. and its principal underwriter, and an agreement between such principal underwriter and Capital Brokerage Corporation, the Total Return Fund pays Capital Brokerage Corporation for such services at a maximum rate of 0.25% of the average daily net assets of the Separate Account invested in Class 3 shares of the Total Return Fund. In addition, the Distribution Plan covers payments made under the Class 3 Investor Service Plan (as described below) in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares. The Distribution Plan and related agreement, as each may be amended from time to time, were effective May 1, 2006.

On May 1, 2009, GE Investment Funds, Inc. adopted an Investor Service Plan with respect to Class 3 shares of the Total Return Fund ("Class 3 Investor Service Plan"). Under the Class 3 Investor Service Plan, GE Investment Funds, Inc., on behalf of the Total Return Fund, may compensate a life insurance company that offers Class 3 shares of the Total Return Fund as an investment option in its variable annuity contracts for certain services provided to owners of such contracts. The amount of compensation paid under the Class 3 Investor Service Plan by the Total Return Fund may not exceed the annual rate of 0.20% of the average daily net assets of the Total Return Fund attributable to such share class. Effective May 1, 2009, we entered into an Investor Services Agreement -- Class 3 Shares ("Investor Services Agreement") with GE

Investment Funds, Inc. to compensate us for certain account maintenance, record keeping and other administrative services relating to the contracts for which the Total Return Fund would otherwise have to pay if not provided by us. Under the Investor Services Agreement, we are paid at the end of each calendar quarter an amount equal to, on an annual basis, 0.20% of the average daily net assets of the Separate Account invested in Class 3 shares of the Total Return Fund.

In addition to the asset-based payments for administrative and other services described above, GEAM may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide GEAM with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

VOTING RIGHTS

As required by law, we will vote the shares of the Total Return Fund held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever the Total Return Fund calls a shareholder meeting, owners will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Total Return Fund will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Total Return Fund shares for which no instructions are received (or instructions that are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

This type of voting, often referred to as "proportional voting," permits all contract owners in this contract, as well as contract owners from other variable annuity contracts and variable life insurance policies who have assets allocated to subaccounts which invest in the Total Return Fund ("Beneficial Shareholders") to participate in the voting process.

Proportional voting does not require a predetermined number of votes for a quorum and, if the majority Beneficial Shareholders do not participate in the voting process, minority Beneficial Shareholders can determine the result.

Since the Total Return Fund may engage in shared funding, other persons or entities besides us may vote shares of the Total Return Fund.

CHANGES TO THE SEPARATE ACCOUNT AND THE SUBACCOUNT

We reserve the right, within the law, to make additions, deletions and substitutions for the Total Return Fund. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of the Total Return Fund should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the Total Return Fund and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the Total Return Fund; however, we reserve our right to do so should the Total Return Fund become inappropriate to maintain the guarantees under the contract. We will only substitute the Total Return Fund with an equity based investment option should we exercise our right to substitute the Total Return Fund in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary approval of the SEC in accordance with the 1940 Act.

We also reserve the right to establish additional subaccounts, each of which would invest in a separate portfolio of GE Investments Funds, Inc., or in shares of another investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary approval of the SEC. Not all subaccounts may be available to all classes of contracts.

If permitted by law, we may create new separate accounts; deregister the Separate Account under the 1940 Act in the event such registration is no longer required; manage the Separate Account under the direction of committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE SUBACCOUNT -- POLICIES AND PROCEDURES

We have not adopted policies and procedures with regard to frequent trading for this product. This product is unique compared to other variable annuity products because it has only one Subaccount investing in one portfolio.

The Total Return Fund may refuse purchase payments for any reason. In such case, if we cannot make the purchase request on the date you allocate assets, your assets will be returned to you.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We currently do not pay commissions to the broker-dealers for selling this contract, but we reserve the right to do so in the future. We intend to recover the cost of marketing, administering and other costs associated with the benefits of the contracts through fees and charges imposed under the contracts. Please see the discussion below and in the "Sales of the Contract" provision of this prospectus.

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering Income Payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  . the risk that the actual life-span of persons receiving Income Payments under contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits stated in the contract. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Subaccount in the Separate Account an amount, computed daily, equal to an effective annual rate of 1.00% of the average daily net assets of the Subaccount. We assess this charge when we compute the net investment factor. The charge reduces the value of Accumulation Units and Annuity Units. The charge consists of a mortality and expense risk charge.
These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

Deductions for Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include full surrenders, partial withdrawals, Income Payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

The Total Return Fund incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of the Total Return Fund, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Total Return Fund makes deductions from its assets. Portfolio expenses are the responsibility of the Total Return Fund and are more fully described in the prospectus for the Total Return Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

THE CONTRACT

The contract is an individual flexible purchase payment variable income with guaranteed minimum income immediate and deferred annuity contract. We describe your rights and benefits below and in the contract. Your contract may differ in certain respects from the description in this prospectus due to variations in state insurance law requirements. Your contract reflects what applies to you.

PURCHASING THE CONTRACT

You may purchase the contract through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you directly or through your sales representative. See the "Sales of the Contract" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within five business days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85 at the time of application, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions which are younger than those stated in our contracts. We neither influence nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefit, and other non-tax related benefits. Please consult a tax adviser in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract or policy. You may have to pay a surrender charge under your current contract or policy to exchange it for this contract. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract or policy. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest.

OWNERSHIP

As owner(s), you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Ownership rights may be restricted by court orders, child support or tax collection actions or other legal proceedings.

Two persons may apply as joint owners for a Non-Qualified Contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. This means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to any restrictions stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan; and

  . your primary beneficiary and/or contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), upon written notice to our Home Office, provided an Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during an Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the non-natural owner may have negative tax consequences and you should consult a tax adviser before doing so.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ANNUITANT/JOINT ANNUITANT

An Annuitant must be named and the Annuitant must be the same person as the owner, unless the owner is a non-natural entity, such as a trust. In addition, if there are joint owners, the joint owner must be named a Joint Annuitant. Any joint owner added after the contract is issued must be the owner's spouse. If an owner adds his or her spouse as joint owner and/or Joint Annuitant, such addition can only take place prior to the Annuity Commencement Date.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before any Income Payments begin and while an Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

If a Non-Qualified Contract is assigned or sold, unless under an involuntary assignment affected by legal process, the Guaranteed Payment Floor will reduce to zero and cannot be increased. See the "Guaranteed Payment Floor" provision of this prospectus.

IRAs and other Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. See the "Tax Matters" provision of this prospectus.

PURCHASE PAYMENTS

You may make purchase payments to us at any frequency and in the amount you select, subject to certain restrictions. You must obtain our prior approval before you make total purchase payments for any Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is a IRA contract). Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts, and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation Units and Annuity Units once daily at the close of regular trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccount that invests in the Total Return Fund.

Upon allocation to the Subaccount, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to the Subaccount by the value of an Accumulation

Unit for the Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office.

VALUATION OF ACCUMULATION UNITS

Partial withdrawals, full surrenders and/or payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions relating to the event.

The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of the Subaccount from one Valuation Period to the next. The net investment factor for the Subaccount for any Valuation Period reflects the change in the net asset value per share of the Total Return Fund from one Valuation Period to the next, adjusted for the daily deduction of the mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, we take into account a charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Total Return Fund because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

SURRENDER AND PARTIAL WITHDRAWALS

SURRENDER AND PARTIAL WITHDRAWALS

We will allow you to totally surrender your contract or withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal which would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value on the Valuation Day we receive a request for surrender; less

   (2) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

When taking a partial withdrawal, any applicable premium tax will be taken from the amount withdrawn unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that partial withdrawals will reduce your death benefit by the proportion that the partial withdrawal (including any applicable premium tax assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus. A partial withdrawal will reduce the Guaranteed Payment Floor by the proportion that the partial withdrawal (including any premium tax assessed) reduces your Contract Value.

Partial withdrawals and surrenders may be subject to ordinary income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. A surrender or partial withdrawal may also be

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subject to income tax withholding. See the "Tax Matters" provision of this prospectus.

TELEPHONE WITHDRAWALS. You may take partial withdrawals under your contract by writing us in a form acceptable to us, or calling us provided we received your prior written authorization to take partial withdrawals over the telephone at our Home Office. You can only surrender your contract by writing our Home Office.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

  . Requiring you or a third party you authorize to provide some form of personal identification before we act on the telephone instructions;

  . Confirming the telephone transaction in writing to you or a third party you authorized; and/or

  .  Tape-recording telephone instructions.

If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or prohibit telephone withdrawals. To request a telephone withdrawal, please call us at 800.352.9910.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to surrender their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

DEATH OF OWNER AND/OR ANNUITANT

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE

If any owner dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day on which we receive a request for surrender or choice of applicable payment choice, due proof of death and any required forms at our Home Office.

If the owner is a non-natural entity, and any Annuitant dies before the Annuity Commencement Date, the amount of proceeds payable is the death benefit (as defined below). Upon receipt of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The "death benefit" available is equal to the Contract Value on the first Valuation Day we have received proof of death and all required forms at our Home Office.

DISTRIBUTION PROVISIONS UPON DEATH OF OWNER OR JOINT OWNER

In certain circumstances, federal tax law requires that distributions be made under this contract. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant if the owner is a non-natural entity.

The discussion below describes the methods available for distributing the value of the contract upon death.

HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS

At the death of an owner (or any Annuitant if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary

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beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone or in writing upon the death of an owner or Annuitant. We have the right to request that any notification of death given by telephone be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

PAYMENT CHOICES. The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices (and if no election is made, the default payment choice described below will apply):

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or to his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect to receive Monthly Income; or

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue his or her portion of the contract as the owner. If the surviving spouse elects to continue the contract, the terms of the contract will continue, except that:

      (1) the Guaranteed Payment Floor will be the Joint Guaranteed Payment Floor determined as of the date of the death of the deceased owner;

      (2) no additional purchase payments will be accepted; and

      (3) there will be no further step-up of the Guaranteed Payment Floor.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will be made over a period of five years following the date of death.

If the designated beneficiary who is not the surviving spouse of the deceased elects to receive Monthly Income, under payment choice 4 above, then payments may be made provided that:

   (1) the first Monthly Income payment must be paid no later than one year after the date of death;

   (2) the period certain for the income plan is shorter than the designated beneficiary's life expectancy as determined by the Internal Revenue Service; and

   (3) the Earliest Income Date is less than one year after the date of death.

In addition, the following will apply:

   (1) the Guaranteed Payment Floor will be the Joint Guaranteed Payment Floor determined as of the date of the death of the deceased owner;

   (2) no additional purchase payments will be accepted; and

   (3) there will be no further step-up of the Guaranteed Payment Floor.

DEATH BENEFIT ON OR AFTER THE ANNUITY COMMENCEMENT DATE

If any Annuitant dies on or after the Annuity Commencement Date, Income Payments will be made as stated in the section discussing Income Payments. See the "Income Payments" and "Distribution Rules" provisions of this prospectus.

DISTRIBUTION RULES

When Death Occurs Before the Annuity Commencement Date and the Beneficiary is the Surviving Spouse

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code.

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


These rules do not apply to Qualified Contracts or contracts held by charitable remainder trusts and certain other entities. Contracts that are not subject to these rules may be subject to other distribution rules. See the "Tax Matters" provision of this prospectus. If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or Joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 or 4 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

When Death Occurs On or After the Annuity Commencement Date

If the last surviving Annuitant dies on or after the Annuity Commencement Date, Monthly Income will be paid under the contract at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract; i.e., unless accelerated in accordance with the contract terms, Income Payments will continue to the beneficiary under the distribution method in effect at the time of death. Or, if chosen, the death benefit may be paid in a lump sum.

The lump sum amount will be the greater of (1) and (2) where:

   (1) is the present value of the Guaranteed Payment Floor for the number of years remaining in the period certain; and

   (2) is the present value of the Annual Income Amount for the number of years remaining in the period certain.

Present value will be calculated at rate of 1% above the Assumed Interest Rate at which the payments and Annuity Units were calculated. We will calculate the present value on the Valuation Day that we receive due proof of death and all required forms at our Home Office.

INCOME PAYMENTS

The Annuity Commencement Date is the date Income Payments begin under the contract, provided an Annuitant is still living on that date. You select the Annuity Commencement Date at contract issue, which may be any Valuation Day after the first Valuation Day under the contract. Prior to the date that Monthly Income begins, you may change the Annuity Commencement Date to any Valuation Day after the First Valuation Day under the contract, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis. The Guaranteed Payment Floor is zero if the Annuity Commencement Date is prior to the Earliest Income Date.

To change the Annuity Commencement Date, send a written notice to our Home Office at least 30 days prior to the proposed new Annuity Commencement Date. If you change the Annuity Commencement, and we consent to the new Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date you selected.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for Income Payments to start on the date and under the option specified by the plan.

MONTHLY INCOME

We will begin making Monthly Income payments to you on the Annuity Commencement Date. Monthly Income will not vary during an Annuity Year.

Currently, we will pay an income benefit in the form of a Life Income with a 20 or 23 Year period certain. Other income plans may be available upon request. If you change your income plan to another income plan after the contract is issued, the Guaranteed Payment Floor will be zero. Adding a spousal Joint Annuitant is not considered a change in income plan. You may only change your income plan prior to the Annuity Commencement Date.

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



Payments will continue for the life of the Annuitant under the Life Income with period certain plan if he or she lives longer than the period certain. If the Annuitant dies before the end of the period certain, we will continue the remaining payments for the remaining period to you or to the designated payee. Payments will continue for the life of the surviving Annuitant under the Joint Life and Survivor Income with period certain plan if any Annuitant lives longer than the period certain. If both Annuitants die before the end of the period certain, the remaining payments will be paid to you or another payee you have designated.

THE INITIAL MONTHLY INCOME PAYMENT. We determine the initial Monthly Income payment by taking the greater of:

   (1) the Guaranteed Payment Floor divided by 12; and

   (2) the Level Income Amount.

The Annual Income Amount is used to determine the Level Income Amount. The Level Income Amount is the monthly amount that would result from applying the Annual Income Amount to a twelve month, period certain, fixed single payment immediate annuity.

The initial Annual Income Amount for the Subaccount is equal to (1) multiplied by (2), divided by (3), where:

   (1) is the annual payment rate per $1,000 for your income plan using the Settlement Age(s) of the Annuitant and any Joint Annuitant as of the Annuity Commencement Date;

   (2) is the Annuity Commencement Value, less any premium tax; and

   (3) is $1,000.

Annual payments rates are based on the Annuity 2000 Mortality Tables using an assumed interest rate of 3%.

On the Annuity Commencement Date, if any Monthly Income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Annuity Commencement Value and the contract will terminate on the Annuity Commencement Date.

SUBSEQUENT MONTHLY INCOME PAYMENTS. Monthly Income in subsequent Annuity Years will be calculated as of the first Valuation Day of each Annuity Year and is equal to the greater of (1) and (2) where:

   (1) is the subsequent Level Income Amount, MINUS any value in the Adjustment Account as of the date the last Monthly Income was paid divided by twelve; and

   (2) is the Guaranteed Payment Floor divided by twelve.

The Annual Income Amount is used to determine the Level Income Amount. The Annual Income Amount in subsequent Annuity Years is determined by means of Annuity Units.

The number of Annuity Units will be determined on the Annuity Commencement Date. The number of Annuity Units for the Subaccount is (1) divided by (2) where:

   (1) is the initial Annual Income Amount from the Subaccount; and

   (2) is the Annuity Unit value for the Subaccount as of the Annuity Commencement Date.

The Annual Income Amount for the Subaccount in each subsequent Annuity Year is the number of Annuity Units for the Subaccount multiplied by the Annuity Unit value for the Subaccount on the first Valuation Day of each Annuity Year. The Annual Income Amount for each subsequent Annuity Year is equal to the sum of Annual Income Amounts for the Subaccount.

The Annual Income Amount may be greater or less than the Annual Income Amount in the first Annuity Year. We guarantee that the Annual Income Amount in subsequent Annuity Years will not be affected by variations in mortality assumptions on which the Annual Income Amount in the first Annuity Year is based.

DETERMINATION OF ANNUITY UNIT VALUE. The Annuity Unit value for the Subaccount for any Valuation Period is equal to the Annuity Unit value for the Subaccount for the preceding Valuation Period multiplied by the product of (1) and (2), where:

   (1) is the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated; and

   (2) is an Assumed Interest Rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The Assumed Interest Rate factor in (2) is the daily equivalent of dividing (i) one by (ii) one PLUS the Assumed Interest Rate of 3%. If a plan with a different Assumed Interest Rate is used to determine the initial payment, a different Assumed Interest Rate factor will be used to determine subsequent payments.

ADJUSTMENT ACCOUNT. An adjustment account is established on the Annuity Commencement Date. The value of the Adjustment Account on the Annuity Commencement Date is the greater of (1) and (2), where:

   (1) is zero (0); and

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   (2) is the Guaranteed Payment Floor, MINUS twelve multiplied by the initial
       Level Income Amount.

The value of the Adjustment Account in subsequent Annuity Years is the greater of (1) and (2), where:

   (1) is zero (0); and

   (2) is the value of the Adjustment Account as of the prior Annuity Year, PLUS twelve multiplied by the Monthly Income for the current Annuity Year, MINUS twelve multiplied by the Level Income Amount for the current Annuity Year.

GUARANTEED PAYMENT FLOOR

Your initial purchase payment purchases a minimum guaranteed amount of annual income paid monthly beginning on or after the Annuity Commencement Date.

The initial Guaranteed Payment Floor is determined at the time the initial purchase payment is received. All or part of the initial Guaranteed Payment Floor may be carried over from another annuity contract. Purchase payments that do not benefit from a higher carried over Guaranteed Payment Floor will recieve an initial Guaranteed Payment Floor determined by multiplying the initial purchase payment by the Guaranteed Payment Floor Factor for the Annuitant's Attained Age on the date the contract is issued as shown in your contract.

The Guaranteed Payment Floor does not change unless there are additional purchase payments, Gross Withdrawals, a step-up of Guaranteed Payment Floor or the death of an owner.

If you make additional purchase payments, your Guaranteed Payment Floor will be increased. The amount of increase in the Guaranteed Payment Floor will be (1) multiplied by (2), where:

   (1) is the additional purchase payment amount; and

   (2) is the Guaranteed Payment Floor Factor for the Annuitant's Attained Age on the Valuation Day the purchase payment is received.

If approved by us, the above increase may be greater if a Guaranteed Payment Floor amount is carried over from another annuity contract. In addition, we reserve the right to change the table of Guaranteed Payment Floor Factors as of January 1 of each calendar year. We will send you the new table before the effective date of the change. Any change in the Guaranteed Payment Floor
Factors will apply to purchase payments received on or after the table is changed. Any change in the Guaranteed Payment Floor Factors will not affect your Guaranteed Payment Floor purchased before the effective date of the change.

Your Guaranteed Payment Floor may increase each year on the Annuitant's birthday. If the Annuitant's birthday does not fall on a Valuation Day, we will calculate the increase, if any, on the next Valuation Day. The Guaranteed Payment Floor on that date is equal to the greater of (1) and (2), where:

   (1) is the Guaranteed Payment Floor prior to the Annuitant's birthday; and

   (2) is (a) multiplied by (b), where:

       a. is the Guaranteed Payment Floor Factor on the Annuitant's birthday for the Annuitant's Attained Age; and

       b. is the Contract Value on the first Valuation Day on or after the Annuitant's birthday.

The Guaranteed Payment Floor will be adjusted to reflect the amount withdrawn by reducing the Guaranteed Payment Floor in the same proportion that the Contract Value is reduced by the Gross Withdrawal.

If on the Annuity Commencement Date there is a Joint Annuitant, the Guaranteed Payment Floor will be the Joint Guaranteed Payment Floor.

COMMUTATION OF MONTHLY INCOME PAYMENTS

After the Annuity Commencement Date and prior to the end of the period certain, you may elect to commute the remaining period certain payments. The Commutation Value is as of any Valuation Day we receive a written request for Commutation at our Home Office (the "Commutation Date"). Once the period certain is complete, there is no commuted value. However, should the Annuitant live beyond the period certain, Monthly Income payments will resume.

The Commutation Value is equal to (1) MINUS (2), where:

   (1) is the present value of the Annual Income Amount for the number of years remaining in the period certain as of the effective date of the lump sum payment; and

   (2) is the Adjustment Account as of the effective date of the lump sum payment.

Present value will be calculated using the Assumed Interest Rate, PLUS the total Separate Account charges. The effective date of the lump sum payment will be the Valuation Day that we receive your written request to apply this provision in a form acceptable to us at our Home Office.

IMPORTANT NOTE ON COMMUTATION: PLEASE CONSIDER YOUR OPTIONS CAREFULLY BEFORE YOU ELECT TO COMMUTE YOUR MONTHLY INCOME PAYMENTS AND RECEIVE THE COMMUTATION VALUE.

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BECAUSE THE PAYMENT YOU WILL RECEIVE IS BASED ON THE NUMBER OF YEARS REMAINING
IN THE PERIOD CERTAIN, YOU WILL LOSE THE OPPORTUNITY TO RECEIVE A POTENTIALLY SIGNIFICANT AMOUNT OF MONTHLY INCOME. PLEASE CONSIDER, ALSO, THE ADVERSE EFFECT COMMUTING YOUR PERIOD CERTAIN INCOME PAYMENTS MAY HAVE ON YOUR BENEFICIARIES OR DESIGNATED PAYEES.

OPTIONAL PAYMENT PLANS

Death proceeds or surrender value may be paid in one payment or, subject to the limitations below, left with us and paid under an optional payment plan ("Optional Payment Plan"). Proceeds paid under an Optional Payment Plan do not include Monthly Income payments payable upon the Annuity Commencement Date.

During the Annuitant's life, and before Income Payments begin, you (or the designated beneficiary at your death) can choose an Optional Payment Plan. If you change a designated beneficiary, your Optional Payment Plan selection will remain in effect unless you make a new selection. Any election or change in an Optional Payment Plan must be sent to our Home Office in a form acceptable to us. We do not allow any changes after Income Payments begin. If an Optional Payment Plan has not been chosen at the death of the owner or Annuitant, your designated beneficiary can choose an Optional Payment Plan when we pay the Death Benefit. See "The Death Benefit" provision of this prospectus.

The Optional Payment Plans listed below are available as either a fixed or variable income option. You must select one or the other; a combination is not permitted.

FIXED INCOME OPTIONS UNDER AN OPTIONAL PAYMENT PLAN. Fixed Income Payments will begin on the date selected. All amounts are transferred to our General Account and payments made will equal or exceed those required by the state where the contract is issued.

VARIABLE INCOME OPTIONS UNDER AN OPTIONAL PAYMENT PLAN. Variable Income Payments will begin within seven days of the requested start date. Variable Income Payments after the first will reflect the investment experience of the Subaccount. No minimum amount is guaranteed. Income Payments begin after the date we receive due proof of any owner's (or Annuitant's) death or a surrender. We will determine your variable Income Payments in the manner described in the "Death Benefit Before the Annuity Commencement Date" provision of this prospectus.

The following Optional Payment Plans are available under the contract:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating Income Payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for periodic payments to be made to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating Income Payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan.

Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 2 (Joint Life and Survivor Income) are not redeemable.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a

                                      22

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retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law does generally not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the annual purchase payments applied to the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner (entity) is taxable on the annual increase in the Contract Value in excess of the purchase payments made that year. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.


INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of the Total Return Fund in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated under the contract.


Although we do not control the investments of all of the Total Return Fund, we expect that the Total Return Fund will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."


AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which Income Payments must begin. However, those rules do require that an annuity contract provide for amortization, through Income Payments, of the contract's purchase payments paid and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time. If Income Payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.


NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL WITHDRAWALS AND FULL SURRENDER. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.


A full surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a full surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."


Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

It is possible that certain additional amounts could be included in the gain under your contract for purposes of determining the tax treatment of withdrawals, e.g., amounts attributable to the Guaranteed Payment Floor.

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ASSIGNMENTS AND PLEDGES.  The Code treats any assignment or pledge of (or agreement to assign or pledge) all or a portion of your Contract Value as a partial withdrawal or a full surrender, as the case may be.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract" (as defined above). In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each Income Payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your Income Payment.

Pursuant to the Code, you will pay tax on the full amount of your Income Payments once you have recovered the total amount of the "investment in the contract." If Income Payments cease because of the death of the Annuitant(s) and before the total amount of the investment in the contract has been recovered, the unrecovered amount generally will be deductible.

TAXATION OF DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or if an owner is a non-natural entity, an Annuitant. The tax treatment of these amounts depends on whether the owner, or Annuitant (or joint owner or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an Income Payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid On or After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent it exceeds the unrecovered "investment in the contract," provided the death benefit is received in accordance with the existing Optional Payment Plan. All Income Payments in excess of the unrecovered "investment in the contract" are includible in income.

The tax law imposes tax on a death benefit proceeds received in a lump sum to the extent that it exceeds the unrecovered "investment in the contract" at the time of payment.

PENALTY TAXES PAYABLE ON SURRENDER, PARTIAL WITHDRAWALS OR INCOME PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals, surrender or Income Payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives of the taxpayer and his designated beneficiary; or

  . the beneficiary receives on or after the death of the Owner (or the Annuitant, if the Owner is not a natural person).

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax adviser for more information.

SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an Income Payment, surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

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  .  if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of these rules are not clear. However, these rules could affect:

  . the amount of a surrender, a partial withdrawal or an Income Payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract (or a life insurance contract) for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.


If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial
Section 1035 exchange are strongly advised to consult a tax adviser.


Upon death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.


Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.


QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans and individual retirement arrangements. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefit and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Accounts (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs. Section 408A of the Code permits certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting and funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; and reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

There are specific Code and ERISA rules that apply to loans from qualified plans. Employer plans may have additional restrictions. Partial withdrawals permitted under this contract may not qualify as a qualified plan loan. There are specific Code rules that apply to death benefits under qualified plans, to which those features under this contract may be subject.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or plan fiduciary to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.


GUARANTEED PAYMENT FLOOR. Distributions from Qualified Contracts generally must satisfy certain required "minimum distribution rules." It is unclear whether variable Income Payments subject to the Guaranteed Payment Floor feature will satisfy these rules. As a result, the availability of such payments could cause the disqualification of a Qualified Contract, which could result in increased taxes to the owner. We reserve the right to limit the availability of such payments, or to modify such payments, as necessary to preclude any such disqualification. In addition, the Guaranteed Payment Floor feature, could increase the amount of the minimum required distribution that must be taken from your contract.


IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.


THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATIONS REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSED CONTRACT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASE THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE ENDORSEMENT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.


You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as Traditional IRA, Roth IRA or SEP could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.



When distributions are to be made for married participants under certain qualified contracts, the form of distribution may have to be a qualified joint and survivor annuity. The form of distribution can be altered only with receipt of consent of the spouse and the Annuitant.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA (or a Roth 401(k)) if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or Income Payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  . to the extent it does not exceed the amount allowable as a deduction to the Owner, amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exceptions may vary.


MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. ROLLOVERS AND TRANSFERS: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


DIRECT ROLLOVERS: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

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



IRA CONVERSIONS: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contracts cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.


DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contract and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Total Return Fund that you will pay indirectly when your assets are allocated to the Total Return Fund, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning the Total Return Fund's fees and expenses is included in its prospectus.

The Company may receive fees from the investment adviser or distributor of the Total Return Fund for certain administrative and other services we provide to you or to the Total Return Fund relating to the allocation of your assets to the Total Return Fund. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees from the Total Return Fund or its distributor for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Total Return Fund and its adviser and distributor is included in "The Subaccount and the Total Return Fund" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer generally is paid a commission and may be paid a separate marketing allowance. We currently do not pay compensation for the promotion and sale of the contracts; however, we reserve the right to do so in the future. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract.


FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or full surrender, or Income Payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner.

Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


For 2012, the federal estate tax, gift tax and generation-skipping transfer ("GST") tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


FEDERAL DEFENSE OF MARRIAGE ACT

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore, spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by Section 72(s) of the Code. Consult a tax adviser for more information on this subject.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or full surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amount as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

       . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

       . the New York Stock Exchange is closed for other than a regular holiday or weekend;

       .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrender, or death benefit until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALES OF THE CONTRACT

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA").

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
800.289.9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed by the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We currently do not pay compensation for the promotion and sale of the contracts, however, we reserve the right to do so in the future.


No commissions have been paid to Capital Brokerage Corporation for the sale of the contracts. In 2011, 2010 and 2009, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage Corporation anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires otherwise, the amount of the refund you receive will equal your Contract Value as of the Valuation Day our Home Office receives the returned contract PLUS any adjustments required by applicable law or regulation as of the date we receive the contract. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you have previously taken. In certain states you may have more than 10 days to return the contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER OR SURVIVAL

We may require proof of the age, gender, death or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in the Subaccount. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for the Total Return Fund, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933, as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov. (This uniform resource locator (URL) is an inactive textual reference only and is not intended to incorporate the SEC website into this prospectus.)

EXEMPTION TO FILE PERIODIC REPORTS

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

LEGAL PROCEEDINGS


We face the significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

In June 2011, Genworth North America Corporation received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.


We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.


The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION
                                                             PAGE
THE COMPANY................................................. B-3

THE SEPARATE ACCOUNT........................................ B-3

THE CONTRACTS............................................... B-4
   Net Investment Factor.................................... B-4

TERMINATION OF PARTICIPATION AGREEMENT...................... B-4

CALCULATION OF PERFORMANCE DATA............................. B-4
   Subaccount Investing in the Total Return Fund............ B-4

TAX MATTERS................................................. B-5
   Taxation of Genworth Life and Annuity Insurance Company.. B-5
   IRS Required Distributions............................... B-5

GENERAL PROVISIONS.......................................... B-6
   Using the Contracts as Collateral........................ B-6
   The Beneficiary.......................................... B-6
   Non-Participating........................................ B-6
   Misstatement of Age or Gender............................ B-6
   Incontestability......................................... B-6
   Statement of Values...................................... B-6
   Trust as Owner or Beneficiary............................ B-6
   Written Notice........................................... B-6

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT
  PLANS..................................................... B-6

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY... B-6

EXPERTS..................................................... B-7

FINANCIAL STATEMENTS........................................ B-7


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling 800.352.9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Form P1165 4/05 (MyClearCourse(R)) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City               State                                     Zip

Signature of Requestor _________________________________________________________

                    STATEMENT OF ADDITIONAL INFORMATION FOR
   FLEXIBLE PURCHASE PAYMENT VARIABLE INCOME WITH GUARANTEED MINIMUM INCOME
                   IMMEDIATE AND DEFERRED ANNUITY CONTRACTS

                                FORM P1165 4/05
                            ENDORSEMENT P5322 1/06

                                  ISSUED BY:
GENWORTH LIFE AND ANNUITY INSURANCE COMPANY GENWORTH LIFE & ANNUITY VA SEPARATE
                                   ACCOUNT 2
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                        TELEPHONE NUMBER: 800.352.9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2012, for the Flexible Purchase Payment Variable Income with Guaranteed Minimum Income Immediate and Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 2. The terms used in the current prospectus for the Flexible Purchase Payment Variable Income with Guaranteed Minimum Income Immediate and Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      800.352.9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2012.

TABLE OF CONTENTS


THE COMPANY............................................................... B-3

THE SEPARATE ACCOUNT...................................................... B-3

THE CONTRACTS............................................................. B-4
   Net Investment Factor.................................................. B-4

TERMINATION OF PARTICIPATION AGREEMENT.................................... B-4

CALCULATION OF PERFORMANCE DATA........................................... B-4
   Subaccount Investing in the Total Return Fund.......................... B-4

TAX MATTERS............................................................... B-5
   Taxation of Genworth Life and Annuity Insurance Company................ B-5
   IRS Required Distributions............................................. B-5

GENERAL PROVISIONS........................................................ B-6
   Using the Contracts as Collateral...................................... B-6
   The Beneficiary........................................................ B-6
   Non-Participating...................................................... B-6
   Misstatement of Age or Gender.......................................... B-6
   Incontestability....................................................... B-6
   Statement of Values.................................................... B-6
   Trust as Owner or Beneficiary.......................................... B-6
   Written Notice......................................................... B-6

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS............. B-6

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY................. B-6

EXPERTS................................................................... B-7

FINANCIAL STATEMENTS...................................................... B-7

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into the Company. The Company was the surviving entity. FHL and FCL were both stock life insurance companies operating under charter granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance, of the Commonwealth of Virginia for these mergers. The accompanying financial information for the Company has been presented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control, as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth.

Upon consummation of the FHL and FCL mergers, the Company transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity.


We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment management and financial solutions to more than 15 million customers, with a presence in more than 25 countries.

In 2011, we changed our operating business segments to better align our businesses. Under the new structure, we operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. LIFE INSURANCE. Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities for the retirement market.

  . RUNOFF. Our Runoff segment includes the results of non-strategic products that are no longer sold. Our non-strategic products include our variable annuity, variable life insurance, group variable annuities offered through retirement plans and other products. Our other products include our institutional and corporate-owned life insurance products. Institutional products consist of: funding agreements, funding agreement backed notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities. On May 1, 2008, we discontinued the sales of variable life insurance policies. We continue to service existing policies.

We also have Corporate and Other activities, which include interest and other debt financing expenses, other corporate income and expenses not allocated to the segments.


We do business in all states, except New York, the District of Columbia and Bermuda.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance, of the Commonwealth of Virginia at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE ACCOUNT

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into one or more Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to one or more Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

THE CONTRACTS

Net Investment Factor

The net investment factor measures investment performance of the Subaccount during a Valuation Period. The Subaccount has its own net investment factor for a Valuation Period. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of the Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against the Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount); and

   (b) is the value of the net assets of the Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge.

We will value the assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws.

TERMINATION OF PARTICIPATION AGREEMENT

The participation agreement pursuant to which the GE Investments Funds, Inc. -- Total Return Fund ("Total Return Fund") sells its shares to the Separate Account contains a provision regarding the circumstances in which the Agreement may be terminated.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon one-hundred eighty (180) days' advance written notice to the other parties, unless a shorter time is agreed to by the parties.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccount investing in the Total Return Fund. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

Subaccount Investing in the Total Return Fund

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for the Subaccount for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the contract was available, performance data will be based on the performance of the Total Return Fund, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values as described below:

   (1) We calculate unit value for each Valuation Period based on the performance of the Subaccount investing in the Total Return Fund (after deductions for the Total Return Fund's expenses, and the mortality and expense risk fees).

   (2) Standardized total return does not reflect the deduction of any premium taxes.

   (3) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1
       where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Total Return Fund has provided the price information used to calculate the historical performance of the Subaccount. We have no reason to doubt the accuracy of the figures provided by the Total Return Fund. We have not independently verified such information.

We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. (See the "Tax Matters" section of the prospectus.) Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we may currently impose a charge), charges for such taxes attributable to the Separate Account may also be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death, or

      (2) as Income Payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available and/or eligible for assignment. See the "Tax Matters" provision of the prospectus.

The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application or by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and each Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

EXPERTS


The consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2011 and 2010, and for each of the years in the three-year period ended December 31, 2011, and the financial statements of the Separate Account as of December 31, 2011 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report on the consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries dated March 26, 2012 refers to a change in the method of accounting for embedded credit derivatives and variable interest entities in 2010 and for other-than-temporary impairments in 2009.


The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

FINANCIAL STATEMENTS

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2011

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               Table of Contents

                         Year ended December 31, 2011

                                                                            PAGE
                                                                            ----
Independent Registered Public Accounting Firm's Report.....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-11

Statements of Changes in Net Assets........................................ F-19

Notes to Financial Statements.............................................. F-35

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Contract Owners
Genworth Life & Annuity VA Separate Account 2 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 2 (the Account) (comprising the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Basic Value Fund -- Series II shares, Invesco V.I. Capital Appreciation Fund -- Series I shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco Van Kampen V.I. Comstock Fund -- Series II shares, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund --
Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1, Columbia Variable Portfolio--Marsico International Opportunities Fund -- Class 2; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund; Federated Insurance Series -- Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth 40/60 Index Allocation Fund -- Service Shares, Genworth 60/40 Index Allocation Fund -- Service Shares, Genworth Calamos Growth Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Enhanced International Index Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Growth Allocation Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth Moderate Allocation Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares; Janus Aspen Series -- Balanced Portfolio -- Service Shares, Forty Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small- &Mid-Cap Fund(R)/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, High Yield Portfolio -- Administrative
Class Shares, Long-Term U.S. Government Portfolio -- Administrative
Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio --
Class II Shares, Natural Resources Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2) as of December 31, 2011, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the underlying mutual funds or their transfer agent. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate
Account 2 as of December 31, 2011, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 19, 2012

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                     Statements of Assets and Liabilities

                               December 31, 2011

                                             AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                                       ----------------------------------------------------------------------------
                                                                                                        INVESCO VAN
                                       INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO VAN KAMPEN V.I.
                                          BASIC       CAPITAL        CORE     INTERNATIONAL KAMPEN V.I. EQUITY AND
                                          VALUE     APPRECIATION    EQUITY       GROWTH      COMSTOCK     INCOME
                                         FUND --      FUND --      FUND --       FUND --      FUND --     FUND --
                          CONSOLIDATED  SERIES II     SERIES I     SERIES I     SERIES II    SERIES II   SERIES II
                             TOTAL        SHARES       SHARES       SHARES       SHARES       SHARES      SHARES
                          ------------ ------------ ------------ ------------ ------------- ----------- -----------
ASSETS:
Investments at fair
 value (note 2b)......... $884,662,345    15,597       52,298      813,032      4,118,962     811,913    1,912,721
Dividend receivable......      149,843        --           --           --             --          --           --
Receivable for units sold       39,331        --           --           --          2,009          --           --
                          ------------    ------       ------      -------      ---------     -------    ---------
    Total assets.........  884,851,519    15,597       52,298      813,032      4,120,971     811,913    1,912,721
                          ------------    ------       ------      -------      ---------     -------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       39,410         1            2           31            167          31           93
Payable for units
 withdrawn...............      129,907         1           --            2             --         380            1
                          ------------    ------       ------      -------      ---------     -------    ---------
    Total liabilities....      169,317         2            2           33            167         411           94
                          ------------    ------       ------      -------      ---------     -------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  863,163,197    15,595       52,296      812,999      3,991,520     811,502    1,890,073
 Variable annuity
   contract owners in
   the annuitization
   period................   21,519,005        --           --           --        129,284          --       22,554
 Genworth Life and
   Annuity (note 4c).....           --        --           --           --             --          --           --
                          ------------    ------       ------      -------      ---------     -------    ---------
    Net assets........... $884,682,202    15,595       52,296      812,999      4,120,804     811,502    1,912,627
                          ============    ======       ======      =======      =========     =======    =========
Investments in
 securities at cost...... $900,830,963    23,151       52,319      783,535      4,127,142     761,472    1,610,801
                          ============    ======       ======      =======      =========     =======    =========
Shares outstanding.......                  2,565        2,442       30,428        157,936      71,978      140,332
                                          ======       ======      =======      =========     =======    =========

                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          -----------------------------------------------------


                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND
                              STRATEGY           GROWTH            INCOME
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........     2,201,395          104,655           50,890
Dividend receivable......            --               --               --
Receivable for units sold            25            1,035               --
                              ---------          -------           ------
    Total assets.........     2,201,420          105,690           50,890
                              ---------          -------           ------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..            92                4                1
Payable for units
 withdrawn...............            --               --               --
                              ---------          -------           ------
    Total liabilities....            92                4                1
                              ---------          -------           ------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     2,188,005          105,686           50,889
 Variable annuity
   contract owners in
   the annuitization
   period................        13,323               --               --
 Genworth Life and
   Annuity (note 4c).....            --               --               --
                              ---------          -------           ------
    Net assets...........     2,201,328          105,686           50,889
                              =========          =======           ======
Investments in
 securities at cost......     2,291,381          117,894           45,680
                              =========          =======           ======
Shares outstanding.......       203,833            7,218            2,849
                              =========          =======           ======


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011


                                                                                 AMERICAN CENTURY
                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.      VARIABLE
                                               (CONTINUED)                      PORTFOLIOS II, INC.
                          ----------------------------------------------------- -------------------



                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                            INTERNATIONAL       LARGE CAP         SMALL CAP        VP INFLATION
                                VALUE            GROWTH            GROWTH           PROTECTION
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --          FUND --
                               CLASS B           CLASS B           CLASS B           CLASS II
                          ----------------- ----------------- ----------------- -------------------
ASSETS:
Investments at fair
 value (note 2b).........    $5,944,198          114,924          1,153,984          8,856,537
Dividend receivable......            --               --                 --                 --
Receivable for units sold         5,609               --                 --                 --
                             ----------          -------          ---------          ---------
    Total assets.........     5,949,807          114,924          1,153,984          8,856,537
                             ----------          -------          ---------          ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           246                4                 52                364
Payable for units
 withdrawn...............            --               --                 --                186
                             ----------          -------          ---------          ---------
    Total liabilities....           246                4                 52                550
                             ----------          -------          ---------          ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     5,693,313          114,920          1,153,932          8,533,679
 Variable annuity
   contract owners in
   the annuitization
   period................       256,248               --                 --            322,308
 Genworth Life and
   Annuity (note 4c).....            --               --                 --                 --
                             ----------          -------          ---------          ---------
    Net assets...........    $5,949,561          114,920          1,153,932          8,855,987
                             ==========          =======          =========          =========
Investments in
 securities at cost......    $7,121,370          108,896            993,990          8,260,670
                             ==========          =======          =========          =========
Shares outstanding.......       521,421            4,413             69,475            753,748
                             ==========          =======          =========          =========

                                                                                  COLUMBIA FUNDS VARIABLE
                                  BLACKROCK VARIABLE SERIES FUNDS, INC.              INSURANCE TRUST I
                          ------------------------------------------------------ --------------------------
                                                                                                COLUMBIA
                                           BLACKROCK                                            VARIABLE
                                             GLOBAL     BLACKROCK    BLACKROCK     COLUMBIA   PORTFOLIO --
                             BLACKROCK     ALLOCATION   LARGE CAP      VALUE       VARIABLE      MARSICO
                          BASIC VALUE V.I.    V.I.     GROWTH V.I. OPPORTUNITIES PORTFOLIO -- INTERNATIONAL
                              FUND --       FUND --      FUND --   V.I. FUND --    MARSICO    OPPORTUNITIES
                             CLASS III     CLASS III    CLASS III    CLASS III   GROWTH FUND     FUND --
                               SHARES        SHARES      SHARES       SHARES      -- CLASS 1     CLASS 2
                          ---------------- ----------- ----------- ------------- ------------ -------------
ASSETS:
Investments at fair
 value (note 2b).........     988,067      214,350,112   28,274       106,771     1,447,923     3,532,531
Dividend receivable......          --               --       --            --            --            --
Receivable for units sold          --           13,365       --            --            --         1,949
                              -------      -----------   ------       -------     ---------     ---------
    Total assets.........     988,067      214,363,477   28,274       106,771     1,447,923     3,534,480
                              -------      -----------   ------       -------     ---------     ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          43            9,766        1             4            62           147
Payable for units
 withdrawn...............         281               --       --            28         1,054            --
                              -------      -----------   ------       -------     ---------     ---------
    Total liabilities....         324            9,766        1            32         1,116           147
                              -------      -----------   ------       -------     ---------     ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     987,743      206,286,557   28,273       106,739     1,446,807     3,406,334
 Variable annuity
   contract owners in
   the annuitization
   period................          --        8,067,154       --            --            --       127,999
 Genworth Life and
   Annuity (note 4c).....          --               --       --            --            --            --
                              -------      -----------   ------       -------     ---------     ---------
    Net assets...........     987,743      214,353,711   28,273       106,739     1,446,807     3,534,333
                              =======      ===========   ======       =======     =========     =========
Investments in
 securities at cost......     977,705      224,847,267   32,186        89,152     1,359,409     3,896,177
                              =======      ===========   ======       =======     =========     =========
Shares outstanding.......      86,901       16,140,822    2,580         7,578        72,687       265,804
                              =======      ===========   ======       =======     =========     =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011


                                EATON VANCE
                               VARIABLE TRUST   FEDERATED INSURANCE SERIES
                              ---------------- ----------------------------- ------------

                                                                                 VIP
                                               FEDERATED HIGH   FEDERATED      BALANCED
                                                INCOME BOND      KAUFMANN    PORTFOLIO --
                              VT FLOATING-RATE   FUND II --     FUND II --     SERVICE
                                INCOME FUND    SERVICE SHARES SERVICE SHARES   CLASS 2
                              ---------------- -------------- -------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............    $2,588,723       287,516       4,631,134     2,985,330
Dividend receivable..........         9,350            --              --            --
Receivable for units sold....            --            --           1,607           116
                                 ----------       -------       ---------     ---------
       Total assets..........     2,598,073       287,516       4,632,741     2,985,446
                                 ----------       -------       ---------     ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....           119            10             193           139
Payable for units
  withdrawn..................         1,073           253              --            --
                                 ----------       -------       ---------     ---------
       Total liabilities.....         1,192           263             193           139
                                 ----------       -------       ---------     ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................     2,596,881       287,253       4,438,755     2,856,256
   Variable annuity
     contract owners in
     the annuitization
     period..................            --            --         193,793       129,051
   Genworth Life and
     Annuity (note 4c).......            --            --              --            --
                                 ----------       -------       ---------     ---------
       Net assets............    $2,596,881       287,253       4,632,548     2,985,307
                                 ==========       =======       =========     =========
Investments in
  securities at cost.........    $2,575,551       285,268       4,637,826     2,930,888
                                 ==========       =======       =========     =========
Shares outstanding...........       278,357        42,722         366,387       206,884
                                 ==========       =======       =========     =========

                                         FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                              -------------------------------------------------------------------------------
                                            VIP DYNAMIC      VIP          VIP                       VIP
                                   VIP        CAPITAL      EQUITY-      GROWTH &       VIP       INVESTMENT
                              CONTRAFUND(R) APPRECIATION    INCOME       INCOME       GROWTH     GRADE BOND
                              PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                 SERVICE      SERVICE      SERVICE      SERVICE      SERVICE      SERVICE
                                 CLASS 2      CLASS 2      CLASS 2      CLASS 2      CLASS 2      CLASS 2
                              ------------- ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............   2,551,413     187,858      214,712       61,248       97,399      660,812
Dividend receivable..........          --          --           --           --           --           --
Receivable for units sold....          --          --           --           --           --           --
                                ---------     -------      -------       ------      -------      -------
       Total assets..........   2,551,413     187,858      214,712       61,248       97,399      660,812
                                ---------     -------      -------       ------      -------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          90           8            8            2            4           22
Payable for units
  withdrawn..................         193           1          248            1            2          352
                                ---------     -------      -------       ------      -------      -------
       Total liabilities.....         283           9          256            3            6          374
                                ---------     -------      -------       ------      -------      -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   2,551,130     187,849      214,456       61,245       97,393      660,438
   Variable annuity
     contract owners in
     the annuitization
     period..................          --          --           --           --           --           --
   Genworth Life and
     Annuity (note 4c).......          --          --           --           --           --           --
                                ---------     -------      -------       ------      -------      -------
       Net assets............   2,551,130     187,849      214,456       61,245       97,393      660,438
                                =========     =======      =======       ======      =======      =======
Investments in
  securities at cost.........   2,395,414     172,059      208,577       55,658      104,892      661,068
                                =========     =======      =======       ======      =======      =======
Shares outstanding...........     112,695      23,250       11,663        4,943        2,666       51,951
                                =========     =======      =======       ======      =======      =======


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011

                            FIDELITY(R) VARIABLE
                             INSURANCE PRODUCTS
                              FUND (CONTINUED)             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          ------------------------- ------------------------------------------------------------------
                                           VIP
                              VIP         VALUE                     FRANKLIN TEMPLETON
                            MID CAP     STRATEGIES  FRANKLIN INCOME    VIP FOUNDING    MUTUAL SHARES  TEMPLETON GROWTH
                          PORTFOLIO -- PORTFOLIO --   SECURITIES     FUNDS ALLOCATION    SECURITIES      SECURITIES
                            SERVICE      SERVICE        FUND --          FUND --          FUND --         FUND --
                            CLASS 2      CLASS 2    CLASS 2 SHARES    CLASS 2 SHARES   CLASS 2 SHARES  CLASS 2 SHARES
                          ------------ ------------ --------------- ------------------ -------------- ----------------
ASSETS:
Investments at fair
 value (note 2b).........  $2,498,756    144,841      19,259,983        6,618,768        6,662,126        547,420
Dividend receivable......          --         --              --               --               --             --
Receivable for units sold         218         --              --               --               --             --
                           ----------    -------      ----------        ---------        ---------        -------
    Total assets.........   2,498,974    144,841      19,259,983        6,618,768        6,662,126        547,420
                           ----------    -------      ----------        ---------        ---------        -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         113          5             922              334              264             18
Payable for units
 withdrawn...............          --          1           9,270              187            2,075             --
                           ----------    -------      ----------        ---------        ---------        -------
    Total liabilities....         113          6          10,192              521            2,339             18
                           ----------    -------      ----------        ---------        ---------        -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   2,498,861    144,835      17,618,761        6,096,016        6,463,165        547,402
 Variable annuity
   contract owners in
   the annuitization
   period................          --         --       1,631,030          522,231          196,622             --
 Genworth Life and
   Annuity (note 4c).....          --         --              --               --               --             --
                           ----------    -------      ----------        ---------        ---------        -------
    Net assets...........  $2,498,861    144,835      19,249,791        6,618,247        6,659,787        547,402
                           ==========    =======      ==========        =========        =========        =======
Investments in
 securities at cost......  $2,575,748    147,573      19,998,461        6,810,321        6,360,526        598,113
                           ==========    =======      ==========        =========        =========        =======
Shares outstanding.......      87,430     16,403       1,344,971          872,038          433,168         54,146
                           ==========    =======      ==========        =========        =========        =======


                                      GE INVESTMENTS FUNDS, INC.
                          --------------------------------------------------

                          CORE VALUE
                            EQUITY                     MID-CAP
                           FUND --   INCOME FUND -- EQUITY FUND --  MONEY
                           CLASS 1      CLASS 1        CLASS 1      MARKET
                            SHARES       SHARES         SHARES       FUND
                          ---------- -------------- -------------- ---------
ASSETS:
Investments at fair
 value (note 2b).........     --        154,315        142,470     7,204,823
Dividend receivable......     --             --             --            --
Receivable for units sold     --             --             --            --
                              --        -------        -------     ---------
    Total assets.........     --        154,315        142,470     7,204,823
                              --        -------        -------     ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..     --              6              5           313
Payable for units
 withdrawn...............     --            504              3        13,488
                              --        -------        -------     ---------
    Total liabilities....     --            510              8        13,801
                              --        -------        -------     ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     --        153,805        142,462     6,886,005
 Variable annuity
   contract owners in
   the annuitization
   period................     --             --             --       305,017
 Genworth Life and
   Annuity (note 4c).....     --             --             --            --
                              --        -------        -------     ---------
    Net assets...........     --        153,805        142,462     7,191,022
                              ==        =======        =======     =========
Investments in
 securities at cost......     --        156,841        151,069     7,204,823
                              ==        =======        =======     =========
Shares outstanding.......     --         13,596          9,046     7,204,823
                              ==        =======        =======     =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011

                                          GE INVESTMENTS FUNDS, INC. (CONTINUED)
                              --------------------------------------------------------------



                              REAL ESTATE
                              SECURITIES               SMALL-CAP    TOTAL RETURN U.S. EQUITY
                                FUND --   S&P 500(R) EQUITY FUND --   FUND --      FUND --
                                CLASS 1     INDEX       CLASS 1       CLASS 3      CLASS 1
                                SHARES       FUND        SHARES        SHARES      SHARES
                              ----------- ---------- -------------- ------------ -----------
ASSETS:
Investments at fair
  value (note 2b)............ $2,708,237   438,094       70,570     225,174,607    86,602
Dividend receivable..........         --        --           --              --        --
Receivable for units sold....         --        --           --              --        --
                              ----------   -------       ------     -----------    ------
       Total assets..........  2,708,237   438,094       70,570     225,174,607    86,602
                              ----------   -------       ------     -----------    ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        109        22            2          10,617         3
Payable for units
  withdrawn..................      2,583         1           45          45,236        --
                              ----------   -------       ------     -----------    ------
       Total liabilities.....      2,692        23           47          55,853         3
                              ----------   -------       ------     -----------    ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  2,638,645   438,071       70,523     221,789,110    86,599
   Variable annuity
     contract owners in
     the annuitization
     period..................     66,900        --           --       3,329,644        --
   Genworth Life and
     Annuity (note 4c).......         --        --           --              --        --
                              ----------   -------       ------     -----------    ------
       Net assets............ $2,705,545   438,071       70,523     225,118,754    86,599
                              ==========   =======       ======     ===========    ======
Investments in
  securities at cost......... $2,284,240   393,575       60,744     228,340,187    86,130
                              ==========   =======       ======     ===========    ======
Shares outstanding...........    233,872    19,637        5,492      14,415,788     2,817
                              ==========   =======       ======     ===========    ======

                                       GENWORTH VARIABLE INSURANCE TRUST
                              ---------------------------------------------------
                                                                        GENWORTH
                               GENWORTH   GENWORTH                        EATON
                                40/60      60/40    GENWORTH  GENWORTH    VANCE
                                INDEX      INDEX    CALAMOS   DAVIS NY  LARGE CAP
                              ALLOCATION ALLOCATION  GROWTH   VENTURE     VALUE
                               FUND --    FUND --   FUND --   FUND --    FUND --
                               SERVICE    SERVICE   SERVICE   SERVICE    SERVICE
                                SHARES     SHARES    SHARES    SHARES    SHARES
                              ---------- ---------- --------- --------- ---------
ASSETS:
Investments at fair
  value (note 2b)............ 43,157,160 50,425,886 3,239,617 1,566,109 5,301,819
Dividend receivable..........         --         --        --        --        --
Receivable for units sold....         --         --     2,546        --        --
                              ---------- ---------- --------- --------- ---------
       Total assets.......... 43,157,160 50,425,886 3,242,163 1,566,109 5,301,819
                              ---------- ---------- --------- --------- ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....      1,917      2,177       135        63       218
Payable for units
  withdrawn..................      4,096      4,250        --        --     2,362
                              ---------- ---------- --------- --------- ---------
       Total liabilities.....      6,013      6,427       135        63     2,580
                              ---------- ---------- --------- --------- ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period.................. 43,151,147 50,419,459 3,179,033 1,566,046 5,102,742
   Variable annuity
     contract owners in
     the annuitization
     period..................         --         --    62,995        --   196,497
   Genworth Life and
     Annuity (note 4c).......         --         --        --        --        --
                              ---------- ---------- --------- --------- ---------
       Net assets............ 43,151,147 50,419,459 3,242,028 1,566,046 5,299,239
                              ========== ========== ========= ========= =========
Investments in
  securities at cost......... 42,376,706 49,481,540 3,395,510 1,558,296 5,456,868
                              ========== ========== ========= ========= =========
Shares outstanding...........  3,948,072  4,577,181   327,155   158,838   626,856
                              ========== ========== ========= ========= =========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011





                                                 GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                              -----------------------------------------------------------------------------------
                                              GENWORTH                GENWORTH
                                               GOLDMAN               LEGG MASON                         GENWORTH
                                GENWORTH        SACHS      GENWORTH  CLEARBRIDGE  GENWORTH   GENWORTH  PYRAMIS(R)
                                ENHANCED      ENHANCED      GROWTH   AGGRESSIVE   MODERATE    PIMCO    SMALL/MID
                              INTERNATIONAL   CORE BOND   ALLOCATION   GROWTH    ALLOCATION STOCKSPLUS  CAP CORE
                              INDEX FUND -- INDEX FUND --  FUND --     FUND --    FUND --    FUND --    FUND --
                                 SERVICE       SERVICE     SERVICE     SERVICE    SERVICE    SERVICE    SERVICE
                                 SHARES        SHARES       SHARES     SHARES      SHARES     SHARES     SHARES
                              ------------- ------------- ---------- ----------- ---------- ---------- ----------
ASSETS:
Investments at fair
  value (note 2b)............  $  964,699    14,688,030   52,474,947  4,461,998  44,850,005 15,889,680 4,495,871
Dividend receivable..........          --            --           --         --          --         --        --
Receivable for units sold....         496            --           --        980          --         --       389
                               ----------    ----------   ----------  ---------  ---------- ---------- ---------
       Total assets..........     965,195    14,688,030   52,474,947  4,462,978  44,850,005 15,889,680 4,496,260
                               ----------    ----------   ----------  ---------  ---------- ---------- ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          37           599        2,320        186       1,915        654       185
Payable for units
  withdrawn..................          --         3,198        8,009         --       1,850      5,089        --
                               ----------    ----------   ----------  ---------  ---------- ---------- ---------
       Total liabilities.....          37         3,797       10,329        186       3,765      5,743       185
                               ----------    ----------   ----------  ---------  ---------- ---------- ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................     965,158    14,036,787   52,464,618  4,268,141  44,846,240 15,100,365 4,300,710
   Variable annuity
     contract owners in
     the annuitization
     period..................          --       647,446           --    194,651          --    783,572   195,365
   Genworth Life and
     Annuity (note 4c).......          --            --           --         --          --         --        --
                               ----------    ----------   ----------  ---------  ---------- ---------- ---------
       Net assets............  $  965,158    14,684,233   52,464,618  4,462,792  44,846,240 15,883,937 4,496,075
                               ==========    ==========   ==========  =========  ========== ========== =========
Investments in
  securities at cost.........  $1,061,499    14,727,543   54,955,341  4,688,740  46,352,233 17,448,613 5,219,720
                               ==========    ==========   ==========  =========  ========== ========== =========
Shares outstanding...........     108,213     1,310,238    4,951,027    484,757   4,429,236  2,013,442   598,006
                               ==========    ==========   ==========  =========  ========== ========== =========

                                                         LEGG MASON
                                                          PARTNERS
                                                          VARIABLE
                                 JANUS ASPEN SERIES     EQUITY TRUST
                              ------------------------- ------------

                                                         LEGG MASON
                                                        CLEARBRIDGE
                                                          VARIABLE
                                BALANCED      FORTY      AGGRESSIVE
                              PORTFOLIO -- PORTFOLIO --    GROWTH
                                SERVICE      SERVICE    PORTFOLIO --
                                 SHARES       SHARES      CLASS II
                              ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  6,805,055    4,879,483      84,027
Dividend receivable..........         --           --          --
Receivable for units sold....         --        1,085          37
                               ---------    ---------      ------
       Total assets..........  6,805,055    4,880,568      84,064
                               ---------    ---------      ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        299          204           3
Payable for units
  withdrawn..................      3,106           --          --
                               ---------    ---------      ------
       Total liabilities.....      3,405          204           3
                               ---------    ---------      ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  6,019,163    4,751,392      84,061
   Variable annuity
     contract owners in
     the annuitization
     period..................    782,487      128,972          --
   Genworth Life and
     Annuity (note 4c).......         --           --          --
                               ---------    ---------      ------
       Net assets............  6,801,650    4,880,364      84,061
                               =========    =========      ======
Investments in
  securities at cost.........  6,954,428    4,856,895      81,268
                               =========    =========      ======
Shares outstanding...........    245,316      149,174       5,077
                               =========    =========      ======


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011


                                 LEGG MASON PARTNERS
                              VARIABLE EQUITY TRUST (CONTINUED)                 MFS(R) VARIABLE INSURANCE TRUST
                              --------------------------------- ----------------------------------------------------------------
                               LEGG MASON       LEGG MASON
                              CLEARBRIDGE      CLEARBRIDGE
                                VARIABLE         VARIABLE
                                 EQUITY        FUNDAMENTAL      MFS(R) INVESTORS MFS(R) INVESTORS MFS(R) TOTAL
                                 INCOME          ALL CAP          GROWTH STOCK        TRUST          RETURN     MFS(R) UTILITIES
                                BUILDER           VALUE            SERIES --        SERIES --       SERIES --      SERIES --
                              PORTFOLIO --     PORTFOLIO --      SERVICE CLASS    SERVICE CLASS   SERVICE CLASS  SERVICE CLASS
                                CLASS II         CLASS I             SHARES           SHARES         SHARES          SHARES
                              ------------     ------------     ---------------- ---------------- ------------- ----------------
ASSETS:
Investments at fair
  value (note 2b)............    $9,424           34,925             9,170            5,813         4,337,154       508,809
Dividend receivable..........        --               --                --               --                --            --
Receivable for units sold....        --               --                --               --                --            --
                                 ------           ------             -----            -----         ---------       -------
       Total assets..........     9,424           34,925             9,170            5,813         4,337,154       508,809
                                 ------           ------             -----            -----         ---------       -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         1                1                --               --               173            22
Payable for units
  withdrawn..................         1               --                 1               --             1,250           123
                                 ------           ------             -----            -----         ---------       -------
       Total liabilities.....         2                1                 1               --             1,423           145
                                 ------           ------             -----            -----         ---------       -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................        --           34,924             9,169            5,813         4,217,931       508,664
   Variable annuity
     contract owners in
     the annuitization
     period..................     9,422               --                --               --           117,800            --
   Genworth Life and
     Annuity (note 4c).......        --               --                --               --                --            --
                                 ------           ------             -----            -----         ---------       -------
       Net assets............    $9,422           34,924             9,169            5,813         4,335,731       508,664
                                 ======           ======             =====            =====         =========       =======
Investments in
  securities at cost.........    $9,045           43,513             9,560            6,807         4,211,392       476,385
                                 ======           ======             =====            =====         =========       =======
Shares outstanding...........       899            1,920               851              301           236,874        19,775
                                 ======           ======             =====            =====         =========       =======

                                     OPPENHEIMER VARIABLE ACCOUNT FUNDS
                              ------------------------------------------------


                                          OPPENHEIMER  OPPENHEIMER
                              OPPENHEIMER   CAPITAL      GLOBAL    OPPENHEIMER
                               BALANCED   APPRECIATION SECURITIES  MAIN STREET
                              FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --
                                SERVICE     SERVICE      SERVICE     SERVICE
                                SHARES       SHARES      SHARES      SHARES
                              ----------- ------------ ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............   578,112     260,002     5,632,515  16,391,628
Dividend receivable..........        --          --            --          --
Receivable for units sold....        24          --         4,039          --
                                -------     -------     ---------  ----------
       Total assets..........   578,136     260,002     5,636,554  16,391,628
                                -------     -------     ---------  ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        28          10           224         672
Payable for units
  withdrawn..................        --          --            --       7,054
                                -------     -------     ---------  ----------
       Total liabilities.....        28          10           224       7,726
                                -------     -------     ---------  ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   478,247     259,992     5,442,621  15,600,124
   Variable annuity
     contract owners in
     the annuitization
     period..................    99,861          --       193,709     783,778
   Genworth Life and
     Annuity (note 4c).......        --          --            --          --
                                -------     -------     ---------  ----------
       Net assets............   578,108     259,992     5,636,330  16,383,902
                                =======     =======     =========  ==========
Investments in
  securities at cost.........   619,830     239,969     5,467,293  14,342,166
                                =======     =======     =========  ==========
Shares outstanding...........    51,756       6,599       207,002     798,423
                                =======     =======     =========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011

                               OPPENHEIMER
                                VARIABLE
                                 ACCOUNT
                                  FUNDS
                               (CONTINUED)                       PIMCO VARIABLE INSURANCE TRUST
                              ------------- -------------------------------------------------------------------------
                               OPPENHEIMER
                               MAIN STREET                                 LONG-TERM
                                SMALL- &     ALL ASSET     HIGH YIELD   U.S. GOVERNMENT  LOW DURATION   TOTAL RETURN
                                 MID-CAP    PORTFOLIO --  PORTFOLIO --   PORTFOLIO --    PORTFOLIO --   PORTFOLIO --
                              FUND(R)/VA --   ADVISOR    ADMINISTRATIVE ADMINISTRATIVE  ADMINISTRATIVE ADMINISTRATIVE
                                 SERVICE       CLASS         CLASS           CLASS          CLASS          CLASS
                                 SHARES        SHARES        SHARES         SHARES          SHARES         SHARES
                              ------------- ------------ -------------- --------------- -------------- --------------
ASSETS:
Investments at fair
  value (note 2b)............  $8,759,768     383,806      5,987,115       1,312,777      22,556,000     27,188,269
Dividend receivable..........          --          --         35,853           2,164          35,235         67,241
Receivable for units sold....         699          --             --              --              --             --
                               ----------     -------      ---------       ---------      ----------     ----------
       Total assets..........   8,760,467     383,806      6,022,968       1,314,941      22,591,235     27,255,510
                               ----------     -------      ---------       ---------      ----------     ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         362          13            244              34             939          1,142
Payable for units
  withdrawn..................          --         403          2,883             656             834          7,290
                               ----------     -------      ---------       ---------      ----------     ----------
       Total liabilities.....         362         416          3,127             690           1,773          8,432
                               ----------     -------      ---------       ---------      ----------     ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   8,370,607     383,390      5,824,326       1,314,251      21,814,513     26,597,748
   Variable annuity
     contract owners in
     the annuitization
     period..................     389,498          --        195,515              --         774,949        649,330
   Genworth Life and
     Annuity (note 4c).......          --          --             --              --              --             --
                               ----------     -------      ---------       ---------      ----------     ----------
       Net assets............  $8,760,105     383,390      6,019,841       1,314,251      22,589,462     27,247,078
                               ==========     =======      =========       =========      ==========     ==========
Investments in
  securities at cost.........  $7,659,783     400,750      5,948,212       1,122,846      22,453,290     27,473,709
                               ==========     =======      =========       =========      ==========     ==========
Shares outstanding...........     514,675      36,588        801,488          98,115       2,173,025      2,467,175
                               ==========     =======      =========       =========      ==========     ==========



                                                                        WELLS FARGO
                                     THE PRUDENTIAL SERIES FUND        VARIABLE TRUST
                              ---------------------------------------- --------------


                              JENNISON 20/20                NATURAL     WELLS FARGO
                                  FOCUS        JENNISON    RESOURCES    ADVANTAGE VT
                               PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  OMEGA GROWTH
                                 CLASS II      CLASS II     CLASS II      FUND --
                                  SHARES        SHARES       SHARES       CLASS 2
                              -------------- ------------ ------------ --------------
ASSETS:
Investments at fair
  value (note 2b)............    340,346        46,577     4,420,876       32,332
Dividend receivable..........         --            --            --           --
Receivable for units sold....         --            --         3,103           --
                                 -------        ------     ---------       ------
       Total assets..........    340,346        46,577     4,423,979       32,332
                                 -------        ------     ---------       ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         12             2           180           --
Payable for units
  withdrawn..................          1            --            --            2
                                 -------        ------     ---------       ------
       Total liabilities.....         13             2           180            2
                                 -------        ------     ---------       ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    340,333        46,575     4,423,799       32,330
   Variable annuity
     contract owners in
     the annuitization
     period..................         --            --            --           --
   Genworth Life and
     Annuity (note 4c).......         --            --            --           --
                                 -------        ------     ---------       ------
       Net assets............    340,333        46,575     4,423,799       32,330
                                 =======        ======     =========       ======
Investments in
  securities at cost.........    341,002        42,416     4,619,279       32,767
                                 =======        ======     =========       ======
Shares outstanding...........     23,280         2,035       116,677        1,438
                                 =======        ======     =========       ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                           Statements of Operations

                                              AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                                        ---------------------------------------------------------------------------
                                                                                                         INVESCO VAN
                                        INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO VAN KAMPEN V.I.
                                           BASIC       CAPITAL        CORE     INTERNATIONAL KAMPEN V.I. EQUITY AND
                                           VALUE     APPRECIATION    EQUITY       GROWTH      COMSTOCK     INCOME
                                          FUND --      FUND --      FUND --       FUND --      FUND --     FUND --
                          CONSOLIDATED   SERIES II     SERIES I     SERIES I     SERIES II    SERIES II   SERIES II
                             TOTAL         SHARES       SHARES       SHARES       SHARES       SHARES      SHARES
                          ------------  ------------ ------------ ------------ ------------- ----------- -----------
                                                                                    YEAR ENDED DECEMBER 31, 2011
                          ------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $ 19,920,752       100            87        6,908        50,675        9,867      33,497
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   14,932,282       183           636       10,279        64,776       11,474      35,385
                          ------------      ----        ------      -------      --------      -------     -------
Net investment income
  (expense)..............    4,988,470       (83)         (549)      (3,371)      (14,101)      (1,607)     (1,888)
                          ------------      ----        ------      -------      --------      -------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    5,759,606      (106)           91        5,641        75,917       17,325      32,598
   Change in unrealized
     appreciation
     (depreciation)......  (53,470,849)     (560)       (5,290)     (10,189)     (411,059)     (42,262)    (94,808)
   Capital gain
     distributions.......   10,175,379        --            --           --            --           --          --
                          ------------      ----        ------      -------      --------      -------     -------
Net realized and
  unrealized gain (loss)
  on investments.........  (37,535,864)     (666)       (5,199)      (4,548)     (335,142)     (24,937)    (62,210)
                          ------------      ----        ------      -------      --------      -------     -------
Increase (decrease) in
  net assets from
  operations............. $(32,547,394)     (749)       (5,748)      (7,919)     (349,243)     (26,544)    (64,098)
                          ============      ====        ======      =======      ========      =======     =======

                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ----------------------------------------------------


                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND
                              STRATEGY           GROWTH            INCOME
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- -----------------

                          -----------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       53,099               270              550
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       35,851             1,307              622
                              --------           -------            -----
Net investment income
  (expense)..............       17,248            (1,037)             (72)
                              --------           -------            -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        1,168               929            1,186
   Change in unrealized
     appreciation
     (depreciation)......     (125,982)          (27,134)           1,089
   Capital gain
     distributions.......           --                --               --
                              --------           -------            -----
Net realized and
  unrealized gain (loss)
  on investments.........     (124,814)          (26,205)           2,275
                              --------           -------            -----
Increase (decrease) in
  net assets from
  operations.............     (107,566)          (27,242)           2,203
                              ========           =======            =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2


                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                                               (CONTINUED)
                          ----------------------------------------------------



                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                            INTERNATIONAL       LARGE CAP         SMALL CAP
                                VALUE            GROWTH            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- -----------------

                          -----------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............    $   260,394             126                --
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....         96,909           1,765            20,138
                             -----------         -------           -------
Net investment income
 (expense)...............        163,485          (1,639)          (20,138)
                             -----------         -------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)         21,290          (1,011)           81,529
 Change in unrealized
   appreciation
   (depreciation)........     (1,552,650)        (10,179)          (26,995)
 Capital gain
   distributions.........             --              --                --
                             -----------         -------           -------
Net realized and
 unrealized gain (loss)
 on investments..........     (1,531,360)        (11,190)           54,534
                             -----------         -------           -------
Increase (decrease) in
 net assets from
 operations..............    $(1,367,875)        (12,829)           34,396
                             ===========         =======           =======

                           AMERICAN CENTURY
                               VARIABLE
                          PORTFOLIOS II, INC.          BLACKROCK VARIABLE SERIES FUNDS, INC.
                          ------------------- ------------------------------------------------------


                                                                BLACKROCK    BLACKROCK    BLACKROCK
                                                 BLACKROCK        GLOBAL     LARGE CAP      VALUE
                                              BASIC VALUE V.I.  ALLOCATION  GROWTH V.I. OPPORTUNITIES
                             VP INFLATION         FUND --      V.I. FUND --   FUND --   V.I. FUND --
                              PROTECTION         CLASS III      CLASS III    CLASS III    CLASS III
                           FUND -- CLASS II        SHARES         SHARES      SHARES       SHARES
                          ------------------- ---------------- ------------ ----------- -------------
                                      YEAR ENDED DECEMBER 31, 2011
                          --------------------------------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............       350,065            16,456        5,098,333      194            278
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....       129,754            15,472        3,720,425      365          1,652
                                -------           -------      -----------     ----        -------
Net investment income
 (expense)...............       220,311               984        1,377,908     (171)        (1,374)
                                -------           -------      -----------     ----        -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       148,235            (6,227)       1,277,231      (43)        12,292
 Change in unrealized
   appreciation
   (depreciation)........       383,344           (46,451)     (20,179,969)      46        (19,473)
 Capital gain
   distributions.........       105,417                --        5,493,047       67             --
                                -------           -------      -----------     ----        -------
Net realized and
 unrealized gain (loss)
 on investments..........       636,996           (52,678)     (13,409,691)      70         (7,181)
                                -------           -------      -----------     ----        -------
Increase (decrease) in
 net assets from
 operations..............       857,307           (51,694)     (12,031,783)    (101)        (8,555)
                                =======           =======      ===========     ====        =======

                            COLUMBIA FUNDS VARIABLE
                               INSURANCE TRUST I
                          ---------------------------
                                           COLUMBIA
                                           VARIABLE
                             COLUMBIA    PORTFOLIO --
                             VARIABLE       MARSICO
                           PORTFOLIO --  INTERNATIONAL
                             MARSICO     OPPORTUNITIES
                          GROWTH FUND --    FUND --
                             CLASS 1        CLASS 2
                          -------------- -------------

                          ----------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............       4,954        30,384
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....      22,098        57,821
                             --------      --------
Net investment income
 (expense)...............     (17,144)      (27,437)
                             --------      --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      69,893        24,778
 Change in unrealized
   appreciation
   (depreciation)........    (107,984)     (692,197)
 Capital gain
   distributions.........          --            --
                             --------      --------
Net realized and
 unrealized gain (loss)
 on investments..........     (38,091)     (667,419)
                             --------      --------
Increase (decrease) in
 net assets from
 operations..............     (55,235)     (694,856)
                             ========      ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                            EATON VANCE
                           VARIABLE TRUST   FEDERATED INSURANCE SERIES
                          ---------------- ----------------------------


                                           FEDERATED HIGH   FEDERATED
                                            INCOME BOND      KAUFMANN
                          VT FLOATING-RATE   FUND II --     FUND II --
                            INCOME FUND    SERVICE SHARES SERVICE SHARES
                          ---------------- -------------- --------------

                          ----------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $113,154         23,413          41,270
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       40,391          3,337          73,528
                              --------        -------        --------
Net investment income
  (expense)..............       72,763         20,076         (32,258)
                              --------        -------        --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        7,673            459          95,191
   Change in unrealized
     appreciation
     (depreciation)......      (61,146)       (11,267)       (784,747)
   Capital gain
     distributions.......           --             --              --
                              --------        -------        --------
Net realized and
  unrealized gain (loss)
  on investments.........      (53,473)       (10,808)       (689,556)
                              --------        -------        --------
Increase (decrease) in
  net assets from
  operations.............     $ 19,290          9,268        (721,814)
                              ========        =======        ========

                                                  FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          --------------------------------------------------------------------------------------------
                                                      VIP DYNAMIC      VIP          VIP                       VIP
                              VIP           VIP         CAPITAL      EQUITY-      GROWTH &       VIP       INVESTMENT
                            BALANCED   CONTRAFUND(R) APPRECIATION     INCOME       INCOME       GROWTH     GRADE BOND
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            SERVICE       SERVICE    SERVICE CLASS   SERVICE      SERVICE      SERVICE      SERVICE
                            CLASS 2       CLASS 2          2         CLASS 2      CLASS 2      CLASS 2      CLASS 2
                          ------------ ------------- ------------- ------------ ------------ ------------ ------------
                                   YEAR ENDED DECEMBER 31, 2011
                          ---------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     54,883       21,322            --        5,115        1,000          447       26,937
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     57,318       34,694         3,335        2,582          723        1,200        8,795
                            --------     --------       -------       ------       ------       ------       ------
Net investment income
  (expense)..............     (2,435)     (13,372)       (3,335)       2,533          277         (753)      18,142
                            --------     --------       -------       ------       ------       ------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     46,666       47,902        16,737       (1,446)         955           63        7,402
   Change in unrealized
     appreciation
     (depreciation)......   (224,307)    (135,397)      (16,795)      (4,260)      (1,272)      (1,691)       1,574
   Capital gain
     distributions.......         --           --            --           --           --           --       11,997
                            --------     --------       -------       ------       ------       ------       ------
Net realized and
  unrealized gain (loss)
  on investments.........   (177,641)     (87,495)          (58)      (5,706)        (317)      (1,628)      20,973
                            --------     --------       -------       ------       ------       ------       ------
Increase (decrease) in
  net assets from
  operations.............   (180,076)    (100,867)       (3,393)      (3,173)         (40)      (2,381)      39,115
                            ========     ========       =======       ======       ======       ======       ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                            FIDELITY(R) VARIABLE
                           INSURANCE PRODUCTS FUND
                                 (CONTINUED)              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          ------------------------  ---------------------------------------------------------------
                                           VIP
                              VIP         VALUE                     FRANKLIN TEMPLETON                  TEMPLETON
                            MID CAP     STRATEGIES  FRANKLIN INCOME    VIP FOUNDING    MUTUAL SHARES      GROWTH
                          PORTFOLIO -- PORTFOLIO --   SECURITIES     FUNDS ALLOCATION    SECURITIES     SECURITIES
                            SERVICE      SERVICE        FUND --          FUND --          FUND --        FUND --
                            CLASS 2      CLASS 2    CLASS 2 SHARES    CLASS 2 SHARES   CLASS 2 SHARES CLASS 2 SHARES
                          ------------ ------------ --------------- ------------------ -------------- --------------
                                                                            YEAR ENDED DECEMBER 31, 2011
                          ------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $   5,402       1,187       1,172,392            1,089          166,250         8,388
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     44,302       1,798         360,232          128,489          100,249         7,518
                           ---------     -------       ---------         --------         --------       -------
Net investment income
  (expense)..............    (38,900)       (611)        812,160         (127,400)          66,001           870
                           ---------     -------       ---------         --------         --------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     70,148         242          (9,928)         (10,270)          92,647         1,770
   Change in unrealized
     appreciation
     (depreciation)......   (390,264)    (16,123)       (642,293)         (77,451)        (320,514)      (46,568)
   Capital gain
     distributions.......         --          --              --               --               --            --
                           ---------     -------       ---------         --------         --------       -------
Net realized and
  unrealized gain (loss)
  on investments.........   (320,116)    (15,881)       (652,221)         (87,721)        (227,867)      (44,798)
                           ---------     -------       ---------         --------         --------       -------
Increase (decrease) in
  net assets from
  operations.............  $(359,016)    (16,492)        159,939         (215,121)        (161,866)      (43,928)
                           =========     =======       =========         ========         ========       =======


                               GE INVESTMENTS FUNDS, INC.
                          ------------------------------------

                          CORE VALUE         MID-CAP
                            EQUITY   INCOME  EQUITY
                           FUND --   FUND -- FUND --   MONEY
                           CLASS 1   CLASS 1 CLASS 1   MARKET
                            SHARES   SHARES  SHARES     FUND
                          ---------- ------- -------  --------

                          -------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     --      6,452      187        --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     --      2,232    2,040   265,261
                              --      -----  -------  --------
Net investment income
  (expense)..............     --      4,220   (1,853) (265,261)
                              --      -----  -------  --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     --        387    1,922        --
   Change in unrealized
     appreciation
     (depreciation)......     --      3,887  (25,566)       --
   Capital gain
     distributions.......     --         --   10,847        --
                              --      -----  -------  --------
Net realized and
  unrealized gain (loss)
  on investments.........     --      4,274  (12,797)       --
                              --      -----  -------  --------
Increase (decrease) in
  net assets from
  operations.............     --      8,494  (14,650) (265,261)
                              ==      =====  =======  ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2


                          -----------



                          REAL ESTATE
                          SECURITIES
                            FUND --
                            CLASS 1
                            SHARES
                          -----------

                          -----------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $ 35,041
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    40,697
                           --------
Net investment income
  (expense)..............    (5,656)
                           --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   140,140
   Change in unrealized
     appreciation
     (depreciation)......    98,254
   Capital gain
     distributions.......        --
                           --------
Net realized and
  unrealized gain (loss)
  on investments.........   238,394
                           --------
Increase (decrease) in
  net assets from
  operations.............  $232,738
                           ========

                           GE INVESTMENTS FUNDS, INC. (CONTINUED)                     GENWORTH VARIABLE INSURANCE TRUST
                          -------------------------------------------------- ---------------------------------------------------
                                                                                                                        GENWORTH
                                                                              GENWORTH   GENWORTH                         EATON
                                                                               40/60      60/40     GENWORTH  GENWORTH    VANCE
                                                                               INDEX      INDEX     CALAMOS   DAVIS NY  LARGE CAP
                                                    TOTAL RETURN U.S. EQUITY ALLOCATION ALLOCATION   GROWTH   VENTURE     VALUE
                                       SMALL-CAP      FUND --      FUND --    FUND --    FUND --    FUND --   FUND --    FUND --
                          S&P 500(R) EQUITY FUND --   CLASS 3      CLASS 1    SERVICE    SERVICE    SERVICE   SERVICE    SERVICE
                          INDEX FUND CLASS 1 SHARES    SHARES      SHARES      SHARES     SHARES     SHARES    SHARES    SHARES
                          ---------- -------------- ------------ ----------- ---------- ----------  --------  --------  ---------
                                                          YEAR ENDED DECEMBER 31, 2011
                          -------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     8,448          --       3,557,562       697    1,208,344   1,074,678    53,586     9,918    74,972
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    12,264         945       3,944,222     1,120      651,012     811,784    54,226    25,723    82,378
                           --------     -------     -----------    ------    ---------  ----------  --------  --------  --------
Net investment income
  (expense)..............    (3,816)       (945)       (386,660)     (423)     557,332     262,894      (640)  (15,805)   (7,406)
                           --------     -------     -----------    ------    ---------  ----------  --------  --------  --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   117,520     (11,451)        821,057       291      387,739     269,980   129,794    55,694    22,318
   Change in unrealized
     appreciation
     (depreciation)......  (133,128)     14,467     (11,951,096)   (3,297)    (402,876) (1,051,407) (743,988) (141,183) (435,726)
   Capital gain
     distributions.......        --          --              --        --       65,835      29,251   329,176        --    86,830
                           --------     -------     -----------    ------    ---------  ----------  --------  --------  --------
Net realized and
  unrealized gain (loss)
  on investments.........   (15,608)      3,016     (11,130,039)   (3,006)      50,698    (752,176) (285,018)  (85,489) (326,578)
                           --------     -------     -----------    ------    ---------  ----------  --------  --------  --------
Increase (decrease) in
  net assets from
  operations.............   (19,424)      2,071     (11,516,699)   (3,429)     608,030    (489,282) (285,658) (101,294) (333,984)
                           ========     =======     ===========    ======    =========  ==========  ========  ========  ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2




                                                GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                          ----------------------------------------------------------------------------------------
                                           GENWORTH                  GENWORTH
                                            GOLDMAN                 LEGG MASON                           GENWORTH
                            GENWORTH         SACHS       GENWORTH   CLEARBRIDGE  GENWORTH    GENWORTH   PYRAMIS(R)
                            ENHANCED       ENHANCED       GROWTH    AGGRESSIVE   MODERATE     PIMCO     SMALL/MID
                          INTERNATIONAL CORE BOND INDEX ALLOCATION    GROWTH    ALLOCATION  STOCKSPLUS   CAP CORE
                          INDEX FUND --     FUND --      FUND --      FUND --    FUND --     FUND --     FUND --
                             SERVICE        SERVICE      SERVICE      SERVICE    SERVICE     SERVICE     SERVICE
                             SHARES         SHARES        SHARES      SHARES      SHARES      SHARES      SHARES
                          ------------- --------------- ----------  ----------- ----------  ----------  ----------
                                                                            YEAR ENDED DECEMBER 31, 2011
                          -----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  19,862       299,409      1,358,286     10,830    1,182,796   1,000,642     333,034
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      15,700       224,345        892,228     68,031      707,927     245,776      69,791
                            ---------       -------     ----------   --------   ----------  ----------  ----------
Net investment income
  (expense)..............       4,162        75,064        466,058    (57,201)     474,869     754,866     263,243
                            ---------       -------     ----------   --------   ----------  ----------  ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       2,964       (34,463)       166,039     43,020       58,013      42,495     136,271
   Change in unrealized
     appreciation
     (depreciation)......    (172,807)      697,278     (3,906,062)  (221,738)  (2,552,351) (1,321,028) (1,374,084)
   Capital gain
     distributions.......          --            --        926,612    300,794      779,040     688,805     618,427
                            ---------       -------     ----------   --------   ----------  ----------  ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (169,843)      662,815     (2,813,411)   122,076   (1,715,298)   (589,728)   (619,386)
                            =========       =======     ==========   ========   ==========  ==========  ==========
Increase (decrease) in
  net assets from
  operations.............   $(165,681)      737,879     (2,347,353)    64,875   (1,240,429)    165,138    (356,143)
                            =========       =======     ==========   ========   ==========  ==========  ==========

                                                     LEGG MASON
                                                      PARTNERS
                                                      VARIABLE
                             JANUS ASPEN SERIES     EQUITY TRUST
                          ------------------------  ------------

                                                     LEGG MASON
                                                    CLEARBRIDGE
                                                      VARIABLE
                            BALANCED      FORTY      AGGRESSIVE
                          PORTFOLIO -- PORTFOLIO --    GROWTH
                            SERVICE      SERVICE    PORTFOLIO --
                             SHARES       SHARES      CLASS II
                          ------------ ------------ ------------

                          --------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    164,895       13,304          --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    113,264       80,439       1,037
                            --------     --------      ------
Net investment income
  (expense)..............     51,631      (67,135)     (1,037)
                            --------     --------      ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     21,584       78,432         269
   Change in unrealized
     appreciation
     (depreciation)......   (413,869)    (431,916)      1,628
   Capital gain
     distributions.......    334,555           --          --
                            --------     --------      ------
Net realized and
  unrealized gain (loss)
  on investments.........    (57,730)    (353,484)      1,897
                            ========     ========      ======
Increase (decrease) in
  net assets from
  operations.............     (6,099)    (420,619)        860
                            ========     ========      ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                             LEGG MASON PARTNERS
                            VARIABLE EQUITY TRUST
                                 (CONTINUED)                        MFS(R) VARIABLE INSURANCE TRUST
                          ------------------------  ----------------------------------------------------------------
                           LEGG MASON   LEGG MASON
                          CLEARBRIDGE  CLEARBRIDGE
                            VARIABLE     VARIABLE
                             EQUITY    FUNDAMENTAL  MFS(R) INVESTORS MFS(R) INVESTORS MFS(R) TOTAL
                             INCOME      ALL CAP      GROWTH STOCK        TRUST          RETURN     MFS(R) UTILITIES
                            BUILDER       VALUE        SERIES --        SERIES --       SERIES --      SERIES --
                          PORTFOLIO -- PORTFOLIO --  SERVICE CLASS    SERVICE CLASS   SERVICE CLASS  SERVICE CLASS
                            CLASS II     CLASS I         SHARES           SHARES         SHARES          SHARES
                          ------------ ------------ ---------------- ---------------- ------------- ----------------
                                                                                 YEAR ENDED DECEMBER 31, 2011
                          ------------------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     $302           505            25               46          102,946         16,038
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....      182           461            96               69           63,752          7,376
                              ----        ------          ----             ----          -------         ------
Net investment income
 (expense)...............      120            44           (71)             (23)          39,194          8,662
                              ----        ------          ----             ----          -------         ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       88          (859)           (4)              (9)          35,623         16,861
 Change in unrealized
   appreciation
   (depreciation)........      389        (2,181)         (390)            (186)         (59,111)         7,982
 Capital gain
   distributions.........       --            --            --               --               --             --
                              ----        ------          ----             ----          -------         ------
Net realized and
 unrealized gain (loss)
 on investments..........      477        (3,040)         (394)            (195)         (23,488)        24,843
                              ----        ------          ----             ----          -------         ------
Increase (decrease) in
 net assets from
 operations..............     $597        (2,996)         (465)            (218)          15,706         33,505
                              ====        ======          ====             ====          =======         ======


                                 OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          -----------------------------------------------


                                      OPPENHEIMER  OPPENHEIMER
                          OPPENHEIMER   CAPITAL      GLOBAL    OPPENHEIMER
                           BALANCED   APPRECIATION SECURITIES  MAIN STREET
                          FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --
                            SERVICE     SERVICE      SERVICE     SERVICE
                            SHARES       SHARES      SHARES      SHARES
                          ----------- ------------ ----------- -----------

                          ------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............    12,638         399       61,100      97,405
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    10,991       3,889       86,311     251,579
                            -------     -------     --------    --------
Net investment income
 (expense)...............     1,647      (3,490)     (25,211)   (154,174)
                            -------     -------     --------    --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    (6,336)      5,838      159,698     378,867
 Change in unrealized
   appreciation
   (depreciation)........    (4,096)    (12,852)    (689,417)   (496,139)
 Capital gain
   distributions.........        --          --           --          --
                            -------     -------     --------    --------
Net realized and
 unrealized gain (loss)
 on investments..........   (10,432)     (7,014)    (529,719)   (117,272)
                            -------     -------     --------    --------
Increase (decrease) in
 net assets from
 operations..............    (8,785)    (10,504)    (554,930)   (271,446)
                            =======     =======     ========    ========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                           OPPENHEIMER
                            VARIABLE
                          ACCOUNT FUNDS
                           (CONTINUED)                       PIMCO VARIABLE INSURANCE TRUST
                          ------------- -----------------------------------------------------------------------
                           OPPENHEIMER
                           MAIN STREET
                            SMALL- &     ALL ASSET     HIGH YIELD   LONG-TERM U.S.
                             MID-CAP    PORTFOLIO --  PORTFOLIO --    GOVERNMENT    LOW DURATION   TOTAL RETURN
                          FUND(R)/VA --   ADVISOR    ADMINISTRATIVE  PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                             SERVICE       CLASS         CLASS      ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE
                             SHARES        SHARES        SHARES      CLASS SHARES   CLASS SHARES   CLASS SHARES
                          ------------- ------------ -------------- -------------- -------------- --------------
                                                                                   YEAR ENDED DECEMBER 31, 2011
                          --------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  35,384      30,229        421,014        58,192         402,571        710,529
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     137,643       4,917         92,788        17,697         359,576        406,194
                            ---------     -------       --------       -------        --------       --------
Net investment income
  (expense)..............    (102,259)     25,312        328,226        40,495          42,995        304,335
                            ---------     -------       --------       -------        --------       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     362,039       1,087         33,845        22,739          61,257          2,177
   Change in unrealized
     appreciation
     (depreciation)......    (497,063)    (24,246)      (253,081)      223,669        (196,033)      (138,134)
   Capital gain
     distributions.......          --          --             --         1,004              --        393,454
                            ---------     -------       --------       -------        --------       --------
Net realized and
  unrealized gain (loss)
  on investments.........    (135,024)    (23,159)      (219,236)      247,412        (134,776)       257,497
                            ---------     -------       --------       -------        --------       --------
Increase (decrease) in
  net assets from
  operations.............   $(237,283)      2,153        108,990       287,907         (91,781)       561,832
                            =========     =======       ========       =======        ========       ========


                                                                    WELLS FARGO
                                 THE PRUDENTIAL SERIES FUND        VARIABLE TRUST
                          ---------------------------------------  --------------


                          JENNISON 20/20                NATURAL     WELLS FARGO
                              FOCUS        JENNISON    RESOURCES    ADVANTAGE VT
                           PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  OMEGA GROWTH
                             CLASS II      CLASS II     CLASS II      FUND --
                              SHARES        SHARES       SHARES       CLASS 2
                          -------------- ------------ ------------ --------------

                          -------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........         --           --              --          --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      4,713          550          75,349         304
                             -------         ----      ----------      ------
Net investment income
  (expense)..............     (4,713)        (550)        (75,349)       (304)
                             -------         ----      ----------      ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      1,493          103         105,712         445
   Change in unrealized
     appreciation
     (depreciation)......    (17,013)        (380)     (1,141,600)     (3,135)
   Capital gain
     distributions.......         --           --              --         221
                             -------         ----      ----------      ------
Net realized and
  unrealized gain (loss)
  on investments.........    (15,520)        (277)     (1,035,888)     (2,469)
                             -------         ----      ----------      ------
Increase (decrease) in
  net assets from
  operations.............    (20,233)        (827)     (1,111,237)     (2,773)
                             =======         ====      ==========      ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                      Statements of Changes in Net Assets








                                 CONSOLIDATED TOTAL
                             -------------------------

                             --------------------------
                                 2011          2010
                             ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  4,988,470    6,882,011
 Net realized gain
   (loss) on investments....    5,759,606    6,215,568
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (53,470,849)  41,297,719
 Capital gain
   distribution.............   10,175,379    3,727,804
                             ------------  -----------
    Increase (decrease)
     in net assets from
     operations.............  (32,547,394)  58,123,102
                             ------------  -----------
From capital
 transactions (note 4):
 Net premiums...............  108,372,393  494,283,333
 Death benefits.............  (11,410,198)  (6,865,557)
 Surrenders.................  (34,122,783) (15,797,072)
 Administrative expense.....   (8,280,516)  (3,660,999)
 Capital contribution
   (withdrawal).............           --      (25,703)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (1,631,557)   4,961,200
                             ------------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...   52,927,339  472,895,202
                             ------------  -----------
Increase (decrease) in
 net assets.................   20,379,945  531,018,304
Net assets at beginning
 of year....................  864,302,257  333,283,953
                             ------------  -----------
Net assets at end of year... $884,682,202  864,302,257
                             ============  ===========
Change in units (note 5):
 Units purchased............
 Units redeemed.............

 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........

                                 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                             --------------------------------------------------------------------------
                                                 INVESCO V.I.
                                                    CAPITAL                            INVESCO V.I.
                             INVESCO V.I. BASIC  APPRECIATION   INVESCO V.I. CORE     INTERNATIONAL
                              VALUE FUND --         FUND --      EQUITY FUND --       GROWTH FUND --
                             SERIES II SHARES   SERIES I SHARES  SERIES I SHARES     SERIES II SHARES
                             -----------------  --------------  ----------------  ---------------------
                                         YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------
                              2011      2010     2011    2010     2011     2010      2011       2010
                              ------   ------   ------  ------  -------  -------  ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (83)     (130)    (549)   (140)  (3,371)  (1,419)   (14,101)     17,875
 Net realized gain
   (loss) on investments....   (106)   (1,598)      91       5    5,641      555     75,917         568
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (560)    2,823   (5,290)  5,270  (10,189)  37,604   (411,059)    396,421
 Capital gain
   distribution.............     --        --       --      --       --       --         --          --
                              ------   ------   ------  ------  -------  -------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (749)    1,095   (5,748)  5,135   (7,919)  36,740   (349,243)    414,864
                              ------   ------   ------  ------  -------  -------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............     --        --       --  39,057   24,429  176,582     96,757   1,383,748
 Death benefits.............     --        --       --      --       --       --     (1,038)         --
 Surrenders.................     --        --       --      --  (14,354)  (2,926)  (100,519)    (72,122)
 Administrative expense.....    (59)      (65)    (341)     --   (2,996)  (1,644)   (29,224)    (26,127)
 Capital contribution
   (withdrawal).............     --        --       --      --       --       --         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    485    (3,436)  14,193      --  176,674  308,170     99,802  (1,255,344)
                              ------   ------   ------  ------  -------  -------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    426    (3,501)  13,852  39,057  183,753  480,182     65,778      30,155
                              ------   ------   ------  ------  -------  -------  ---------  ----------
Increase (decrease) in
 net assets.................   (323)   (2,406)   8,104  44,192  175,834  516,922   (283,465)    445,019
Net assets at beginning
 of year.................... 15,918    18,324   44,192      --  637,165  120,243  4,404,269   3,959,250
                              ------   ------   ------  ------  -------  -------  ---------  ----------
Net assets at end of year... 15,595    15,918   52,296  44,192  812,999  637,165  4,120,804   4,404,269
                              ======   ======   ======  ======  =======  =======  =========  ==========
Change in units (note 5):
 Units purchased............     56        --    1,461   4,749   21,674   45,264     75,158     513,444
 Units redeemed.............     (7)     (414)     (36)     --   (5,296)  (3,286)   (66,960)   (517,966)
                              ------   ------   ------  ------  -------  -------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     49      (414)   1,425   4,749   16,378   41,978      8,198      (4,522)
                              ======   ======   ======  ======  =======  =======  =========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               AIM VARIABLE INSURANCE FUNDS (INVESCO
                               VARIABLE INSURANCE FUNDS) (CONTINUED)    ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                             ----------------------------------------  ------------------------------------------------------
                                                                         ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                                 INVESCO VAN      INVESCO VAN KAMPEN      BALANCED WEALTH    GLOBAL THEMATIC      GROWTH AND
                                 KAMPEN V.I.        V.I. EQUITY AND          STRATEGY             GROWTH            INCOME
                              COMSTOCK FUND --      INCOME FUND --         PORTFOLIO --        PORTFOLIO --      PORTFOLIO --
                              SERIES II SHARES     SERIES II SHARES           CLASS B            CLASS B           CLASS B
                             ------------------  --------------------  --------------------  ---------------   ---------------
                                                                  YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
                               2011      2010       2011       2010       2011       2010      2011     2010    2011      2010
                             --------  --------  ---------  ---------  ---------  ---------  -------   ------  ------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (1,607)   (6,661)    (1,888)     1,773     17,248     21,036   (1,037)      91     (72)     (825)
 Net realized gain
   (loss) on investments....   17,325     6,503     32,598     36,020      1,168     (2,450)     929    1,579   1,186   (12,406)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (42,262)   79,239    (94,808)   138,972   (125,982)   169,548  (27,134)   9,512   1,089    19,062
 Capital gain
   distribution.............       --        --         --         --         --         --       --       --      --        --
                             --------  --------  ---------  ---------  ---------  ---------  -------   ------  ------   -------
    Increase (decrease)
     in net assets from
     operations.............  (26,544)   79,081    (64,098)   176,765   (107,566)   188,134  (27,242)  11,182   2,203     5,831
                             --------  --------  ---------  ---------  ---------  ---------  -------   ------  ------   -------
From capital
 transactions (note 4):
 Net premiums...............    6,756   367,583         --         --      3,000    155,228       --    1,000      --    27,657
 Death benefits.............       --        --         --         --         --         --       --       --      --        --
 Surrenders.................  (15,416)   (7,526)   (79,315)   (94,251)  (102,680)   (39,243)    (719)    (482)     --        --
 Administrative expense.....   (5,026)   (3,383)   (16,179)   (13,917)   (15,559)   (13,702)    (781)    (425)   (352)     (375)
 Capital contribution
   (withdrawal).............       --        --         --         --         --         --       --       --      --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............   94,787     5,188    156,794    186,766     14,667     69,569   74,808   10,164   6,942   (47,476)
                             --------  --------  ---------  ---------  ---------  ---------  -------   ------  ------   -------
    Increase (decrease)
     in net assets from
     capital transactions...   81,101   361,862     61,300     78,598   (100,572)   171,852   73,308   10,257   6,590   (20,194)
                             --------  --------  ---------  ---------  ---------  ---------  -------   ------  ------   -------
Increase (decrease) in
 net assets.................   54,557   440,943     (2,798)   255,363   (208,138)   359,986   46,066   21,439   8,793   (14,363)
Net assets at beginning
 of year....................  756,945   316,002  1,915,425  1,660,062  2,409,466  2,049,480   59,620   38,181  42,096    56,459
                             --------  --------  ---------  ---------  ---------  ---------  -------   ------  ------   -------
Net assets at end of year... $811,502   756,945  1,912,627  1,915,425  2,201,328  2,409,466  105,686   59,620  50,889    42,096
                             ========  ========  =========  =========  =========  =========  =======   ======  ======   =======
Change in units (note 5):
 Units purchased............   25,279   171,285     31,968     60,112      5,756     56,796    7,093    2,092   1,591     6,097
 Units redeemed.............  (15,633) (135,235)   (26,477)   (50,908)   (16,891)   (37,297)    (561)    (898)   (903)   (8,304)
                             --------  --------  ---------  ---------  ---------  ---------  -------   ------  ------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    9,646    36,050      5,491      9,204    (11,135)    19,499    6,532    1,194     688    (2,207)
                             ========  ========  =========  =========  =========  =========  =======   ======  ======   =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                                                                  AMERICAN CENTURY
                                                                                               VARIABLE PORTFOLIOS II,
                             ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)          INC.
                             ---------------------------------------------------------------   ---------------------
                                ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                  INTERNATIONAL            LARGE CAP           SMALL CAP
                                      VALUE                 GROWTH              GROWTH              VP INFLATION
                                   PORTFOLIO --          PORTFOLIO --        PORTFOLIO --        PROTECTION FUND --
                                     CLASS B                CLASS B             CLASS B               CLASS II
                             -----------------------   ----------------  --------------------  ---------------------
                                                                      YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------
                                 2011         2010       2011     2010      2011       2010       2011        2010
                             -----------   ----------  -------  -------  ---------  ---------  ---------   ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   163,485       81,470   (1,639)  (1,349)   (20,138)    (6,274)   220,311       10,409
 Net realized gain
   (loss) on investments....      21,290     (355,341)  (1,011)     583     81,529      8,086    148,235      243,434
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (1,552,650)     696,456  (10,179)  14,095    (26,995)   182,475    383,344      (20,561)
 Capital gain
   distribution.............          --           --       --       --         --         --    105,417           --
                             -----------   ----------  -------  -------  ---------  ---------  ---------   ----------
    Increase (decrease)
     in net assets from
     operations.............  (1,367,875)     422,585  (12,829)  13,329     34,396    184,287    857,307      233,282
                             -----------   ----------  -------  -------  ---------  ---------  ---------   ----------
From capital
 transactions (note 4):
 Net premiums...............      98,694      884,769       --       --     57,348    489,968    414,293    1,675,013
 Death benefits.............      (1,976)          --       --       --         --         --     (3,073)          --
 Surrenders.................    (199,834)    (106,845)      --   (8,426)   (15,700)    (2,969)  (251,664)    (175,837)
 Administrative expense.....     (43,836)     (31,052)    (104)    (499)    (4,674)    (1,508)   (66,137)     (56,542)
 Capital contribution
   (withdrawal).............          --           --       --       --         --         --         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     862,947      418,261  (35,496)       1    (63,979)   402,215   (380,600)  (3,027,633)
                             -----------   ----------  -------  -------  ---------  ---------  ---------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...     715,995    1,165,133  (35,600)  (8,924)   (27,005)   887,706   (287,181)  (1,584,999)
                             -----------   ----------  -------  -------  ---------  ---------  ---------   ----------
Increase (decrease) in
 net assets.................    (651,880)   1,587,718  (48,429)   4,405      7,391  1,071,993    570,126   (1,351,717)
Net assets at beginning
 of year....................   6,601,441    5,013,723  163,349  158,944  1,146,541     74,548  8,285,861    9,637,578
                             -----------   ----------  -------  -------  ---------  ---------  ---------   ----------
Net assets at end of year... $ 5,949,561    6,601,441  114,920  163,349  1,153,932  1,146,541  8,855,987    8,285,861
                             ===========   ==========  =======  =======  =========  =========  =========   ==========
Change in units (note 5):
 Units purchased............     258,431    1,248,248      995       --     26,954    106,159    196,318      941,621
 Units redeemed.............    (146,498)  (1,064,671)  (4,978)    (862)   (28,451)   (26,241)  (216,227)  (1,089,503)
                             -----------   ----------  -------  -------  ---------  ---------  ---------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     111,933      183,577   (3,983)    (862)    (1,497)    79,918    (19,909)    (147,882)
                             ===========   ==========  =======  =======  =========  =========  =========   ==========

                                 BLACKROCK
                                 VARIABLE
                             SERIES FUNDS, INC.
                             ----------------

                                 BLACKROCK
                                BASIC VALUE
                               V.I. FUND --
                             CLASS III SHARES
                             ----------------

                             ---------------
                               2011      2010
                             -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     984     3,628
 Net realized gain
   (loss) on investments....  (6,227)   (3,474)
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (46,451)   89,048
 Capital gain
   distribution.............      --        --
                             -------   -------
    Increase (decrease)
     in net assets from
     operations............. (51,694)   89,202
                             -------   -------
From capital
 transactions (note 4):
 Net premiums...............  26,459   518,275
 Death benefits.............      --        --
 Surrenders.................  (8,743)  (15,638)
 Administrative expense.....  (6,160)   (2,645)
 Capital contribution
   (withdrawal).............      --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............  42,458    96,350
                             -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  54,014   596,342
                             -------   -------
Increase (decrease) in
 net assets.................   2,320   685,544
Net assets at beginning
 of year.................... 985,423   299,879
                             -------   -------
Net assets at end of year... 987,743   985,423
                             =======   =======
Change in units (note 5):
 Units purchased............  49,730    69,160
 Units redeemed............. (44,782)   (9,974)
                             -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   4,948    59,186
                             =======   =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                  BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED)
                             -----------------------------------------------------------



                                                           BLACKROCK         BLACKROCK
                                     BLACKROCK             LARGE CAP           VALUE
                                 GLOBAL ALLOCATION          GROWTH         OPPORTUNITIES
                                    V.I. FUND --         V.I. FUND --      V.I. FUND --
                                  CLASS III SHARES      CLASS III SHARES CLASS III SHARES
                             -------------------------  --------------   ----------------
                                                             YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------
                                 2011          2010      2011     2010     2011     2010
                             ------------  -----------  ------   ------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  1,377,908      171,069    (171)    (193)  (1,374)  (1,008)
 Net realized gain
   (loss) on investments....    1,277,231    1,211,595     (43)     (84)  12,292    7,682
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (20,179,969)   9,850,931      46    3,068  (19,473)  26,760
 Capital gain
   distribution.............    5,493,047    1,155,363      67       --       --       --
                             ------------  -----------  ------   ------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............  (12,031,783)  12,388,958    (101)   2,791   (8,555)  33,434
                             ------------  -----------  ------   ------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............   30,484,823  128,735,163      --       --       --       --
 Death benefits.............       (2,811)      (5,017)     --       --       --       --
 Surrenders.................   (7,402,256)  (2,740,735)     --       --     (699)  (6,416)
 Administrative expense.....   (2,242,205)    (792,829)     (9)      --     (963)  (1,199)
 Capital contribution
   (withdrawal).............           --           --      --       --       --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............    2,859,596    2,566,493   5,000       (1) (18,250) (25,322)
                             ------------  -----------  ------   ------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   23,697,147  127,763,075   4,991       (1) (19,912) (32,937)
                             ------------  -----------  ------   ------  -------  -------
Increase (decrease) in
 net assets.................   11,665,364  140,152,033   4,890    2,790  (28,467)     497
Net assets at beginning
 of year....................  202,688,347   62,536,314  23,383   20,593  135,206  134,709
                             ------------  -----------  ------   ------  -------  -------
Net assets at end of year... $214,353,711  202,688,347  28,273   23,383  106,739  135,206
                             ============  ===========  ======   ======  =======  =======
Change in units (note 5):
 Units purchased............    4,104,611   15,719,985     478       --    3,586    1,540
 Units redeemed.............   (2,128,389)  (4,430,860)     (1)      --   (5,969)  (5,069)
                             ------------  -----------  ------   ------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    1,976,222   11,289,125     477       --   (2,383)  (3,529)
                             ============  ===========  ======   ======  =======  =======

                              COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                             ------------------------------------------
                                                         COLUMBIA
                                                         VARIABLE
                                   COLUMBIA            PORTFOLIO --
                                   VARIABLE               MARSICO
                                 PORTFOLIO --          INTERNATIONAL
                                    MARSICO            OPPORTUNITIES
                                GROWTH FUND --            FUND --
                                    CLASS 1               CLASS 2
                             --------------------  --------------------

                             ------------------------------------------
                                2011       2010       2011       2010
                             ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (17,144)   (12,594)   (27,437)   (22,531)
 Net realized gain
   (loss) on investments....    69,893     26,599     24,778   (112,651)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (107,984)   200,399   (692,197)   503,790
 Capital gain
   distribution.............        --         --         --         --
                             ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   (55,235)   214,404   (694,856)   368,608
                             ---------  ---------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............   108,215    673,102    138,327    636,732
 Death benefits.............        --         --     (1,015)        --
 Surrenders.................   (30,963)   (13,533)   (96,279)   (59,997)
 Administrative expense.....    (6,158)    (3,358)   (26,172)   (19,977)
 Capital contribution
   (withdrawal).............        --         --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............    12,888     24,530    275,874    107,679
                             ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    83,982    680,741    290,735    664,437
                             ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.................    28,747    895,145   (404,121) 1,033,045
Net assets at beginning
 of year.................... 1,418,060    522,915  3,938,454  2,905,409
                             ---------  ---------  ---------  ---------
Net assets at end of year... 1,446,807  1,418,060  3,534,333  3,938,454
                             =========  =========  =========  =========
Change in units (note 5):
 Units purchased............    64,618     96,874    109,958    487,124
 Units redeemed.............   (56,451)   (31,049)   (78,571)  (423,768)
                             ---------  ---------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     8,167     65,825     31,387     63,356
                             =========  =========  =========  =========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                   EATON VANCE
                                 VARIABLE TRUST
                             ----------------------


                                VT FLOATING-RATE
                                   INCOME FUND
                             ----------------------

                             -----------------------
                                2011        2010
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   72,763      76,873
 Net realized gain
   (loss) on investments....      7,673     128,005
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (61,146)    (26,205)
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     19,290     178,673
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    453,241   1,436,157
 Death benefits.............         --          --
 Surrenders.................    (30,682)    (55,879)
 Administrative expense.....    (14,243)    (16,755)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (161,880) (2,493,614)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    246,436  (1,130,091)
                             ----------  ----------
Increase (decrease) in
 net assets.................    265,726    (951,418)
Net assets at beginning
 of year....................  2,331,155   3,282,573
                             ----------  ----------
Net assets at end of year... $2,596,881   2,331,155
                             ==========  ==========
Change in units (note 5):
 Units purchased............    107,177     397,757
 Units redeemed.............    (86,941)   (505,205)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     20,236    (107,448)
                             ==========  ==========

                                   FEDERATED INSURANCE SERIES        FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                             --------------------------------------  ------------------------------------------
                              FEDERATED HIGH         FEDERATED
                                INCOME BOND          KAUFMANN            VIP BALANCED         VIP CONTRAFUND(R)
                                FUND II --          FUND II --           PORTFOLIO --           PORTFOLIO --
                              SERVICE SHARES      SERVICE SHARES        SERVICE CLASS 2        SERVICE CLASS 2
                             ----------------  --------------------  --------------------   --------------------
                                                YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------
                               2011     2010      2011       2010       2011        2010       2011       2010
                             -------  -------  ---------  ---------  ---------   ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  20,076   11,522    (32,258)   (58,981)    (2,435)     19,844    (13,372)    (3,451)
 Net realized gain
   (loss) on investments....     459      (98)    95,191    197,390     46,666      30,839     47,902     12,882
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (11,267)  12,007   (784,747)   567,402   (224,307)    372,967   (135,397)   356,097
 Capital gain
   distribution.............      --       --         --         --         --          --         --         --
                             -------  -------  ---------  ---------  ---------   ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   9,268   23,431   (721,814)   705,811   (180,076)    423,650   (100,867)   365,528
                             -------  -------  ---------  ---------  ---------   ---------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............      --   73,166     78,099    621,968      3,627     211,384      8,422    535,456
 Death benefits.............      --       --     (1,497)        --         --          --         --         --
 Surrenders.................  (5,080)      --   (152,971)   (91,054)  (231,631)    (92,798)   (63,742)   (41,285)
 Administrative expense.....  (1,246)    (615)   (36,368)   (30,573)   (15,627)    (11,388)   (17,481)   (12,938)
 Capital contribution
   (withdrawal).............      --       --         --         --         --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............  36,959   73,114    415,101  1,621,654     15,710     400,383     57,267    231,702
                             -------  -------  ---------  ---------  ---------   ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  30,633  145,665    302,364  2,121,995   (227,921)    507,581    (15,534)   712,935
                             -------  -------  ---------  ---------  ---------   ---------  ---------  ---------
Increase (decrease) in
 net assets.................  39,901  169,096   (419,450) 2,827,806   (407,997)    931,231   (116,401) 1,078,463
Net assets at beginning
 of year.................... 247,352   78,256  5,051,998  2,224,192  3,393,304   2,462,073  2,667,531  1,589,068
                             -------  -------  ---------  ---------  ---------   ---------  ---------  ---------
Net assets at end of year... 287,253  247,352  4,632,548  5,051,998  2,985,307   3,393,304  2,551,130  2,667,531
                             =======  =======  =========  =========  =========   =========  =========  =========
Change in units (note 5):
 Units purchased............   4,434   14,151    107,310    635,357     80,188     227,895     29,004    165,270
 Units redeemed.............  (2,252)  (2,512)   (73,850)  (422,141)  (100,494)   (177,225)   (29,931)   (90,567)
                             -------  -------  ---------  ---------  ---------   ---------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   2,182   11,639     33,460    213,216    (20,306)     50,670       (927)    74,703
                             =======  =======  =========  =========  =========   =========  =========  =========



                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                             FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             -----------------------------------------------------------------------------------------
                                VIP DYNAMIC
                                  CAPITAL                           VIP GROWTH &
                                APPRECIATION    VIP EQUITY-INCOME      INCOME        VIP GROWTH    VIP INVESTMENT GRADE
                                PORTFOLIO --      PORTFOLIO --      PORTFOLIO --    PORTFOLIO --   BOND PORTFOLIO --
                              SERVICE CLASS 2    SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2
                             -----------------  ----------------  ---------------  --------------  -------------------
                                                             YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------
                               2011      2010     2011     2010    2011     2010    2011    2010     2011      2010
                             --------  -------  -------  -------  ------  -------  ------  ------  -------   --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (3,335)  (2,597)   2,533      385     277     (455)   (753)   (597)  18,142     18,206
 Net realized gain
   (loss) on investments....   16,737    3,052   (1,446)  (2,699)    955      198      63    (274)   7,402     16,534
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (16,795)  28,432   (4,260)  23,681  (1,272)   6,274  (1,691) 16,135    1,574     17,434
 Capital gain
   distribution.............       --       --       --       --      --       --      --      --   11,997         --
                             --------  -------  -------  -------  ------  -------  ------  ------  -------   --------
    Increase (decrease)
     in net assets from
     operations.............   (3,393)  28,887   (3,173)  21,367     (40)   6,017  (2,381) 15,264   39,115     52,174
                             --------  -------  -------  -------  ------  -------  ------  ------  -------   --------
From capital
 transactions (note 4):
 Net premiums...............       --       --       --    9,105      --   31,294      --      --   22,661    175,871
 Death benefits.............       --       --       --       --      --       --      --      --       --         --
 Surrenders.................  (11,383) (11,792)      --   (7,797) (2,530)    (573)     --      --   (7,851)   (26,726)
 Administrative expense.....     (497)    (591)    (829)    (854)   (513)    (555)   (255)   (208)  (5,966)    (5,711)
 Capital contribution
   (withdrawal).............       --       --       --       --      --       --      --      --       --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............    6,336  (15,618)  39,610  (30,745)  7,339  (25,251) 17,368    (857) (81,297)  (243,995)
                             --------  -------  -------  -------  ------  -------  ------  ------  -------   --------
    Increase (decrease)
     in net assets from
     capital transactions...   (5,544) (28,001)  38,781  (30,291)  4,296    4,915  17,113  (1,065) (72,453)  (100,561)
                             --------  -------  -------  -------  ------  -------  ------  ------  -------   --------
Increase (decrease) in
 net assets.................   (8,937)     886   35,608   (8,924)  4,256   10,932  14,732  14,199  (33,338)   (48,387)
Net assets at beginning
 of year....................  196,786  195,900  178,848  187,772  56,989   46,057  82,661  68,462  693,776    742,163
                             --------  -------  -------  -------  ------  -------  ------  ------  -------   --------
Net assets at end of year... $187,849  196,786  214,456  178,848  61,245   56,989  97,393  82,661  660,438    693,776
                             ========  =======  =======  =======  ======  =======  ======  ======  =======   ========
Change in units (note 5):
 Units purchased............   11,930      800    6,006   46,122   1,155    3,985   1,587      46   18,845     75,259
 Units redeemed.............  (11,976)  (3,772)  (2,086) (49,829)   (743)  (3,507)   (112)   (150) (24,818)   (83,560)
                             --------  -------  -------  -------  ------  -------  ------  ------  -------   --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      (46)  (2,972)   3,920   (3,707)    412      478   1,475    (104)  (5,973)    (8,301)
                             ========  =======  =======  =======  ======  =======  ======  ======  =======   ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                  FIDELITY(R) VARIABLE INSURANCE
                                    PRODUCTS FUND (CONTINUED)
                             ---------------------------------------
                                                        VIP VALUE
                                  VIP MID CAP          STRATEGIES
                                  PORTFOLIO --        PORTFOLIO --
                                SERVICE CLASS 2      SERVICE CLASS 2
                             ---------------------  ----------------

                             ----------------------------------------
                                2011        2010      2011     2010
                             ----------  ---------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (38,900)   (13,778)    (611)  (1,407)
 Net realized gain
   (loss) on investments....     70,148     51,499      242    6,296
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (390,264)   333,984  (16,123)  30,627
 Capital gain
   distribution.............         --         --       --       --
                             ----------  ---------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............   (359,016)   371,705  (16,492)  35,516
                             ----------  ---------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............    201,806  1,649,761       --       --
 Death benefits.............         --         --       --       --
 Surrenders.................    (29,557)   (35,797)      --       --
 Administrative expense.....    (14,280)    (5,666)    (434)    (615)
 Capital contribution
   (withdrawal).............         --         --       --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (39,184)    46,565   10,251  (33,686)
                             ----------  ---------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...    118,785  1,654,863    9,817  (34,301)
                             ----------  ---------  -------  -------
Increase (decrease) in
 net assets.................   (240,231) 2,026,568   (6,675)   1,215
Net assets at beginning
 of year....................  2,739,092    712,524  151,510  150,295
                             ----------  ---------  -------  -------
Net assets at end of year... $2,498,861  2,739,092  144,835  151,510
                             ==========  =========  =======  =======
Change in units (note 5):
 Units purchased............     79,579    213,430      957      344
 Units redeemed.............    (70,377)   (73,593)     (94)  (3,612)
                             ----------  ---------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      9,202    139,837      863   (3,268)
                             ==========  =========  =======  =======

                                     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                             -------------------------------------------------------------------
                                 FRANKLIN INCOME      FRANKLIN TEMPLETON
                                   SECURITIES         VIP FOUNDING FUNDS       MUTUAL SHARES
                                     FUND --          ALLOCATION FUND --     SECURITIES FUND --
                                 CLASS 2 SHARES         CLASS 2 SHARES         CLASS 2 SHARES
                             ----------------------  --------------------  ---------------------
                                YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------
                                2011        2010        2011       2010       2011       2010
                             ----------  ----------  ---------  ---------  ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    812,160   1,038,214   (127,400)    17,985     66,001       2,881
 Net realized gain
   (loss) on investments....     (9,928)    128,014    (10,270)    86,652     92,647     231,077
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (642,293)    991,775    (77,451)   465,402   (320,514)    304,733
 Capital gain
   distribution.............         --          --         --        554         --          --
                             ----------  ----------  ---------  ---------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............    159,939   2,158,003   (215,121)   570,593   (161,866)    538,691
                             ----------  ----------  ---------  ---------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............    174,555     202,543     22,000      8,400    191,133   1,853,827
 Death benefits.............     (2,866)         --         --         --     (1,527)         --
 Surrenders.................   (914,935)   (757,148)  (261,829)  (241,731)  (201,130)   (141,965)
 Administrative expense.....    (84,202)    (86,528)   (31,390)   (33,560)   (46,530)    (41,205)
 Capital contribution
   (withdrawal).............         --          --         --         --         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (1,744,835) (1,225,678)  (133,390)  (418,488)   (88,232) (1,787,869)
                             ----------  ----------  ---------  ---------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,572,283) (1,866,811)  (404,609)  (685,379)  (146,286)   (117,212)
                             ----------  ----------  ---------  ---------  ---------  ----------
Increase (decrease) in
 net assets................. (2,412,344)    291,192   (619,730)  (114,786)  (308,152)    421,479
Net assets at beginning
 of year.................... 21,662,135  21,370,943  7,237,977  7,352,763  6,967,939   6,546,460
                             ----------  ----------  ---------  ---------  ---------  ----------
Net assets at end of year... 19,249,791  21,662,135  6,618,247  7,237,977  6,659,787   6,967,939
                             ==========  ==========  =========  =========  =========  ==========
Change in units (note 5):
 Units purchased............     77,126   1,942,612     46,516    506,767    100,551     788,568
 Units redeemed.............   (306,306) (2,118,553)   (92,503)  (589,804)  (117,072)   (816,474)
                             ----------  ----------  ---------  ---------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (229,180)   (175,941)   (45,987)   (83,037)   (16,521)    (27,906)
                             ==========  ==========  =========  =========  =========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                  FRANKLIN
                                 TEMPLETON
                             VARIABLE INSURANCE
                               PRODUCTS TRUST
                                (CONTINUED)                              GE INVESTMENTS FUNDS, INC.
                             -----------------  ---------------------------------------------------------------------------
                                                  CORE VALUE
                              TEMPLETON GROWTH   EQUITY FUND                      MID-CAP EQUITY
                             SECURITIES FUND --   -- CLASS 1    INCOME FUND --    FUND -- CLASS 1
                               CLASS 2 SHARES       SHARES      CLASS 1 SHARES        SHARES           MONEY MARKET FUND
                             -----------------  -------------  ----------------  ----------------  ------------------------
                                                                 YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------
                               2011      2010   2011    2010     2011     2010     2011     2010       2011         2010
                             --------  -------  ----  -------  -------  -------  -------  -------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    870    1,437    --      (95)   4,220    2,684   (1,853)  (1,092)    (265,261)    (311,377)
 Net realized gain
   (loss) on investments....    1,770  (13,881)   --     (331)     387     (648)   1,922    2,859           --           --
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (46,568)  58,377    --      320    3,887    7,022  (25,566)  17,638           --           --
 Capital gain
   distribution.............       --       --    --       --       --       --   10,847       --           --           --
                             --------  -------  ----  -------  -------  -------  -------  -------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  (43,928)  45,933    --     (106)   8,494    9,058  (14,650)  19,405     (265,261)    (311,377)
                             --------  -------  ----  -------  -------  -------  -------  -------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............   21,173  173,077    --       --       --       --       --       --    4,882,301   38,733,860
 Death benefits.............       --       --    --       --       --       --       --       --  (11,346,860)  (6,815,183)
 Surrenders.................   (6,147)  (2,397)   --     (340)  (1,342) (10,631)  (6,412)  (3,362)  (2,754,816)  (1,596,247)
 Administrative expense.....   (3,891)  (2,596)   --      (76)    (622)    (599)    (638)    (326)    (143,996)    (152,288)
 Capital contribution
   (withdrawal).............       --       --    --       --       --       --       --       --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (55,162)  (1,285)   --  (22,837)  (3,905)   2,237   70,727  (15,705) (11,226,240) (16,647,036)
                             --------  -------  ----  -------  -------  -------  -------  -------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (44,027) 166,799    --  (23,253)  (5,869)  (8,993)  63,677  (19,393) (20,589,611)  13,523,106
                             --------  -------  ----  -------  -------  -------  -------  -------  -----------  -----------
Increase (decrease) in
 net assets.................  (87,955) 212,732    --  (23,359)   2,625       65   49,027       12  (20,854,872)  13,211,729
Net assets at beginning
 of year....................  635,357  422,625    --   23,359  151,180  151,115   93,435   93,423   28,045,894   14,834,165
                             --------  -------  ----  -------  -------  -------  -------  -------  -----------  -----------
Net assets at end of year... $547,402  635,357    --       --  153,805  151,180  142,462   93,435    7,191,022   28,045,894
                             ========  =======  ====  =======  =======  =======  =======  =======  ===========  ===========
Change in units (note 5):
 Units purchased............    7,320   37,594   425       49      532      891    6,054   19,598    2,931,577    6,061,315
 Units redeemed.............  (11,648) (17,350) (425)  (2,334)  (1,034)  (1,676)    (885) (21,416)  (5,055,925)  (4,684,068)
                             --------  -------  ----  -------  -------  -------  -------  -------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (4,328)  20,244    --   (2,285)    (502)    (785)   5,169   (1,818)  (2,124,348)   1,377,247
                             ========  =======  ====  =======  =======  =======  =======  =======  ===========  ===========



                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                               GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             -----------------------------------------------------------------------------------------
                                  REAL ESTATE
                                   SECURITIES                              SMALL-CAP EQUITY        TOTAL RETURN
                                FUND -- CLASS 1                            FUND -- CLASS 1        FUND -- CLASS 3
                                     SHARES         S&P 500(R) INDEX FUND       SHARES                SHARES
                             ---------------------  --------------------  -----------------  ------------------------
                                                                      YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------
                                2011        2010       2011       2010      2011      2010       2011         2010
                             ----------  ---------  ---------  ---------  --------  -------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (5,656)    16,823     (3,816)     3,830      (945)  (1,654)    (386,660)     161,537
 Net realized gain
   (loss) on investments....    140,140     78,073    117,520     13,336   (11,451)    (457)     821,057      499,989
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     98,254    273,979   (133,128)   108,545    14,467   43,113  (11,951,096)  12,824,766
 Capital gain
   distribution.............         --         --         --         --        --       --           --           --
                             ----------  ---------  ---------  ---------  --------  -------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    232,738    368,875    (19,424)   125,711     2,071   41,002  (11,516,699)  13,486,292
                             ----------  ---------  ---------  ---------  --------  -------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    159,181    735,657         --         --        --    7,897   29,089,094  131,806,024
 Death benefits.............       (514)        --         --         --        --       --       (3,775)      (5,023)
 Surrenders.................    (79,746)   (54,727)   (94,086)   (43,824)     (264)    (183)  (6,766,253)  (4,534,597)
 Administrative expense.....    (16,073)    (9,106)      (134)      (252)     (527)    (669)  (1,914,267)    (806,688)
 Capital contribution
   (withdrawal).............         --         --         --         --        --       --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (281,349)    41,886   (488,635)   (55,235) (117,960)  (6,208)     456,586    1,370,046
                             ----------  ---------  ---------  ---------  --------  -------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...   (218,501)   713,710   (582,855)   (99,311) (118,751)     837   20,861,385  127,829,762
                             ----------  ---------  ---------  ---------  --------  -------  -----------  -----------
Increase (decrease) in
 net assets.................     14,237  1,082,585   (602,279)    26,400  (116,680)  41,839    9,344,686  141,316,054
Net assets at beginning
 of year....................  2,691,308  1,608,723  1,040,350  1,013,950   187,203  145,364  215,774,068   74,458,014
                             ----------  ---------  ---------  ---------  --------  -------  -----------  -----------
Net assets at end of year... $2,705,545  2,691,308    438,071  1,040,350    70,523  187,203  225,118,754  215,774,068
                             ==========  =========  =========  =========  ========  =======  ===========  ===========
Change in units (note 5):
 Units purchased............     52,165    309,509         23     28,664    11,585    2,344    4,828,533   21,798,614
 Units redeemed.............    (70,172)  (258,649)   (58,483)   (39,267)  (21,940)  (1,984)  (2,974,472)  (9,248,709)
                             ----------  ---------  ---------  ---------  --------  -------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (18,007)    50,860    (58,460)   (10,603)  (10,355)     360    1,854,061   12,549,905
                             ==========  =========  =========  =========  ========  =======  ===========  ===========

                             ----------------

                               U.S. EQUITY
                             FUND -- CLASS 1
                                  SHARES
                             ---------------

                             ----------------
                              2011     2010
                             ------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (423)      57
 Net realized gain
   (loss) on investments....    291   (1,305)
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (3,297)   3,671
 Capital gain
   distribution.............     --       --
                             ------  -------
    Increase (decrease)
     in net assets from
     operations............. (3,429)   2,423
                             ------  -------
From capital
 transactions (note 4):
 Net premiums...............     --   55,000
 Death benefits.............     --       --
 Surrenders.................     --       --
 Administrative expense.....   (822)    (529)
 Capital contribution
   (withdrawal).............     --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............      9  (43,726)
                             ------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   (813)  10,745
                             ------  -------
Increase (decrease) in
 net assets................. (4,242)  13,168
Net assets at beginning
 of year.................... 90,841   77,673
                             ------  -------
Net assets at end of year... 86,599   90,841
                             ======  =======
Change in units (note 5):
 Units purchased............    830    8,971
 Units redeemed.............   (880)  (8,367)
                             ------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (50)     604
                             ======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                                      GENWORTH VARIABLE INSURANCE TRUST
                             --------------------------------------------------------------------------------------------

                               GENWORTH 40/60 INDEX    GENWORTH 60/40 INDEX     GENWORTH CALAMOS       GENWORTH DAVIS
                                ALLOCATION FUND --      ALLOCATION FUND --       GROWTH FUND --      NY VENTURE FUND --
                                  SERVICE SHARES          SERVICE SHARES         SERVICE SHARES        SERVICE SHARES
                             -----------------------  ----------------------  --------------------  --------------------
                                                                           YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------
                                 2011        2010        2011        2010        2011       2010       2011       2010
                             -----------  ----------  ----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   557,332     167,880     262,894     201,833       (640)   (29,007)   (15,805)   (15,572)
 Net realized gain
   (loss) on investments....     387,739     171,145     269,980     188,169    129,794    116,879     55,694     44,989
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    (402,876)  1,183,667  (1,051,407)  1,998,795   (743,988)   581,587   (141,183)   139,263
 Capital gain
   distribution.............      65,835          33      29,251         140    329,176      3,219         --         --
                             -----------  ----------  ----------  ----------  ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............     608,030   1,522,725    (489,282)  2,388,937   (285,658)   672,678   (101,294)   168,680
                             -----------  ----------  ----------  ----------  ---------  ---------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............   4,438,351  35,094,089   6,819,060  39,188,959    187,514  1,504,927    398,816    927,576
 Death benefits.............          --     (25,171)         --          --       (516)        --         --         --
 Surrenders.................  (2,641,224)   (407,645) (2,203,155)   (280,614)   (79,457)   (68,559)   (50,580)   (19,160)
 Administrative expense.....    (487,963)   (127,722)   (593,342)   (132,411)   (26,024)   (20,858)    (9,635)    (5,497)
 Capital contribution
   (withdrawal).............          --     (15,000)         --     (10,500)        --         --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   3,025,592   2,040,090   4,165,654     978,704   (106,291) 1,255,064   (233,183)    (6,518)
                             -----------  ----------  ----------  ----------  ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   4,334,756  36,558,641   8,188,217  39,744,138    (24,774) 2,670,574    105,418    896,401
                             -----------  ----------  ----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.................   4,942,786  38,081,366   7,698,935  42,133,075   (310,432) 3,343,252      4,124  1,065,081
Net assets at beginning
 of year....................  38,208,361     126,995  42,720,524     587,449  3,552,460    209,208  1,561,922    496,841
                             -----------  ----------  ----------  ----------  ---------  ---------  ---------  ---------
Net assets at end of year... $43,151,147  38,208,361  50,419,459  42,720,524  3,242,028  3,552,460  1,566,046  1,561,922
                             ===========  ==========  ==========  ==========  =========  =========  =========  =========
Change in units (note 5):
 Units purchased............   1,284,200   4,368,299   1,283,870   4,761,093     63,067    791,382    123,366    215,401
 Units redeemed.............    (886,526)   (860,914)   (553,572)   (909,781)   (64,556)  (520,247)  (119,621)  (119,878)
                             -----------  ----------  ----------  ----------  ---------  ---------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     397,674   3,507,385     730,298   3,851,312     (1,489)   271,135      3,745     95,523
                             ===========  ==========  ==========  ==========  =========  =========  =========  =========

                             ----------------------
                                 GENWORTH EATON
                                VANCE LARGE CAP
                                 VALUE FUND --
                                 SERVICE SHARES
                             ---------------------

                             ----------------------
                                2011       2010
                             ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (7,406)    (27,437)
 Net realized gain
   (loss) on investments....    22,318     133,559
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (435,726)    (26,548)
 Capital gain
   distribution.............    86,830     225,004
                             ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............  (333,984)    304,578
                             ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............   130,540     995,446
 Death benefits.............    (1,515)         --
 Surrenders.................  (136,446)    (96,949)
 Administrative expense.....   (42,651)    (36,655)
 Capital contribution
   (withdrawal).............        --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    84,008  (1,422,466)
                             ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    33,936    (560,624)
                             ---------  ----------
Increase (decrease) in
 net assets.................  (300,048)   (256,046)
Net assets at beginning
 of year.................... 5,599,287   5,855,333
                             ---------  ----------
Net assets at end of year... 5,299,239   5,599,287
                             =========  ==========
Change in units (note 5):
 Units purchased............    92,058     703,725
 Units redeemed.............   (87,063)   (771,656)
                             ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     4,995     (67,931)
                             =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                                  GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                             ------------------------------------------------------------------------------------------------
                                     GENWORTH
                                     ENHANCED             GENWORTH GOLDMAN                              GENWORTH LEGG MASON
                                   INTERNATIONAL         SACHS ENHANCED CORE       GENWORTH GROWTH     CLEARBRIDGE AGGRESSIVE
                                   INDEX FUND --         BOND INDEX FUND --      ALLOCATION FUND --        GROWTH FUND --
                                  SERVICE SHARES           SERVICE SHARES          SERVICE SHARES          SERVICE SHARES
                             ------------------------  ----------------------  ----------------------  ---------------------
                                          PERIOD FROM
                              YEAR ENDED  APRIL 30 TO
                             DECEMBER 31, DECEMBER 31,                                    YEAR ENDED DECEMBER 31,
                             ------------ ------------ ----------------------------------------------------------------------
                                 2011         2010        2011        2010        2011        2010        2011       2010
                             ------------ ------------ ----------  ----------  ----------  ----------  ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  $    4,162      23,117       75,064     620,887     466,058   1,181,543    (57,201)     36,452
 Net realized gain
   (loss) on investments....       2,964    (271,950)     (34,463)    160,612     166,039     192,964     43,020     635,898
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (172,807)     76,007      697,278    (573,443) (3,906,062)  1,425,836   (221,738)   (724,750)
 Capital gain
   distribution.............          --          --           --     192,236     926,612          --    300,794     877,176
                              ----------   ---------   ----------  ----------  ----------  ----------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (165,681)   (172,826)     737,879     400,292  (2,347,353)  2,800,343     64,875     824,776
                              ----------   ---------   ----------  ----------  ----------  ----------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............      32,807     466,568      302,679   1,370,495  15,648,645  38,768,655    129,354   1,015,959
 Death benefits.............          --          --       (5,980)         --          --     (10,112)    (1,495)         --
 Surrenders.................      (4,347)    (23,473)    (491,387)   (348,681) (1,889,277)   (210,987)  (141,608)   (100,366)
 Administrative expense.....      (6,238)    (10,473)    (120,275)   (102,913)   (663,303)   (124,314)   (35,619)    (33,682)
 Capital contribution
   (withdrawal).............          --          --           --          --          --        (100)        --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............     (74,093)    922,914     (603,814)  7,575,899    (401,183)    803,873   (191,128) (3,913,641)
                              ----------   ---------   ----------  ----------  ----------  ----------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...     (51,871)  1,355,536     (918,777)  8,494,800  12,694,882  39,227,015   (240,496) (3,031,730)
                              ----------   ---------   ----------  ----------  ----------  ----------  ---------  ----------
Increase (decrease) in
 net assets.................    (217,552)  1,182,710     (180,898)  8,895,092  10,347,529  42,027,358   (175,621) (2,206,954)
Net assets at beginning
 of year....................   1,182,710          --   14,865,131   5,970,039  42,117,089      89,731  4,638,413   6,845,367
                              ----------   ---------   ----------  ----------  ----------  ----------  ---------  ----------
Net assets at end of year...  $  965,158   1,182,710   14,684,233  14,865,131  52,464,618  42,117,089  4,462,792   4,638,413
                              ==========   =========   ==========  ==========  ==========  ==========  =========  ==========
Change in units (note 5):
 Units purchased............      18,352     722,881      247,337   1,921,085   1,988,054   4,382,710     82,362     564,754
 Units redeemed.............     (23,411)   (614,681)    (322,060) (1,171,177)   (905,611)   (681,468)   (97,449)   (867,445)
                              ----------   ---------   ----------  ----------  ----------  ----------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      (5,059)    108,200      (74,723)    749,908   1,082,443   3,701,242    (15,087)   (302,691)
                              ==========   =========   ==========  ==========  ==========  ==========  =========  ==========

                             -----------------------
                                    GENWORTH
                                    MODERATE
                                   ALLOCATION
                                     FUND --
                                 SERVICE SHARES
                             ----------------------



                             -----------------------
                                2011        2010
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    474,869   1,206,215
 Net realized gain
   (loss) on investments....     58,013     151,977
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (2,552,351)  1,059,954
 Capital gain
   distribution.............    779,040       1,320
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations............. (1,240,429)  2,419,466
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............  8,441,131  34,117,500
 Death benefits.............         --      (5,051)
 Surrenders................. (1,531,315)   (457,109)
 Administrative expense.....   (503,851)   (119,161)
 Capital contribution
   (withdrawal).............         --        (103)
 Transfers between
   subaccounts
   (including fixed
   account), net............  2,602,920     693,042
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  9,008,885  34,229,118
                             ----------  ----------
Increase (decrease) in
 net assets.................  7,768,456  36,648,584
Net assets at beginning
 of year.................... 37,077,784     429,200
                             ----------  ----------
Net assets at end of year... 44,846,240  37,077,784
                             ==========  ==========
Change in units (note 5):
 Units purchased............  1,197,715   3,961,870
 Units redeemed.............   (402,662)   (661,126)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    795,053   3,300,744
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2


                              GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)               JANUS ASPEN SERIES
                             ----------------------------------------------  -------------------------------------------



                                  GENWORTH PIMCO       GENWORTH PYRAMIS(R)
                                    STOCKSPLUS          SMALL/MID CAP CORE         BALANCED                FORTY
                                 FUND -- SERVICE         FUND -- SERVICE     PORTFOLIO -- SERVICE   PORTFOLIO -- SERVICE
                                      SHARES                  SHARES                SHARES                 SHARES
                             -----------------------  ---------------------  --------------------  ---------------------
                                                                       YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------
                                 2011        2010        2011        2010       2011       2010       2011       2010
                             -----------  ----------  ----------  ---------  ---------  ---------  ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   754,866   1,076,191     263,243     58,080     51,631     63,712    (67,135)    (63,955)
 Net realized gain
   (loss) on investments....      42,495     221,330     136,271    275,520     21,584     54,189     78,432      47,877
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (1,321,028)    108,963  (1,374,084)   463,941   (413,869)   317,409   (431,916)    122,315
 Capital gain
   distribution.............     688,805   1,069,222     618,427    157,803    334,555         --         --          --
                             -----------  ----------  ----------  ---------  ---------  ---------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............     165,138   2,475,706    (356,143)   955,344     (6,099)   435,310   (420,619)    106,237
                             -----------  ----------  ----------  ---------  ---------  ---------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............     214,067   1,754,756     176,219    817,020    105,956  1,183,726    201,816   1,723,335
 Death benefits.............      (6,163)         --      (1,442)        --         --         --     (1,038)         --
 Surrenders.................    (540,429)   (335,958)   (137,710)   (84,829)  (282,153)  (160,657)  (148,054)   (106,162)
 Administrative expense.....    (131,533)   (113,573)    (35,679)   (29,641)   (41,760)   (36,377)   (34,317)    (32,710)
 Capital contribution
   (withdrawal).............          --          --          --         --         --         --         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (680,621)  3,925,470      94,705    906,998   (108,737)   306,608   (151,884) (3,569,933)
                             -----------  ----------  ----------  ---------  ---------  ---------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,144,679)  5,230,695      96,093  1,609,548   (326,694) 1,293,300   (133,477) (1,985,470)
                             -----------  ----------  ----------  ---------  ---------  ---------  ---------  ----------
Increase (decrease) in
 net assets.................    (979,541)  7,706,401    (260,050) 2,564,892   (332,793) 1,728,610   (554,096) (1,879,233)
Net assets at beginning
 of year....................  16,863,478   9,157,077   4,756,125  2,191,233  7,134,443  5,405,833  5,434,460   7,313,693
                             -----------  ----------  ----------  ---------  ---------  ---------  ---------  ----------
Net assets at end of year... $15,883,937  16,863,478   4,496,075  4,756,125  6,801,650  7,134,443  4,880,364   5,434,460
                             ===========  ==========  ==========  =========  =========  =========  =========  ==========
Change in units (note 5):
 Units purchased............     174,295   1,892,830     132,545    674,570     24,341    464,069     83,491     665,085
 Units redeemed.............    (258,972) (1,386,596)   (116,976)  (486,708)   (50,046)  (358,558)   (91,969)   (852,704)
                             -----------  ----------  ----------  ---------  ---------  ---------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (84,677)    506,234      15,569    187,862    (25,705)   105,511     (8,478)   (187,619)
                             ===========  ==========  ==========  =========  =========  =========  =========  ==========

                             LEGG MASON PARTNERS
                             VARIABLE EQUITY TRUST
                             ---------------------
                               LEGG MASON
                               CLEARBRIDGE
                                VARIABLE
                               AGGRESSIVE
                                 GROWTH
                              PORTFOLIO --
                                CLASS II
                             --------------------

                             ---------------------
                              2011       2010
                              ------     ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ (1,037)      (587)
 Net realized gain
   (loss) on investments....    269        (86)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,628     12,021
 Capital gain
   distribution.............     --         --
                              ------     ------
    Increase (decrease)
     in net assets from
     operations.............    860     11,348
                              ------     ------
From capital
 transactions (note 4):
 Net premiums...............     --         --
 Death benefits.............     --         --
 Surrenders.................     --         --
 Administrative expense.....   (170)      (155)
 Capital contribution
   (withdrawal).............     --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (355)    32,667
                              ------     ------
    Increase (decrease)
     in net assets from
     capital transactions...   (525)    32,512
                              ------     ------
Increase (decrease) in
 net assets.................    335     43,860
Net assets at beginning
 of year.................... 83,726     39,866
                              ------     ------
Net assets at end of year... 84,061     83,726
                              ======     ======
Change in units (note 5):
 Units purchased............     57      3,483
 Units redeemed.............   (100)      (172)
                              ------     ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (43)     3,311
                              ======     ======


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               LEGG MASON PARTNERS VARIABLE
                                 EQUITY TRUST (CONTINUED)              MFS(R) VARIABLE INSURANCE TRUST
                             --------------------------------  ----------------------------------------------
                                                 LEGG MASON
                                LEGG MASON       CLEARBRIDGE     MFS(R)        MFS(R)
                                CLEARBRIDGE       VARIABLE      INVESTORS     INVESTORS
                              VARIABLE EQUITY    FUNDAMENTAL     GROWTH         TRUST         MFS(R) TOTAL
                              INCOME BUILDER    ALL CAP VALUE  STOCK SERIES   SERIES --     RETURN SERIES --
                               PORTFOLIO --     PORTFOLIO --   -- SERVICE   SERVICE CLASS        SERVICE
                                 CLASS II          CLASS I     CLASS SHARES    SHARES         CLASS SHARES
                             ----------------  --------------  -----------  ------------  --------------------
                                                          YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------
                               2011     2010    2011    2010    2011   2010  2011   2010     2011       2010
                             -------  -------  ------  ------  -----   ---- -----  -----  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   120      195      44     224    (71)   --    (23)    (9)    39,194     38,626
 Net realized gain
   (loss) on investments....      88      721    (859)   (325)    (4)   --     (9)   (17)    35,623      2,048
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     389       12  (2,181)  5,617   (390)   --   (186)   556    (59,111)   276,335
 Capital gain
   distribution.............      --       --      --      --     --    --     --     --         --         --
                             -------  -------  ------  ------  -----    --  -----  -----  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............     597      928  (2,996)  5,516   (465)   --   (218)   530     15,706    317,009
                             -------  -------  ------  ------  -----    --  -----  -----  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............      --       --      --      --     --    --     --     --    316,859    852,391
 Death benefits.............      --       --      --      --     --    --     --     --         --         --
 Surrenders.................      --       --  (3,198)     --     --    --     --     --    (75,005)  (162,360)
 Administrative expense.....      --       --     (84)    (77)   (14)   --     (5)    (5)   (29,050)   (26,017)
 Capital contribution
   (withdrawal).............      --       --      --      --     --    --     --     --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,672)    (923)    (94)   (567) 9,648    --     94     99   (371,262)   371,115
                             -------  -------  ------  ------  -----    --  -----  -----  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,672)    (923) (3,376)   (644) 9,634    --     89     94   (158,458) 1,035,129
                             -------  -------  ------  ------  -----    --  -----  -----  ---------  ---------
Increase (decrease) in
 net assets.................  (1,075)       5  (6,372)  4,872  9,169    --   (129)   624   (142,752) 1,352,138
Net assets at beginning
 of year....................  10,497   10,492  41,296  36,424     --    --  5,942  5,318  4,478,483  3,126,345
                             -------  -------  ------  ------  -----    --  -----  -----  ---------  ---------
Net assets at end of year... $ 9,422   10,497  34,924  41,296  9,169    --  5,813  5,942  4,335,731  4,478,483
                             =======  =======  ======  ======  =====    ==  =====  =====  =========  =========
Change in units (note 5):
 Units purchased............      33   14,282      --      29    813    --      7     11     43,409    259,536
 Units redeemed.............    (221) (14,407)   (413)   (107)    (1)   --     --     (1)   (58,123)  (159,093)
                             -------  -------  ------  ------  -----    --  -----  -----  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (188)    (125)   (413)    (78)   812    --      7     10    (14,714)   100,443
                             =======  =======  ======  ======  =====    ==  =====  =====  =========  =========



                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               MFS(R) VARIABLE
                               INSURANCE TRUST
                                 (CONTINUED)                             OPPENHEIMER VARIABLE ACCOUNT FUNDS
                             ------------------  ----------------------------------------------------------
                                                                       OPPENHEIMER
                              MFS(R) UTILITIES      OPPENHEIMER          CAPITAL       OPPENHEIMER GLOBAL
                                  SERIES --           BALANCED        APPRECIATION         SECURITIES
                                   SERVICE           FUND/VA --        FUND/VA --          FUND/VA --
                                CLASS SHARES       SERVICE SHARES    SERVICE SHARES      SERVICE SHARES
                             ------------------  -----------------  ----------------  --------------------
                                                                    YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------
                                2011      2010     2011     2010      2011     2010      2011       2010
                             ---------  -------  -------  --------  -------  -------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   8,662    6,160    1,647    (4,228)  (3,490)  (3,985)   (25,211)   (15,868)
 Net realized gain
   (loss) on investments....    16,861   (1,627)  (6,336)   (5,267)   5,838    3,143    159,698    237,276
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     7,982   40,636   (4,096)   69,208  (12,852)  29,574   (689,417)   515,769
 Capital gain
   distribution.............        --       --       --        --       --       --         --         --
                             ---------  -------  -------  --------  -------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    33,505   45,169   (8,785)   59,713  (10,504)  28,732   (554,930)   737,177
                             ---------  -------  -------  --------  -------  -------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............        --  101,564       --        --       --   46,000    253,906  1,110,689
 Death benefits.............        --       --       --        --       --       --     (1,494)        --
 Surrenders.................   (17,678)  (6,383) (23,976)  (22,851)    (537)  (6,273)  (176,605)  (106,573)
 Administrative expense.....    (2,486)  (2,190)  (2,310)   (1,918)  (1,859)  (1,570)   (45,607)   (36,385)
 Capital contribution
   (withdrawal).............        --       --       --        --       --       --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (108,552) 231,827   (7,983)   32,192  (84,668)  38,593    409,684    134,993
                             ---------  -------  -------  --------  -------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (128,716) 324,818  (34,269)    7,423  (87,064)  76,750    439,884  1,102,724
                             ---------  -------  -------  --------  -------  -------  ---------  ---------
Increase (decrease) in
 net assets.................   (95,211) 369,987  (43,054)   67,136  (97,568) 105,482   (115,046) 1,839,901
Net assets at beginning
 of year....................   603,875  233,888  621,162   554,026  357,560  252,078  5,751,376  3,911,475
                             ---------  -------  -------  --------  -------  -------  ---------  ---------
Net assets at end of year... $ 508,664  603,875  578,108   621,162  259,992  357,560  5,636,330  5,751,376
                             =========  =======  =======  ========  =======  =======  =========  =========
Change in units (note 5):
 Units purchased............    13,558   27,272    2,523   194,457    2,716   14,892    155,846    578,200
 Units redeemed.............   (22,091)  (2,771)  (7,092) (193,983) (11,633)  (6,421)  (112,139)  (466,209)
                             ---------  -------  -------  --------  -------  -------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (8,533)  24,501   (4,569)      474   (8,917)   8,471     43,707    111,991
                             =========  =======  =======  ========  =======  =======  =========  =========



                             -----------------------

                                OPPENHEIMER MAIN
                                     STREET
                                   FUND/VA --
                                 SERVICE SHARES
                             ----------------------

                             -----------------------
                                2011        2010
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (154,174)    (89,063)
 Net realized gain
   (loss) on investments....    378,867     537,992
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (496,139)  1,960,462
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (271,446)  2,409,391
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    248,298   1,683,922
 Death benefits.............     (6,205)         --
 Surrenders.................   (563,885)   (336,240)
 Administrative expense.....   (133,252)   (113,865)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (143,258)  5,312,379
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (598,302)  6,546,196
                             ----------  ----------
Increase (decrease) in
 net assets.................   (869,748)  8,955,587
Net assets at beginning
 of year.................... 17,253,650   8,298,063
                             ----------  ----------
Net assets at end of year... 16,383,902  17,253,650
                             ==========  ==========
Change in units (note 5):
 Units purchased............    224,080   2,377,089
 Units redeemed.............   (279,581) (1,629,537)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (55,501)    747,552
                             ==========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                  OPPENHEIMER
                                VARIABLE ACCOUNT
                               FUNDS (CONTINUED)                                PIMCO VARIABLE INSURANCE TRUST
                             ---------------------  --------------------------------------------------------------
                                OPPENHEIMER MAIN                                                  LONG-TERM
                                 STREET SMALL-          ALL ASSET          HIGH YIELD          U.S. GOVERNMENT
                                   & MID-CAP          PORTFOLIO --        PORTFOLIO --           PORTFOLIO --
                                 FUND(R)/VA --        ADVISOR CLASS   ADMINISTRATIVE CLASS   ADMINISTRATIVE CLASS
                                 SERVICE SHARES          SHARES              SHARES                 SHARES
                             ---------------------  ----------------  --------------------  ---------------------
                                                                        YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------
                                2011        2010      2011     2010      2011       2010       2011       2010
                             ----------  ---------  -------  -------  ---------  ---------  ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (102,259)   (66,160)  25,312   19,255    328,226    249,789     40,495      50,924
 Net realized gain
   (loss) on investments....    362,039    269,021    1,087    5,706     33,845    189,293     22,739     (84,329)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (497,063) 1,547,158  (24,246)  13,932   (253,081)    83,984    223,669     150,377
 Capital gain
   distribution.............         --         --       --       --         --         --      1,004          --
                             ----------  ---------  -------  -------  ---------  ---------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (237,283) 1,750,019    2,153   38,893    108,990    523,066    287,907     116,972
                             ----------  ---------  -------  -------  ---------  ---------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............    143,279    975,903    8,513  115,832    286,543  1,360,888     90,591     576,772
 Death benefits.............     (2,910)        --       --       --     (1,659)        --         --          --
 Surrenders.................   (287,586)  (102,560)  (2,656)  (2,895)  (214,782)  (123,106)   (22,422)    (25,923)
 Administrative expense.....    (69,799)   (37,305)  (2,628)  (2,061)   (42,553)   (28,799)    (7,074)     (6,434)
 Capital contribution
   (withdrawal).............         --         --       --       --         --         --         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (107,700) 5,260,584      (24)  53,048    133,250    892,501   (133,320) (2,545,289)
                             ----------  ---------  -------  -------  ---------  ---------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (324,716) 6,096,622    3,205  163,924    160,799  2,101,484    (72,225) (2,000,874)
                             ----------  ---------  -------  -------  ---------  ---------  ---------  ----------
Increase (decrease) in
 net assets.................   (561,999) 7,846,641    5,358  202,817    269,789  2,624,550    215,682  (1,883,902)
Net assets at beginning
 of year....................  9,322,104  1,475,463  378,032  175,215  5,750,052  3,125,502  1,098,569   2,982,471
                             ----------  ---------  -------  -------  ---------  ---------  ---------  ----------
Net assets at end of year... $8,760,105  9,322,104  383,390  378,032  6,019,841  5,750,052  1,314,251   1,098,569
                             ==========  =========  =======  =======  =========  =========  =========  ==========
Change in units (note 5):
 Units purchased............    182,777  1,209,463    6,636   31,102    181,978    559,122     65,570     130,431
 Units redeemed.............   (202,989)  (505,982)  (6,346) (16,632)  (169,541)  (387,335)   (67,998)   (293,827)
                             ----------  ---------  -------  -------  ---------  ---------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (20,212)   703,481      290   14,470     12,437    171,787     (2,428)   (163,396)
                             ==========  =========  =======  =======  =========  =========  =========  ==========



                             -----------------------

                                  LOW DURATION
                                  PORTFOLIO --
                              ADMINISTRATIVE CLASS
                                     SHARES
                             ----------------------

                             -----------------------
                                2011        2010
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     42,995      94,966
 Net realized gain
   (loss) on investments....     61,257     127,900
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (196,033)    478,412
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (91,781)    701,278
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............  1,250,115   3,952,566
 Death benefits.............     (6,966)         --
 Surrenders................. (1,652,826)   (568,576)
 Administrative expense.....   (180,000)   (140,417)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    601,616  (2,363,526)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...     11,939     880,047
                             ----------  ----------
Increase (decrease) in
 net assets.................    (79,842)  1,581,325
Net assets at beginning
 of year.................... 22,669,304  21,087,979
                             ----------  ----------
Net assets at end of year... 22,589,462  22,669,304
                             ==========  ==========
Change in units (note 5):
 Units purchased............    657,007   2,118,265
 Units redeemed.............   (655,068) (2,054,989)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      1,939      63,276
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                  PIMCO VARIABLE
                                 INSURANCE TRUST
                                   (CONTINUED)                       THE PRUDENTIAL SERIES FUND
                             -----------------------  -------------------------------------------------------


                                   TOTAL RETURN
                                   PORTFOLIO --        JENNISON 20/20       JENNISON       NATURAL RESOURCES
                               ADMINISTRATIVE CLASS    FOCUS PORTFOLIO    PORTFOLIO --        PORTFOLIO --
                                      SHARES          -- CLASS II SHARES CLASS II SHARES    CLASS II SHARES
                             -----------------------  ----------------   --------------  ---------------------


                                                              YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------
                                 2011        2010       2011      2010    2011    2010      2011        2010
                             -----------  ----------  -------   -------  ------  ------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   304,335     922,048   (4,713)   (4,622)   (550)   (430)    (75,349)   (46,115)
 Net realized gain
   (loss) on investments....       2,177     248,006    1,493    (2,887)    103       1     105,712     43,258
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (138,134)   (149,542) (17,013)   25,436    (380)  4,542  (1,141,600)   834,446
 Capital gain
   distribution.............     393,454      45,734       --        --      --      --          --         --
                             -----------  ----------  -------   -------  ------  ------  ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............     561,832   1,066,246  (20,233)   17,927    (827)  4,113  (1,111,237)   831,589
                             -----------  ----------  -------   -------  ------  ------  ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............   1,190,947   8,776,493    2,500    13,500      --  39,057     587,493  1,664,421
 Death benefits.............      (5,863)         --       --        --      --      --          --         --
 Surrenders.................    (801,570)   (501,955)  (1,205)   (1,336)     --      --     (60,182)   (31,093)
 Administrative expense.....    (192,371)   (132,742)  (1,405)   (1,344)   (310)     --     (19,393)   (13,526)
 Capital contribution
   (withdrawal).............          --          --       --        --      --      --          --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (251,306)  6,772,500      843   (35,085)  4,541       1      64,561   (288,620)
                             -----------  ----------  -------   -------  ------  ------  ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...     (60,163) 14,914,296      733   (24,265)  4,231  39,058     572,479  1,331,182
                             -----------  ----------  -------   -------  ------  ------  ----------  ---------
Increase (decrease) in
 net assets.................     501,669  15,980,542  (19,500)   (6,338)  3,404  43,171    (538,758) 2,162,771
Net assets at beginning
 of year....................  26,745,409  10,764,867  359,833   366,171  43,171      --   4,962,557  2,799,786
                             -----------  ----------  -------   -------  ------  ------  ----------  ---------
Net assets at end of year... $27,247,078  26,745,409  340,333   359,833  46,575  43,171   4,423,799  4,962,557
                             ===========  ==========  =======   =======  ======  ======  ==========  =========
Change in units (note 5):
 Units purchased............     483,112   2,311,004      897    43,043     370   3,726     105,699    313,591
 Units redeemed.............    (488,843) (1,142,108)    (798)  (45,450)    (26)     --     (66,690)  (221,765)
                             -----------  ----------  -------   -------  ------  ------  ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      (5,731)  1,168,896       99    (2,407)    344   3,726      39,009     91,826
                             ===========  ==========  =======   =======  ======  ======  ==========  =========

                             WELLS FARGO VARIABLE
                                    TRUST
                             -------------------
                                 WELLS FARGO
                                  ADVANTAGE
                                   VT OMEGA
                                    GROWTH
                                   FUND --
                                   CLASS 2
                             -------------------
                                     PERIOD FROM
                                      JULY 16 TO
                                     DECEMBER 31,
                             ------  ------------
                              2011       2010
                             ------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (304)       (69)
 Net realized gain
   (loss) on investments....    445        376
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (3,135)     2,700
 Capital gain
   distribution.............    221         --
                             ------     ------
    Increase (decrease)
     in net assets from
     operations............. (2,773)     3,007
                             ------     ------
From capital
 transactions (note 4):
 Net premiums...............     --         --
 Death benefits.............     --         --
 Surrenders.................     --         --
 Administrative expense.....   (190)       (64)
 Capital contribution
   (withdrawal).............     --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............ 21,671     10,679
                             ------     ------
    Increase (decrease)
     in net assets from
     capital transactions... 21,481     10,615
                             ------     ------
Increase (decrease) in
 net assets................. 18,708     13,622
Net assets at beginning
 of year.................... 13,622         --
                             ------     ------
Net assets at end of year... 32,330     13,622
                             ======     ======
Change in units (note 5):
 Units purchased............  1,833      2,407
 Units redeemed.............   (166)    (1,328)
                             ------     ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  1,667      1,079
                             ======     ======


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                         Notes to Financial Statements

                               December 31, 2011

(1)DESCRIPTION OF ENTITY

   Genworth Life & Annuity VA Separate Account 2 (the "Separate Account") is a separate investment account established on June 5, 2002 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. Nonetheless, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed the liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A Fund changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1 Fund.

   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico International Opportunities Fund, Variable Series -- Class B Fund changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2 Fund.

   On April 29, 2011, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares Fund changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small-& Mid-Cap Fund(R)/VA -- Service Shares Fund.

   Effective November 19, 2010, the Genworth Variable Insurance
Trust -- Genworth Columbia Mid Cap Value Fund --Service Shares changed its name to the Genworth Variable Insurance Trust -- Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares.

   On July 16, 2010, Evergreen Variable Annuity Trust -- Evergreen VT Omega Growth Fund -- Class 2 was liquidated and the cash was reinvested in Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011


   Effective June 1, 2010, as a result of the sale of the asset management business that advised the Van Kampen family of funds to Invesco Ltd., the assets and liabilities of The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares; and the assets and liabilities of the Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco Van Kampen V.I. Comstock Fund -- Series II shares.

   On April 30, 2010, both Genworth Variable Insurance Trust -- Genworth Thornburg International Value Fund -- Service Shares and Genworth Variable Insurance Trust -- Genworth Putnam International Capital Opportunities Fund -- Service Shares were liquidated and the cash was reinvested in Genworth Variable Insurance Trust--Genworth Enhanced International Index Fund -- Service Shares.

   The Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares effective April 30, 2010.

   As a result of an organizational change, effective April 2010, the name of AIM Variable Insurance Funds was changed to AIM Variable Insurance Funds (Invesco Variable Insurance Funds). In addition, references to the names of certain Portfolios of AIM Variable Insurance Funds were changed as follows:

   AIM V.I. Basic Value Fund -- Series II shares was changed to Invesco V.I. Basic Value Fund -- Series II shares;
   AIM V.I. Capital Appreciation Fund -- Series I shares was changed to Invesco V.I. Capital Appreciation Fund -- Series I shares;
   AIM V.I. Core Equity Fund -- Series I shares was changed to Invesco V.I. Core Equity Fund -- Series I shares; and
   AIM V.I. International Growth Fund -- Series II shares was changed to Invesco V.I. International Growth Fund -- Series II shares.

   As of December 31, 2011, the following Portfolios were available as investment options for contracts, but not shown on the financial statements due to not having had any activity from January 1, 2010 through December 31, 2011:

   AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares
   GE Investments Funds, Inc. -- Premier Growth Equity Fund -- Class 1 Shares Oppenheimer Variable Account Funds -- Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2010 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2011.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011


  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

   The investments of the Separate Account are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2011, and there were no transfers between level 1 and level 2 during 2011.

   Purchases and redemptions of investments are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in note 4(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. However, MyClearCourse(R), a variable annuity product, remains available for new sales. For those contracts no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed investment rate is 4%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011


  (F) SUBSEQUENT OF EVENTS

   On September 30, 2011, the Board of Trustees for the Genworth Variable Insurance Trust (the "Trust") voted to terminate operations and liquidate the Portfolios of the Trust subject to shareholder approval of a Plan of Substitution. Under the Plan of Substitution, shares of the Trust Portfolios held in GLAIC separate accounts would be liquidated and substituted for shares of other Portfolios available in GLAIC variable annuity contracts. In a vote held on January 12, 2012, shareholders (i.e., contract owners) voted to approve the Plan of Substitution. The transaction closed on January 27, 2012, at which time all GVIT Portfolio shares were liquidated and assets were transferred to various Portfolios available under GLAIC variable annuity contracts.

  (3) PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2011 were:

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. Basic
   Value Fund -- Series
   II shares.............. $       584 $       241
  Invesco V.I. Capital
   Appreciation Fund --
   Series I shares........      14,281         977
  Invesco V.I. Core
   Equity Fund -- Series
   I shares...............     252,629      72,242
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares.................     900,694     851,787
  Invesco Van Kampen
   V.I. Comstock Fund --
   Series II shares.......     252,507     172,633
  Invesco Van Kampen
   V.I. Equity and
   Income Fund -- Series
   II shares..............     346,977     287,568
AllianceBernstein
  Variable Products
  Series Fund, Inc.
  AllianceBernstein
   Balanced Wealth
   Strategy Portfolio --
   Class B................     106,888     190,245
  AllianceBernstein
   Global Thematic
   Growth Portfolio --
   Class B................      79,178       7,942
  AllianceBernstein
   Growth and Income
   Portfolio -- Class B...      15,928       9,412
  AllianceBernstein
   International Value
   Portfolio -- Class B...   2,063,813   1,190,590
  AllianceBernstein
   Large Cap Growth
   Portfolio -- Class B...      11,485      48,725
  AllianceBernstein
   Small Cap Growth
   Portfolio -- Class B...     356,629     403,773
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II...............   2,840,437   2,800,993
BlackRock Variable
  Series Funds, Inc.
  BlackRock Basic Value
   V.I. Fund -- Class
   III Shares.............     550,856     496,065
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares....  60,590,858  29,561,657
  BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares.......       5,260         375
  BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares.................      35,342      56,602
Columbia Funds Variable
  Insurance Trust I
  Columbia Variable
   Portfolio -- Marsico
   Growth Fund -- Class 1.     742,710     675,448
  Columbia Variable
   Portfolio -- Marsico
   International
   Opportunities Fund --
   Class 2................   1,121,627     860,486
Eaton Vance Variable
  Trust
  VT Floating-Rate
   Income Fund............   1,350,374   1,031,231
Federated Insurance
  Series
  Federated High Income
   Bond Fund II --
   Service Shares.........      85,525      34,560
  Federated Kaufmann
   Fund II -- Service
   Shares.................   1,149,544     881,469
Fidelity(R) Variable
  Insurance Products Fund
  VIP Balanced Portfolio
   -- Service Class 2.....     920,918   1,152,612
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................     342,496     371,963
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2................     117,702     126,581

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
  VIP Equity-Income
   Portfolio -- Service
   Class 2................ $    61,968 $    20,405
  VIP Growth & Income
   Portfolio -- Service
   Class 2................      12,952       8,379
  VIP Growth Portfolio
   -- Service Class 2.....      18,804       2,441
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........     266,231     308,166
  VIP Mid Cap Portfolio
   -- Service Class 2.....   1,023,135     943,347
  VIP Value Strategies
   Portfolio -- Service
   Class 2................      11,997       2,792
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Income
   Securities Fund --
   Class 2 Shares.........   2,026,297   3,778,114
  Franklin Templeton VIP
   Founding Funds
   Allocation Fund --
   Class 2 Shares.........     390,242     922,498
  Mutual Shares
   Securities Fund --
   Class 2 Shares.........   1,160,200   1,238,730
  Templeton Growth
   Securities Fund --
   Class 2 Shares.........      73,916     117,076
GE Investments Funds,
  Inc.
  Core Value Equity Fund
   -- Class 1 Shares......       4,812       4,812
  Income Fund -- Class 1
   Shares.................      12,613      13,758
  Mid-Cap Equity Fund --
   Class 1 Shares.........      85,782      13,109
  Money Market Fund.......  29,256,508  50,101,414
  Real Estate Securities
   Fund -- Class 1 Shares.     674,382     896,091
  S&P 500(R) Index Fund...       8,682     595,370
  Small-Cap Equity Fund
   -- Class 1 Shares......     136,807     256,478
  Total Return Fund --
   Class 3 Shares.........  57,058,384  36,217,845
  U.S. Equity Fund --
   Class 1 Shares.........       9,128      10,363
Genworth Variable
  Insurance Trust
  Genworth 40/60 Index
   Allocation Fund --
   Service Shares.........  15,368,950  10,354,204
  Genworth 60/40 Index
   Allocation Fund --
   Service Shares.........  15,397,599   6,850,213
  Genworth Calamos
   Growth Fund --
   Service Shares.........   1,157,725     856,570
  Genworth Davis NY
   Venture Fund --
   Service Shares.........   1,558,274   1,468,661
  Genworth Eaton Vance
   Large Cap Value Fund
   -- Service Shares......   1,008,680     893,646
  Genworth Enhanced
   International Index
   Fund -- Service Shares.     211,447     259,661
  Genworth Goldman Sachs
   Enhanced Core Bond
   Index Fund -- Service
   Shares.................   3,225,856   4,064,854
  Genworth Growth
   Allocation Fund --
   Service Shares.........  25,213,673  11,023,173
  Genworth Legg Mason
   ClearBridge
   Aggressive Growth
   Fund -- Service Shares.   1,313,139   1,311,643
  Genworth Moderate
   Allocation Fund --
   Service Shares.........  15,380,106   5,113,298
  Genworth PIMCO
   StocksPLUS Fund --
   Service Shares.........   3,799,268   3,496,576
  Genworth PYRAMIS(R)
   Small/Mid Cap Core
   Fund -- Service Shares.   2,346,977   1,370,215
Janus Aspen Series
  Balanced Portfolio --
   Service Shares.........     809,549     748,443
  Forty Portfolio --
   Service Shares.........     997,346   1,199,383
Legg Mason Partners
  Variable Equity Trust
  Legg Mason ClearBridge
   Variable Aggressive
   Growth Portfolio --
   Class II...............         529       2,127
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class II..         579       2,131
  Legg Mason ClearBridge
   Variable Fundamental
   All Cap Value
   Portfolio -- Class I...         505       3,837
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors
   Growth Stock Series
   -- Service Class
   Shares.................       9,673         109
  MFS(R) Investors Trust
   Series -- Service
   Class Shares...........         134          69
  MFS(R) Total Return
   Series -- Service
   Class Shares...........     570,456     688,480
  MFS(R) Utilities
   Series -- Service
   Class Shares...........     207,615     327,551

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011

                           COST OF    PROCEEDS
                            SHARES      FROM
FUND/PORTFOLIO             ACQUIRED  SHARES SOLD
--------------            ---------- -----------
Oppenheimer Variable
  Account Funds
  Oppenheimer Balanced
   Fund/VA -- Service
   Shares................ $   32,795 $   66,952
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares.....     27,833    118,390
  Oppenheimer Global
   Securities Fund/VA --
   Service Shares........  1,766,709  1,356,410
  Oppenheimer Main
   Street Fund/VA --
   Service Shares........  2,330,613  3,077,267
  Oppenheimer Main
   Street Small- &
   Mid-Cap Fund(R)/VA --
   Service Shares........  1,871,602  2,299,934
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares..    124,305     86,289
  High Yield Portfolio
   -- Administrative
   Class Shares..........  2,829,556  2,337,107
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares..........    929,631    958,697
  Low Duration Portfolio
   -- Administrative
   Class Shares..........  8,153,844  8,091,110
  Total Return Portfolio
   -- Administrative
   Class Shares..........  7,422,759  6,782,287
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares................     10,635     14,615
  Jennison Portfolio --
   Class II Shares.......      4,542        860
  Natural Resources
   Portfolio -- Class II
   Shares................  1,569,845  1,076,200
Wells Fargo Variable
  Trust
  Wells Fargo Advantage
   VT Omega Growth Fund
   -- Class 2............     23,840      2,441

(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011


 MORTALITY AND EXPENSE RISK CHARGE      1.00% -- 2.45% of the daily value of
 (INCLUDING BENEFIT RIDERS)             the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.00% -- 0.25% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $25 per contract year.
 This charge is assessed through a
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLAIC.

  (C) CAPITALIZATION

   Affiliates of the Separate Account have capitalized certain portfolios of Genworth Variable Insurance Trust. The capitalized portfolios of Genworth Variable Insurance Trust were entirely liquidated in 2010.

  (D) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (E) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulation Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLAIC. CBC also serves as distributor and principal underwriter for the Genworth Variable Insurance Trust. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

  (F) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Variable Insurance Trust (the "Trust") is an open-end diversified management investment company. Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM served as investment adviser to the Trust. As compensation for its services, GFWM is paid an investment advisory fee by the Trust based on the average daily net assets at an effective annual rate for the following series as follows:
0.10% for the Genworth 40/60 Index Allocation Fund -- Service Shares, 0.10% for the Genworth 60/40 Index Allocation Fund -- Service Shares, 0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.50% for the Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.08% for the Genworth Enhanced International Index Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.05% for the Genworth Growth Allocation Fund Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.05% for the Genworth Moderate Allocation Fund - Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares and 0.60% for the Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares. As discussed in note (2)(f), "Subsequent Events," the Trust liquidated its portfolio shares on January 27, 2012 and has ceased operations.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011


(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2011 and 2010 are reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2011, 2010, 2009, 2008, and 2007 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2011 and were available to contract owners during 2011.

                                       EXPENSE AS A                          NET   INVESTMENT
                                       % OF AVERAGE                         ASSETS   INCOME
                                      NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ------- -------------- ------ ---------- --------------------
AIM Variable Insurance Funds
  (Invesco Variable Insurance Funds)
 Invesco V.I. Basic Value Fund --
   Series II shares
   2011.............................. 1.15% to 1.15%   1,958  7.96 to  7.96    16    0.63%     (4.50)% to  (4.50)%
   2010.............................. 1.15% to 1.15%   1,909  8.34 to  8.34    16    0.34%       5.72% to    5.72%
   2009.............................. 1.15% to 1.15%   2,323  7.89 to  7.89    18    1.29%      46.04% to   46.04%
   2008.............................. 1.15% to 1.15%   2,027  5.40 to  5.40    11    2.36%    (52.46)% to (52.46)%
   2007.............................. 1.15% to 1.15%   1,754 11.36 to 11.36    20    0.53%       0.19% to    0.19%
 Invesco V.I. Capital Appreciation
   Fund -- Series I shares
   2011.............................. 1.15% to 1.15%   6,174  8.47 to  8.47    52    0.16%     (8.97)% to  (8.97)%
   2010.............................. 1.15% to 1.15%   4,749  9.30 to  9.30    44    0.76%      14.16% to   14.16%
 Invesco V.I. Core Equity Fund --
   Series I shares
   2011.............................. 1.15% to 1.95%  69,891 11.31 to 12.31   813    0.98%     (1.21)% to  (2.01)%
   2010.............................. 1.15% to 1.95%  53,513 11.44 to 12.56   637    0.92%        8.30% to   7.42%
   2009.............................. 1.65% to 1.95%  11,535 10.38 to 11.70   120    1.80%      26.18% to   31.14%
   2008.............................. 1.35% to 1.65%  12,420  6.68 to  8.23   102    2.67%    (31.09)% to (31.30)%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2011.............................. 1.15% to 2.70% 384,940 11.16 to  7.78 4,121    1.17%     (8.06)% to  (9.50)%
   2010.............................. 1.15% to 2.70% 376,742 12.14 to  8.59 4,404    1.94%      11.31% to    9.57%
   2009.............................. 1.15% to 2.70% 381,264 10.90 to  7.84 3,959    1.69%      33.36% to   31.27%
   2008.............................. 1.15% to 2.70% 238,137  8.18 to  5.98 1,801    0.47%    (41.22)% to (42.14)%
   2007.............................. 1.15% to 2.70% 228,655 13.91 to 10.33 2,863    0.55%      13.09% to    4.91%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011

                                      EXPENSE AS A                          NET   INVESTMENT
                                      % OF AVERAGE                         ASSETS   INCOME
                                     NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- ------- -------------- ------ ---------- --------------------
 Invesco Van Kampen V.I. Comstock
   Fund -- Series II shares
   2011............................. 1.15% to 1.90%  82,215  9.68 to  9.28   812    1.23%     (3.23)% to  (3.96)%
   2010............................. 1.15% to 1.90%  72,569 10.00 to  9.66   757    0.10%      14.37% to   13.50%
   2009............................. 1.15% to 2.40%  36,519  8.75 to  7.17   316    4.49%      26.93% to   25.33%
   2008............................. 1.15% to 2.40%  18,299  6.89 to  5.72   124    2.65%    (36.54)% to (37.35)%
   2007............................. 1.15% to 2.70% 195,077 10.86 to  9.11 1,971    0.35%     (3.47)% to (13.01)%
 Invesco Van Kampen V.I. Equity and
   Income Fund -- Series II shares
   2011............................. 1.15% to 2.40% 201,493  9.78 to  9.21 1,913    1.70%     (2.43)% to  (3.66)%
   2010............................. 1.15% to 2.40% 196,002 10.02 to  9.56 1,915    1.89%      10.74% to    9.34%
   2009............................. 1.15% to 2.40% 186,798  9.05 to  8.75 1,660    2.86%      21.08% to   19.55%
   2008............................. 1.15% to 2.40%  15,743  7.47 to  7.32   116    2.93%    (23.57)% to (24.54)%
   2007............................. 1.15% to 2.40%  15,161  9.78 to  9.69   147    0.52%     (3.30)% to  (4.52)%
AllianceBernstein Variable Products
  Series Fund, Inc.
 AllianceBernstein Balanced Wealth
   Strategy Portfolio -- Class B
   2011............................. 1.15% to 2.40% 247,936  9.05 to  8.44 2,201    2.25%     (4.17)% to  (5.38)%
   2010............................. 1.15% to 2.40% 259,071  9.44 to  8.92 2,409    2.47%       9.03% to    7.65%
   2009............................. 1.15% to 2.40% 239,572  8.66 to  8.29 2,049    0.87%      23.02% to   21.46%
   2008............................. 1.15% to 2.40% 183,436  7.04 to  6.82 1,277    3.02%    (31.01)% to (31.88)%
   2007............................. 1.15% to 2.40%  83,029 10.20 to 10.01   843    0.00%       6.19% to    0.44%
 AllianceBernstein Global Thematic
   Growth Portfolio -- Class B
   2011............................. 1.15% to 1.85%  11,338  9.48 to  9.11   106    0.29%    (24.29)% to (24.83)%
   2010............................. 1.15% to 1.85%   4,806 12.52 to 12.12    60    1.56%      17.22% to   16.39%
   2009............................. 1.15% to 1.85%   3,612 10.68 to 10.41    38    0.00%      51.38% to   50.31%
   2008............................. 1.85% to 1.85%     605  6.93 to  6.93     4    0.00%    (48.44)% to (48.44)%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2011............................. 1.15% to 1.35%   5,190  9.84 to  9.73    51    1.08%       4.85% to    4.64%
   2010............................. 1.15% to 1.35%   4,502  9.38 to  9.30    42    0.00%      11.50% to   11.28%
   2009............................. 1.15% to 1.15%   6,709  8.42 to  8.42    56    3.35%      18.97% to   18.97%
   2008............................. 1.15% to 1.15%   3,114  7.07 to  5.70    22    3.98%    (41.38)% to (41.38)%
   2007............................. 1.15% to 1.15%   2,323 12.07 to 12.07    28    0.69%       3.65% to    3.65%
 AllianceBernstein International
   Value Portfolio -- Class B
   2011............................. 1.15% to 2.70% 943,362  6.48 to  4.64 5,950    4.09%    (20.36)% to (21.61)%
   2010............................. 1.15% to 2.70% 831,429  8.14 to  5.92 6,601    3.24%       3.10% to    1.49%
   2009............................. 1.15% to 2.70% 647,852  7.90 to  5.83 5,014    1.40%      32.81% to   30.73%
   2008............................. 1.15% to 2.70% 458,089  5.95 to  4.46 2,543    2.06%    (53.82)% to (54.55)%
   2007............................. 1.15% to 2.70% 543,187 12.88 to  9.82 6,325    1.44%       4.38% to  (2.74)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2011.......................... 1.15% to 1.15%     11,304 10.17 to 10.17     115   0.08%     (4.86)% to  (4.86)%
   2010.......................... 1.15% to 1.15%     15,287 10.69 to 10.69     163   0.27%       8.57% to    8.57%
   2009.......................... 1.15% to 1.15%     16,149  9.84 to  9.84     159   0.00%      35.53% to   35.53%
   2008.......................... 1.15% to 1.15%     16,201  7.26 to  7.26     118   0.00%    (40.52)% to (40.52)%
   2007.......................... 1.15% to 1.15%     10,348 12.21 to 12.21     126   0.00%      12.30% to   12.30%
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2011.......................... 1.15% to 1.90%     86,417 12.81 to 12.29   1,154   0.00%       3.01% to    2.23%
   2010.......................... 1.15% to 1.90%     87,914 12.44 to 12.02   1,147   0.00%      35.02% to   34.00%
   2009.......................... 1.15% to 1.90%      7,996  9.21 to  8.97      75   0.00%      39.66% to   33.42%
   2008.......................... 1.35% to 1.35%        145  6.56 to  6.56       1   0.00%    (46.36)% to (46.36)%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2011.......................... 1.15% to 2.70%    688,373 13.45 to 11.25   8,856   4.03%      10.46% to    8.74%
   2010.......................... 1.15% to 2.70%    708,282 12.18 to 10.34   8,286   1.64%       3.89% to    2.26%
   2009.......................... 1.15% to 2.70%    856,164 11.72 to 10.11   9,638   1.82%       8.97% to    7.26%
   2008.......................... 1.15% to 2.70%    397,290 10.75 to  9.43   4,114   0.28%     (2.74)% to  (8.42)%
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2011.......................... 1.15% to 1.95%     93,519 10.15 to 12.71     988   1.58%     (3.90)% to  (4.67)%
   2010.......................... 1.15% to 1.95%     88,571 10.56 to 13.33     985   1.98%      11.22% to   10.32%
   2009.......................... 1.15% to 1.95%     29,385  9.50 to 12.08     300   1.81%      29.36% to   38.72%
   2008.......................... 1.15% to 1.65%     18,398   7.34 to 7.25     135   2.12%    (37.64)% to (37.95)%
   2007.......................... 1.15% to 1.15%     15,320 11.77 to 11.77     180   1.86%       0.36% to    0.36%
 BlackRock Global Allocation
   V.I. Fund -- Class III Shares
   2011.......................... 1.15% to 2.70% 18,901,970 12.61 to 10.05 214,354   2.27%     (4.75)% to  (6.24)%
   2010.......................... 1.15% to 2.70% 16,925,748 13.24 to 10.72 202,688   1.85%       8.50% to    6.80%
   2009.......................... 1.15% to 2.70%  5,636,623 12.20 to 10.04  62,536   2.20%      19.53% to   17.65%
   2008.......................... 1.15% to 2.70%  3,596,876 10.21 to  8.53  33,457   2.68%    (20.60)% to (21.84)%
   2007.......................... 1.15% to 2.70%  1,913,950 12.86 to 10.91  21,745   7.83%      15.44% to   13.92%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III Shares
   2011.......................... 1.15% to 1.35%      2,918  9.78 to  9.67      28   0.69%       1.15% to    0.95%
   2010.......................... 1.35% to 1.35%      2,441  9.58 to  9.58      23   0.45%      13.55% to   13.55%
   2009.......................... 1.35% to 1.35%      2,441  8.44 to  8.44      21   0.36%      24.92% to   24.92%
   2008.......................... 1.35% to 1.35%      2,441  6.76 to  6.76      16   0.24%    (41.69)% to (41.69)%
   2007.......................... 1.35% to 1.35%      2,441 11.59 to 11.59      28   0.06%       6.60% to    6.60%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011

                                      EXPENSE AS A                          NET   INVESTMENT
                                      % OF AVERAGE                         ASSETS   INCOME
                                     NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- ------- -------------- ------ ---------- --------------------
 BlackRock Value Opportunities V.I.
   Fund -- Class III Shares
   2011............................. 1.15% to 1.85%  11,027  9.74 to  9.36   107     0.21%    (3.73)% to  (4.41)%
   2010............................. 1.15% to 1.85%  13,410 10.12 to  9.80   135     0.46%     26.84% to   25.94%
   2009............................. 1.15% to 1.85%  16,939  7.98 to  7.78   135     0.88%     26.59% to   25.69%
   2008............................. 1.15% to 1.85%   5,696  6.30 to  6.19    36    25.68%   (40.90)% to (41.32)%
Columbia Funds Variable Insurance
  Trust I
 Columbia Variable Portfolio --
   Marsico Growth Fund -- Class 1
   2011............................. 1.15% to 1.95% 126,958 10.95 to 13.13 1,447     0.34%    (3.76)% to  (4.53)%
   2010............................. 1.15% to 1.95% 118,791 11.38 to 13.75 1,418     0.12%     20.15% to   19.18%
   2009............................. 1.15% to 1.95%  52,966  9.47 to 11.54   523     0.70%     25.21% to   28.07%
   2008............................. 1.15% to 1.65%  28,294  7.56 to  7.47   213     0.23%   (40.15)% to (40.45)%
   2007............................. 1.15% to 1.15%  12,727 12.63 to 12.63   161     0.09%     16.12% to   16.12%
 Columbia Variable Portfolio --
   Marsico International
   Opportunities Fund -- Class 2
   2011............................. 1.15% to 2.70% 398,673  9.19 to  6.85 3,534     0.80%   (17.15)% to (18.45)%
   2010............................. 1.15% to 2.70% 367,286 11.09 to  8.40 3,938     0.72%     12.42% to   10.66%
   2009............................. 1.15% to 2.70% 303,930  9.86 to  7.59 2,905     1.79%     36.36% to   34.22%
   2008............................. 1.15% to 2.70% 201,048  7.23 to  5.65 1,377    11.35%   (49.08)% to (49.88)%
   2007............................. 1.15% to 2.70% 223,998 14.20 to 11.28 2,941     1.32%     18.23% to   19.62%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2011............................. 1.15% to 1.95% 225,695 11.58 to 11.96 2,597     4.21%      1.37% to    0.55%
   2010............................. 1.15% to 1.95% 205,459 11.43 to 11.90 2,331     4.13%      7.87% to    6.99%
   2009............................. 1.15% to 2.70% 312,907 10.59 to  9.71 3,283     4.48%     42.65% to   40.42%
   2008............................. 1.15% to 2.70% 161,494  7.43 to  6.92 1,175     5.59%   (27.98)% to (29.10)%
   2007............................. 1.15% to 2.70% 155,091 10.31 to  9.76 1,560     3.18%      0.39% to  (3.61)%
Federated Insurance Series
 Federated High Income Bond
   Fund II -- Service Shares
   2011............................. 1.15% to 1.65%  20,328 14.14 to 13.75   287     8.16%      3.72% to    3.20%
   2010............................. 1.15% to 1.35%  18,146 13.63 to 13.51   247     6.25%     13.07% to   12.84%
   2009............................. 1.15% to 1.35%   6,507 12.06 to 11.97    78     0.00%     50.72% to   50.42%
 Federated Kaufmann Fund II --
   Service Shares
   2011............................. 1.15% to 2.70% 472,962  9.89 to  7.53 4,633     0.85%   (14.48)% to (15.82)%
   2010............................. 1.15% to 2.70% 439,502 11.57 to  8.94 5,052     0.00%     16.39% to   14.57%
   2009............................. 1.15% to 2.70% 226,286  9.94 to  7.81 2,224     0.00%     27.62% to   25.62%
   2008............................. 1.15% to 2.70% 138,780  7.79 to  6.21 1,012     0.06%   (42.58)% to (50.87)%
   2007............................. 1.15% to 1.15%   1,044 13.56 to 13.56    14     0.00%     19.23% to   19.23%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011

                                          EXPENSE AS A                          NET   INVESTMENT
                                          % OF AVERAGE                         ASSETS   INCOME
                                         NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                         -------------- ------- -------------- ------ ---------- --------------------
Fidelity(R) Variable Insurance Products
  Fund
 VIP Balanced Portfolio -- Service
   Class 2
   2011................................. 1.15% to 2.40% 273,542  11.61 to 9.42 2,985    1.63%     (4.93)% to  (6.13)%
   2010................................. 1.15% to 2.40% 293,848 12.21 to 10.03 3,393    2.35%      16.40% to   14.93%
   2009................................. 1.15% to 2.40% 243,178  10.49 to 8.73 2,462    2.14%      36.73% to   35.00%
   2008................................. 1.15% to 2.40% 235,513   7.67 to 6.46 1,724    2.89%    (34.91)% to (35.73)%
   2007................................. 1.15% to 2.40% 172,750 11.79 to 10.06 1,938    3.53%       7.46% to    0.86%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2011................................. 1.15% to 1.85% 239,691 10.72 to 10.31 2,551    0.79%     (3.90)% to  (4.58)%
   2010................................. 1.15% to 1.85% 240,618 11.16 to 10.81 2,668    1.15%      15.58% to   14.77%
   2009................................. 1.15% to 2.40% 165,915   9.65 to 8.12 1,589    1.43%      33.91% to   32.22%
   2008................................. 1.15% to 2.40% 109,812   7.21 to 6.14   785    0.41%    (43.35)% to (44.07)%
   2007................................. 1.15% to 2.70% 245,619 12.73 to 10.96 2,994    8.89%      15.94% to   14.58%
 VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2
   2011................................. 1.15% to 1.65%  19,107  10.10 to 9.83   188    0.00%     (3.88)% to  (4.37)%
   2010................................. 1.65% to 1.65%  19,153 10.27 to 10.27   197    0.22%      16.04% to   16.04%
   2009................................. 1.65% to 1.65%  22,125   8.85 to 8.85   196    0.02%      33.55% to   33.55%
 VIP Equity-Income Portfolio --
   Service Class 2
   2011................................. 1.15% to 1.65%  22,738   9.52 to 9.25   214    2.60%     (0.50)% to  (1.00)%
   2010................................. 1.15% to 1.65%  18,818   9.56 to 9.35   179    1.55%      13.60% to   13.02%
   2009................................. 1.15% to 2.40%  22,525   8.42 to 6.64   188    2.74%      28.39% to   26.77%
   2008................................. 1.15% to 2.40%  16,339   6.56 to 5.24   106    0.25%    (43.47)% to (44.19)%
   2007................................. 1.15% to 2.70% 158,727  11.60 to 9.37 1,695    3.44%       0.09% to  (9.28)%
 VIP Growth & Income Portfolio --
   Service Class 2
   2011................................. 1.15% to 1.35%   6,031 10.16 to 10.05    61    1.60%       0.20% to  (0.01)%
   2010................................. 1.15% to 1.15%   5,619 10.14 to 10.14    57    0.41%      13.23% to   13.23%
   2009................................. 1.15% to 1.15%   5,141   8.96 to 8.96    46    1.08%      25.55% to   25.55%
 VIP Growth Portfolio -- Service
   Class 2
   2011................................. 1.15% to 1.65%   9,083 10.76 to 10.47    97    0.44%     (1.18)% to  (1.68)%
   2010................................. 1.15% to 1.65%   7,608 10.89 to 10.65    83    0.38%      22.44% to   21.82%
   2009................................. 1.15% to 1.65%   7,712  8.90 to  8.74    68    0.30%      26.49% to   25.85%
   2008................................. 1.15% to 1.65%   7,726  7.03 to  6.94    54    0.53%    (47.92)% to (48.18)%
   2007................................. 1.15% to 1.15%  17,989 13.50 to 13.50   243    0.10%      25.20% to   25.20%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2011................................. 1.15% to 1.85%  53,478 12.41 to 12.01   660    3.93%       5.81% to    5.06%
   2010................................. 1.15% to 1.85%  59,451 11.73 to 11.43   694    3.45%       6.31% to    5.56%
   2009................................. 1.15% to 2.40%  67,752 11.04 to 10.67   742    7.61%      14.14% to   12.70%
   2008................................. 1.15% to 2.40%  14,092  9.67 to  9.47   136    3.89%     (4.57)% to  (5.78)%
   2007................................. 1.15% to 2.70% 155,966 10.13 to 10.03 1,572    0.06%       1.94% to    0.40%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 VIP Mid Cap Portfolio -- Service
   Class 2
   2011............................ 1.15% to 1.95%   218,665 11.51 to 12.92  2,499    0.19%   (11.88)% to (12.59)%
   2010............................ 1.15% to 1.95%   209,463 13.06 to 14.78  2,739    0.49%     27.09% to   26.07%
   2009............................ 1.15% to 2.40%    69,626 10.27 to  8.49    713    1.41%     38.15% to   36.40%
   2008............................ 1.15% to 2.40%    16,805  7.44 to  6.22    124    4.27%   (40.30)% to (41.06)%
   2007............................ 1.15% to 2.70%    81,675 12.46 to 10.54    961    0.44%     14.00% to    8.08%
 VIP Value Strategies Portfolio --
   Service Class 2
   2011............................ 1.15% to 1.15%    14,544  9.96 to  9.96    145    0.76%   (10.08)% to (10.08)%
   2010............................ 1.15% to 1.15%    13,681 11.07 to 11.07    152    0.26%     24.89% to   24.89%
   2009............................ 1.15% to 1.15%    16,949  8.87 to  8.87    150    0.42%     55.35% to   55.35%
   2008............................ 1.15% to 1.15%     5,251  5.71 to  5.71     30   15.93%   (51.85)% to (51.85)%
   2007............................ 1.15% to 1.15%     5,262 11.85 to 11.85     62    0.15%      4.22% to    4.22%
 Franklin Templeton Variable
   Insurance Products Trust
   Franklin Income Securities
     Fund -- Class 2 Shares
   2011............................ 1.15% to 2.70% 1,699,307 12.12 to  9.49 19,250    5.74%      1.21% to  (0.37)%
   2010............................ 1.15% to 2.70% 1,928,487 11.97 to  9.52 21,662    6.67%     11.38% to    9.63%
   2009............................ 1.15% to 2.70% 2,104,428 10.75 to  8.68 21,371    8.17%     34.04% to   31.94%
   2008............................ 1.15% to 2.70% 2,464,154  8.02 to  6.58 18,771    6.17%   (30.47)% to (31.56)%
   2007............................ 1.15% to 2.70% 1,680,403 11.54 to  9.62 18,227    2.79%      2.56% to  (5.65)%
 Franklin Templeton VIP Founding
   Funds Allocation Fund --
   Class 2 Shares
   2011............................ 1.15% to 2.70%   793,676  8.60 to  8.00  6,618    0.02%    (2.67)% to  (4.20)%
   2010............................ 1.15% to 2.70%   839,663  8.83 to  8.35  7,238    2.07%      8.99% to    7.28%
   2009............................ 1.15% to 2.70%   922,700  8.10 to  7.78  7,353    2.56%     28.75% to   26.74%
   2008............................ 1.15% to 2.70% 1,048,918  6.29 to  6.14  6,534    2.50%   (36.61)% to (37.60)%
   2007............................ 1.15% to 2.70%   664,282  9.93 to  9.84  6,559    0.00%    (2.17)% to  (4.89)%
 Mutual Shares Securities Fund --
   Class 2 Shares
   2011............................ 1.15% to 2.70%   692,699  9.70 to  7.47  6,660    2.40%    (2.18)% to  (3.71)%
   2010............................ 1.15% to 2.70%   709,220  9.92 to  7.76  6,968    1.51%      9.92% to    8.19%
   2009............................ 1.15% to 2.70%   737,126  9.02 to  7.17  6,546    1.82%     24.60% to   22.65%
   2008............................ 1.15% to 2.70%   455,240  7.24 to  5.85  3,135    1.59%   (37.83)% to (38.81)%
   2007............................ 1.15% to 2.00%    87,552 11.65 to 11.49  1,016    1.96%      2.28% to    1.40%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2011............................ 1.15% to 1.65%    64,522  8.51 to  8.28    547    1.37%    (8.04)% to  (8.51)%
   2010............................ 1.15% to 1.65%    68,850  9.26 to  9.05    635    1.48%      6.16% to    5.62%
   2009............................ 1.15% to 1.65%    48,606  8.72 to  8.57    423    3.46%     29.60% to   28.94%
   2008............................ 1.15% to 1.65%    33,141  6.73 to  5.47    222    2.05%   (42.99)% to (43.28)%
   2007............................ 1.15% to 1.65%    29,630 11.80 to  9.64    349    1.82%      1.16% to  (5.27)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 GE Investments Funds, Inc.
   Income Fund -- Class 1
     Shares
   2011......................... 1.35% to 1.75%     12,823 12.05 to 11.78     154    4.19%      5.76% to    5.33%
   2010......................... 1.35% to 1.75%     13,325 11.40 to 11.19     151    3.35%      6.11% to    5.68%
   2009......................... 1.15% to 1.75%     14,110 10.82 to 10.59     151    4.31%      6.64% to    6.00%
   2008......................... 1.15% to 2.00%     15,411 10.14 to  9.92     155    5.50%    (6.21)% to  (7.01)%
   2007......................... 1.15% to 2.00%     12,271 10.81 to 10.67     132    1.66%      3.62% to    2.72%
 Mid-Cap Equity Fund --
   Class 1 Shares
   2011......................... 1.15% to 2.15%     12,541 11.70 to  9.55     142    0.12%    (9.40)% to (10.31)%
   2010......................... 1.15% to 2.15%      7,372 12.91 to 10.64      93    0.34%     24.73% to   23.47%
   2009......................... 1.15% to 2.40%      9,190 10.35 to  8.56      93    0.24%     39.82% to   38.05%
   2008......................... 1.15% to 2.40%     10,659  7.40 to  6.20      78    0.06%   (38.54)% to (39.31)%
   2007......................... 1.15% to 2.70%     71,762 12.04 to 10.20     808    3.73%     11.28% to    2.97%
 Money Market Fund
   2011......................... 1.15% to 2.40%    720,735 10.35 to  9.45   7,191    0.00%    (1.15)% to  (2.39)%
   2010......................... 1.15% to 2.10%  2,845,083 10.47 to 10.03  28,046    0.00%    (1.15)% to  (2.10)%
   2009......................... 1.15% to 2.40%  1,467,836 10.59 to  9.92  14,834    0.17%    (0.88)% to  (2.13)%
   2008......................... 1.15% to 2.10%    701,120 10.69 to 10.43   7,301    1.53%      1.06% to    0.10%
   2007......................... 1.15% to 2.00%    276,847 10.58 to 10.44   2,909    2.13%      3.71% to    2.81%
 Real Estate Securities Fund --
   Class 1 Shares
   2011......................... 1.15% to 2.70%    212,393 12.13 to  9.95   2,706    1.27%      8.59% to    6.90%
   2010......................... 1.15% to 2.70%    230,400 11.17 to  9.30   2,691    2.36%     27.46% to   25.47%
   2009......................... 1.15% to 2.70%    179,540  8.76 to  7.42   1,609    6.67%     34.21% to   32.10%
   2008......................... 1.15% to 2.70%    119,904  6.53 to  5.61     758   10.13%   (36.77)% to (57.80)%
   2007......................... 1.15% to 1.35%     15,847 10.33 to 10.29     164    9.60%   (15.84)% to (16.02)%
 S&P 500(R) Index Fund
   2011......................... 1.15% to 2.15%     43,291 10.40 to  8.33     438    0.99%      0.54% to  (0.48)%
   2010......................... 1.15% to 2.15%    101,751 10.34 to  8.37   1,040    1.79%     13.52% to   12.37%
   2009......................... 1.15% to 2.40%    112,354  9.11 to  7.40   1,014    2.70%     24.85% to   23.27%
   2008......................... 1.15% to 2.40%     66,627  7.30 to  6.00     480    0.97%   (38.13)% to (38.91)%
   2007......................... 1.15% to 2.70%    173,698 11.80 to  9.81   1,950    2.76%      3.96% to  (2.86)%
 Small-Cap Equity Fund --
   Class 1 Shares
   2011......................... 1.15% to 1.35%      6,091 11.62 to 11.49      71    0.00%      1.95% to    1.74%
   2010......................... 1.15% to 1.35%     16,446 11.40 to 11.29     187    0.18%     26.01% to   25.75%
   2009......................... 1.15% to 1.35%     16,086  9.04 to  8.98     145    0.00%     29.38% to   29.12%
   2008......................... 1.15% to 1.35%     12,369  6.99 to  5.92      86    0.51%   (38.31)% to (38.44)%
   2007......................... 1.15% to 1.35%     11,851 11.33 to 11.30     134    4.02%      1.21% to    1.00%
 Total Return Fund -- Class 3
   Shares
   2011......................... 1.00% to 2.70% 22,167,355 10.44 to  8.42 225,119    1.54%    (4.07)% to  (5.71)%
   2010......................... 1.00% to 2.70% 20,313,294 10.88 to  8.93 215,774    1.86%      8.27% to    6.41%
   2009......................... 1.00% to 2.70%  7,763,389 10.05 to  8.39  74,458    1.69%     19.36% to   17.31%
   2008......................... 1.15% to 2.70%  6,026,413  8.65 to  7.16  47,859    2.24%   (30.18)% to (31.28)%
   2007......................... 1.15% to 2.70%  4,204,581 12.39 to 10.41  46,966    4.26%     10.27% to    6.20%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 U.S. Equity Fund -- Class 1
   Shares
   2011........................... 1.15% to 1.35%     8,352 10.42 to 10.30     87   0.78%     (4.02)% to  (4.22)%
   2010........................... 1.15% to 1.35%     8,402 10.86 to 10.76     91   1.38%       9.00% to    8.78%
   2009........................... 1.15% to 1.35%     7,798  9.96 to  9.89     78   1.07%      30.11% to   29.85%
   2008........................... 1.15% to 1.15%     2,463  7.66 to  7.66     19   1.70%    (36.79)% to (36.79)%
   2007........................... 1.15% to 1.15%     2,566 12.11 to 12.11     31   1.51%       6.76% to    6.76%
Genworth Variable Insurance Trust
 Genworth 40/60 Index Allocation
   Fund -- Service Shares
   2011........................... 1.15% to 1.95% 3,916,183 10.89 to 10.95 43,151   2.96%       1.99% to    1.16%
   2010........................... 1.15% to 1.95% 3,518,509 10.67 to 10.83 38,208   2.52%       7.11% to    7.65%
   2009........................... 1.45% to 1.90%    11,124 10.06 to 10.06    112   0.00%      13.16% to   12.67%
 Genworth 60/40 Index Allocation
   Fund -- Service Shares
   2011........................... 1.15% to 1.95% 4,639,567 10.78 to 10.80 50,419   2.11%     (0.13)% to  (0.94)%
   2010........................... 1.15% to 1.95% 3,909,269 10.79 to 10.90 42,721   2.71%       8.32% to    9.51%
   2009........................... 1.45% to 1.70%    57,957  9.95 to  9.95    577   0.00%     (8.88)% to  (9.10)%
 Genworth Calamos Growth
   Fund -- Service Shares
   2011........................... 1.15% to 2.70%   290,829 10.85 to 10.30  3,242   1.49%     (8.25)% to  (9.69)%
   2010........................... 1.15% to 2.70%   292,318 11.82 to 11.40  3,552   0.46%      23.59% to   21.65%
   2009........................... 1.15% to 1.90%    21,183  9.57 to  9.47    209   0.00%      48.62% to   37.00%
 Genworth Davis NY Venture
   Fund -- Service Shares
   2011........................... 1.15% to 1.90%   151,307  9.42 to  9.19  1,566   0.57%     (5.74)% to  (6.45)%
   2010........................... 1.15% to 1.90%   147,562 10.00 to  9.82  1,562   0.05%      10.04% to    9.21%
   2009........................... 1.15% to 1.90%    52,039  9.08 to  8.99    497   0.31%      29.27% to   34.95%
   2008........................... 1.15% to 1.35%     1,200  7.03 to  7.02      8   0.27%    (67.47)% to (67.53)%
 Genworth Eaton Vance Large Cap
   Value Fund -- Service Shares
   2011........................... 1.15% to 2.70%   583,781  8.86 to  8.41  5,299   1.37%     (5.93)% to  (7.40)%
   2010........................... 1.15% to 2.70%   578,786  9.42 to  9.08  5,599   0.91%       7.90% to    6.21%
   2009........................... 1.15% to 2.70%   646,717  8.73 to  8.55  5,855   1.74%      14.81% to   13.01%
   2008........................... 1.15% to 2.70%   341,414  7.60 to  7.56  2,591   0.60%    (58.22)% to (58.88)%
 Genworth Enhanced International
   Index Fund -- Service Shares
   2011........................... 1.15% to 1.95%   103,141  9.39 to  9.27    965   1.77%    (14.20)% to (14.89)%
   2010 (4)....................... 1.15% to 1.95%   108,200 10.95 to 10.89  1,183   2.45%      14.39% to   13.47%
 Genworth Goldman Sachs
   Enhanced Core Bond Index
   Fund -- Service Shares
   2011........................... 1.15% to 2.70% 1,209,929 12.44 to 11.81 14,684   2.00%       5.26% to    3.62%
   2010........................... 1.15% to 2.70% 1,284,652 11.82 to 11.39 14,865   6.26%       3.94% to    2.31%
   2009........................... 1.15% to 2.70%   534,744 11.37 to 11.14  5,970   7.90%       7.33% to    5.65%
   2008........................... 1.15% to 2.70%   240,201 10.59 to 10.54  2,540   0.90%      20.16% to   18.30%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Genworth Growth Allocation
   Fund -- Service Shares
   2011............................ 1.15% to 1.95% 4,792,541 10.68 to 10.90 52,465    2.45%    (3.12)% to  (3.90)%
   2010............................ 1.15% to 1.95% 3,710,098 11.02 to 11.34 42,117    9.28%     10.76% to   12.12%
   2009............................ 1.45% to 1.65%     8,856 10.12 to 10.12     90    0.00%     27.33% to   27.09%
 Genworth Legg Mason
   ClearBridge Aggressive Growth
   Fund -- Service Shares
   2011............................ 1.15% to 2.70%   361,350 12.16 to 11.54  4,463    0.24%      0.70% to  (0.88)%
   2010............................ 1.15% to 2.70%   376,437 12.08 to 11.64  4,638    2.32%     22.44% to   20.52%
   2009............................ 1.15% to 2.70%   679,128  9.86 to  9.66  6,845    0.03%     31.95% to   29.88%
   2008............................ 1.15% to 2.70%   418,338  7.48 to  7.44  3,122    0.07%   (60.39)% to (61.01)%
 Genworth Moderate Allocation
   Fund -- Service Shares
   2011............................ 1.15% to 1.95% 4,138,409 10.65 to 10.78 44,846    2.58%    (1.92)% to  (2.71)%
   2010............................ 1.15% to 1.95% 3,343,356 10.86 to 11.08 37,078    8.84%      9.07% to   10.06%
   2009............................ 1.65% to 1.90%    42,612 10.07 to 10.07    429    2.80%     15.22% to   14.95%
 Genworth PIMCO StocksPLUS
   Fund -- Service Shares
   2011............................ 1.15% to 2.70% 1,278,877 12.22 to 11.60 15,884    6.07%      0.78% to  (0.79)%
   2010............................ 1.15% to 2.70% 1,363,554 12.12 to 11.69 16,863    8.86%     16.16% to   14.34%
   2009............................ 1.15% to 2.70%   857,320 10.44 to 10.22  9,157   13.49%     44.02% to   41.76%
   2008............................ 1.15% to 2.70%   577,867  7.25 to  7.21  4,180    4.66%   (64.12)% to (64.68)%
 Genworth PYRAMIS(R) Small/Mid
   Cap Core Fund -- Service
   Shares
   2011............................ 1.15% to 2.70%   447,820  9.63 to  9.14  4,496    7.10%    (8.52)% to  (9.95)%
   2010............................ 1.15% to 2.70%   432,251 10.53 to 10.15  4,756    2.98%     22.44% to   20.52%
   2009............................ 1.15% to 2.70%   244,389  8.60 to  8.42  2,191    1.06%     30.66% to   28.61%
   2008............................ 1.15% to 2.70%   153,373  6.58 to  6.55  1,008    0.72%   (73.59)% to (74.00)%
Janus Aspen Series
 Balanced Portfolio -- Service
   Shares
   2011............................ 1.15% to 2.50%   544,418 13.24 to 10.76  6,802    2.34%      0.19% to  (1.17)%
   2010............................ 1.15% to 2.50%   570,123 13.21 to 10.88  7,134    2.58%      6.88% to    5.42%
   2009............................ 1.15% to 2.50%   464,612 12.36 to 10.33  5,406    3.02%     24.14% to   22.44%
   2008............................ 1.15% to 2.50%   289,459  9.96 to  8.43  2,641    2.43%   (17.03)% to (18.16)%
   2007............................ 1.15% to 2.50%   239,422 12.00 to 10.30  2,666    1.91%      9.01% to    4.56%
 Forty Portfolio -- Service Shares
   2011............................ 1.15% to 2.70%   432,187 11.89 to  9.06  4,880    0.26%    (8.01)% to  (9.45)%
   2010............................ 1.15% to 2.70%   440,665 12.93 to 10.00  5,434    0.23%      5.26% to    3.61%
   2009............................ 1.15% to 2.70%   628,284 12.28 to  9.66  7,314    0.01%     44.34% to   42.07%
   2008............................ 1.15% to 2.70%   406,226  8.51 to  6.80  3,255    0.01%   (44.95)% to (45.82)%
   2007............................ 1.15% to 2.70%   150,557 15.46 to 12.54  2,146    0.21%     35.02% to   40.16%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011

                                         EXPENSE AS A                          NET   INVESTMENT
                                         % OF AVERAGE                         ASSETS   INCOME
                                        NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                        -------------- ------- -------------- ------ ---------- --------------------
Legg Mason Partners Variable Equity
  Trust
 Legg Mason ClearBridge Variable
   Aggressive Growth Portfolio --
   Class II
   2011................................ 1.15% to 1.65%   7,986 10.56 to 10.26    84    0.00%       0.99% to    0.48%
   2010................................ 1.15% to 1.65%   8,029 10.45 to 10.22    84    0.00%      23.28% to   22.66%
   2009................................ 1.15% to 1.65%   4,718  8.48 to  8.33    40    0.00%      32.65% to   31.98%
   2008................................ 1.15% to 1.65%   4,751  6.39 to  6.31    30    0.00%    (41.26)% to (41.56)%
   2007................................ 1.15% to 1.15%   3,824 10.88 to 10.88    42    0.00%     (0.80)% to  (0.80)%
 Legg Mason ClearBridge Variable
   Equity Income Builder
   Portfolio -- Class II
   2011................................ 1.80% to 1.80%   1,056  8.94 to  8.94     9    3.01%       5.78% to    5.78%
   2010................................ 1.80% to 1.80%   1,244  8.45 to  8.45    10    3.73%      10.10% to   10.10%
   2009................................ 1.80% to 1.80%   1,369  7.67 to  7.67    10    3.07%      20.43% to   20.43%
   2008................................ 1.80% to 1.80%   1,509  6.37 to  6.37    10    2.59%    (36.13)% to (36.13)%
   2007................................ 1.75% to 1.80%   2,768  9.98 to  9.98    28    5.07%     (0.28)% to  (0.33)%
 Legg Mason ClearBridge Variable
   Fundamental All Cap Value
   Portfolio -- Class I
   2011................................ 1.15% to 1.15%   4,281  8.16 to  8.16    35    1.26%     (7.27)% to  (7.27)%
   2010................................ 1.15% to 1.15%   4,694  8.80 to  8.80    41    1.76%      15.26% to   15.26%
   2009................................ 1.15% to 1.15%   4,772  7.63 to  7.63    36    1.40%      27.87% to   27.87%
   2008................................ 1.15% to 1.15%   4,739  5.97 to  5.97    28    1.75%    (37.31)% to (37.31)%
   2007................................ 1.15% to 1.15%   4,800  9.52 to  9.52    46    6.75%     (6.93)% to  (6.93)%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2011................................ 1.15% to 1.15%     812 11.29 to 11.29     9    0.26%     (0.78)% to  (0.78)%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2011................................ 1.15% to 1.15%     540 10.74 to 10.74     6    0.77%     (3.54)% to  (3.54)%
   2010................................ 1.15% to 1.15%     533 11.14 to 11.14     6    0.98%       9.61% to    9.61%
   2009................................ 1.15% to 1.15%     523 10.16 to 10.16     5    1.33%      25.10% to   25.10%
   2008................................ 1.15% to 1.15%     545  8.12 to  8.12     4    0.84%    (34.02)% to (34.02)%
   2007................................ 1.15% to 1.15%     570 12.31 to 12.31     7    0.00%       8.76% to    8.76%
 MFS(R) Total Return Series -- Service
   Class Shares
   2011................................ 1.15% to 2.40% 406,562 11.05 to  9.00 4,336    2.35%       0.42% to  (0.85)%
   2010................................ 1.15% to 2.40% 421,276 11.01 to  9.08 4,478    2.44%       8.37% to    7.00%
   2009................................ 1.15% to 2.40% 320,833 10.16 to  8.49 3,126    2.84%      16.37% to   14.90%
   2008................................ 1.15% to 2.40% 183,584  8.73 to  7.39 1,478    3.21%    (23.22)% to (24.19)%
   2007................................ 1.15% to 2.40% 106,728 11.37 to  9.74 1,130    1.65%       2.73% to  (3.80)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 MFS(R) Utilities Series -- Service
   Class Shares
   2011............................. 1.15% to 1.65%    34,588 14.89 to 14.48    509   3.01%       5.28% to    4.75%
   2010............................. 1.15% to 1.65%    43,121 14.14 to 13.82    604   2.90%      12.21% to   11.64%
   2009............................. 1.15% to 1.65%    18,620 12.60 to 12.38    234   3.83%      31.34% to   30.68%
   2008............................. 1.15% to 1.65%    12,742  9.60 to  9.47    122   9.17%    (38.53)% to (38.84)%
   2007............................. 1.15% to 1.65%    25,211 15.61 to 15.49    394   3.71%      26.08% to   25.44%
Oppenheimer Variable
  Account Funds
 Oppenheimer Balanced Fund/
   VA -- Service Shares
   2011............................. 1.15% to 2.40%    74,889  8.44 to  6.83    578   2.06%     (0.77)% to  (2.02)%
   2010............................. 1.15% to 2.40%    79,458  8.51 to  6.97    621   1.09%      11.38% to    9.97%
   2009............................. 1.15% to 2.40%    78,984  7.64 to  6.34    554   0.00%      20.20% to   18.68%
   2008............................. 1.15% to 2.40%    70,025  6.35 to  5.34    406   2.98%    (44.27)% to (44.97)%
   2007............................. 1.15% to 2.40%    43,592 11.40 to  9.70    466   1.98%       2.29% to  (4.41)%
 Oppenheimer Capital
   Appreciation Fund/VA --
   Service Shares
   2011............................. 1.15% to 1.85%    26,415  9.91 to  9.53    260   0.13%     (2.51)% to  (3.19)%
   2010............................. 1.15% to 1.85%    35,332 10.16 to  9.84    358   0.00%       7.89% to    7.13%
   2009............................. 1.15% to 1.85%    26,861  9.42 to  9.19    252   0.01%      42.49% to   41.49%
   2008............................. 1.15% to 1.85%    16,859  6.61 to  5.53    111   0.00%    (46.29)% to (58.69)%
   2007............................. 1.15% to 1.15%     3,870 12.31 to 12.31     48   0.00%      12.54% to   12.54%
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2011............................. 1.15% to 2.70%   550,183 10.21 to  8.31  5,636   1.04%     (9.58)% to (10.99)%
   2010............................. 1.15% to 2.70%   506,476 11.29 to  9.34  5,751   1.14%      14.37% to   12.58%
   2009............................. 1.15% to 2.70%   394,485  9.87 to  8.30  3,911   1.63%      37.75% to   35.59%
   2008............................. 1.15% to 2.70%   246,489  7.16 to  6.12  1,692   0.08%    (41.02)% to (52.00)%
   2007............................. 1.15% to 1.15%     3,563 12.15 to 12.15     43   0.00%       4.85% to    4.85%
 Oppenheimer Main Street Fund/
   VA -- Service Shares
   2011............................. 1.15% to 2.70% 1,605,768 10.09 to  8.62 16,384   0.58%     (1.46)% to  (3.00)%
   2010............................. 1.15% to 2.70% 1,661,269 10.24 to  8.89 17,254   0.89%      14.49% to   12.70%
   2009............................. 1.15% to 2.70%   913,717  8.95 to  7.89  8,298   1.34%      26.52% to   24.54%
   2008............................. 1.15% to 2.70%   572,222  7.07 to  6.33  3,920   0.24%    (39.33)% to (49.44)%
   2007............................. 1.15% to 2.00%    20,296 11.66 to 11.50    236   0.92%       2.95% to    2.06%
 Oppenheimer Main Street
   Small-& Mid-Cap Fund(R)/
   VA -- Service Shares
   2011............................. 1.15% to 2.70%   849,653 10.46 to  8.21  8,760   0.39%     (3.50)% to  (5.01)%
   2010............................. 1.15% to 2.70%   869,865 10.84 to  8.65  9,322   0.14%      21.64% to   19.74%
   2009............................. 1.15% to 2.70%   166,384  8.91 to  7.22  1,475   0.59%      35.31% to   33.19%
   2008............................. 1.15% to 2.70%   112,572  6.59 to  5.42    710   0.81%    (38.72)% to (39.68)%
   2007............................. 1.15% to 2.70%   123,005 10.75 to  8.99  1,232   0.01%     (2.54)% to (14.66)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2011............................ 1.15% to 1.85%    30,256 12.74 to 12.25    383    7.33%      0.76% to    0.04%
   2010............................ 1.15% to 1.35%    29,966 12.65 to 12.53    378    5.69%     11.71% to   11.48%
   2009............................ 1.15% to 1.65%    15,496 11.32 to 11.12    175    7.33%     20.03% to   19.42%
   2008............................ 1.15% to 1.65%    12,286  9.43 to  9.31    116    2.58%   (16.88)% to (17.30)%
 High Yield Portfolio --
   Administrative Class Shares
   2011............................ 1.15% to 2.70%   458,388 13.33 to 11.28  6,020    6.96%      2.15% to    0.56%
   2010............................ 1.15% to 2.70%   445,951 13.05 to 11.22  5,750    7.17%     13.15% to   11.38%
   2009............................ 1.15% to 2.70%   274,164 11.53 to 10.07  3,126    7.94%     38.65% to   36.48%
   2008............................ 1.15% to 2.70%   142,876  8.32 to  7.38  1,149    3.18%   (24.39)% to (36.48)%
   2007............................ 1.15% to 2.00%     4,709 11.00 to 10.85     52    7.01%      2.31% to    1.42%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2011............................ 1.15% to 2.15%    80,470 17.64 to 15.57  1,314    4.94%     26.37% to   25.10%
   2010............................ 1.15% to 2.15%    82,898 13.96 to 12.45  1,099    5.63%     10.32% to    9.21%
   2009............................ 1.15% to 2.70%   246,294 12.65 to 11.23  2,982    8.51%    (5.49)% to  (6.97)%
   2008............................ 1.15% to 2.70%    87,966 13.39 to 12.07  1,144    4.05%     15.94% to   14.13%
   2007............................ 1.15% to 2.70%   145,496 11.55 to 10.57  1,619    3.51%      8.55% to    8.66%
 Low Duration Portfolio --
   Administrative Class Shares
   2011............................ 1.15% to 2.70% 1,877,932 12.51 to 11.17 22,589    1.68%    (0.05)% to  (1.61)%
   2010............................ 1.15% to 2.70% 1,875,993 12.52 to 11.36 22,669    1.99%      4.08% to    2.45%
   2009............................ 1.15% to 2.70% 1,812,717 12.03 to 11.09 21,088    6.82%     12.02% to   10.26%
   2008............................ 1.15% to 2.70%   919,269 10.74 to 10.05  9,673    4.50%    (1.57)% to  (3.11)%
   2007............................ 1.15% to 2.70%   925,810 10.91 to 10.38  9,877    2.20%      6.13% to    5.66%
 Total Return Portfolio --
   Administrative Class Shares
   2011............................ 1.15% to 2.70% 2,017,412 14.33 to 12.60 27,247    2.63%      2.42% to    0.82%
   2010............................ 1.15% to 2.70% 2,023,143 13.99 to 12.50 26,745    6.01%      6.86% to    5.19%
   2009............................ 1.15% to 2.70%   854,247 13.09 to 11.88 10,765    6.78%     12.73% to   10.96%
   2008............................ 1.15% to 2.70%   371,225 11.62 to 10.71  4,234    6.01%      3.59% to    1.97%
   2007............................ 1.15% to 2.70%   168,385 11.21 to 10.50  1,841    4.28%      7.55% to    7.48%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2011............................ 1.15% to 1.75%    29,676 11.56 to 11.18    340    0.00%    (5.60)% to  (6.17)%
   2010............................ 1.15% to 1.75%    29,577 12.25 to 11.92    360    0.00%      6.13% to    5.49%
   2009............................ 1.15% to 2.40%    31,984 11.54 to  9.31    366    0.00%     55.59% to   53.63%
   2008............................ 1.15% to 2.40%    30,486  7.42 to  6.06    224    7.10%   (40.10)% to (40.86)%
   2007............................ 1.15% to 2.70%   155,614 12.39 to 10.23  1,797   11.87%      8.88% to    3.44%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2011

                                         EXPENSE AS A                          NET   INVESTMENT
                                         % OF AVERAGE                         ASSETS   INCOME
                                        NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                        -------------- ------- -------------- ------ ---------- --------------------
 Jennison Portfolio -- Class II Shares
   2011................................ 1.15% to 1.15%   4,070 11.44 to 11.44    47     0.00%    (1.23)% to  (1.23)%
   2010................................ 1.15% to 1.15%   3,726 11.59 to 11.59    43     0.02%     10.17% to   10.17%
 Natural Resources Portfolio -- Class
   II Shares
   2011................................ 1.15% to 1.95% 351,349 13.31 to 11.79 4,424     0.00%   (20.28)% to (20.92)%
   2010................................ 1.15% to 1.95% 312,340 16.69 to 14.91 4,963     0.08%     26.02% to   25.00%
   2009................................ 1.15% to 2.70% 220,514 13.24 to 10.08 2,800     7.70%     74.38% to   71.65%
   2008................................ 1.15% to 2.70%  93,638  7.59 to  5.87   670    11.42%   (53.73)% to (54.45)%
   2007................................ 1.15% to 2.70%  40,855 16.41 to 12.89   627    29.23%     46.00% to   46.00%
Wells Fargo Variable Trust
 Wells Fargo Advantage VT Omega
   Growth Fund -- Class 2
   2011................................ 1.15% to 1.35%   2,746 11.79 to 11.75    32     0.00%    (6.63)% to  (6.81)%
   2010 (4)............................ 1.15% to 1.35%   1,079 12.62 to 12.61    14     0.00%     65.42% to   65.09%

    (1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

    (2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.

    (3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

    (4)The ratios of expenses and net investment income to average net assets are generally annualized for periods less than a year.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                       PAGE
                                                                                                       ----
Annual Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm.................................. F-1
   Consolidated Statements of Income for the years ended December 31, 2011, 2010 and 2009............. F-2
   Consolidated Balance Sheets as of December 31, 2011 and 2010....................................... F-3
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2011,
     2010 and 2009.................................................................................... F-4
   Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009......... F-5
   Notes to Consolidated Financial Statements......................................................... F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2011. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 2 to the consolidated financial statements, the Company changed their method of accounting for embedded credit derivatives and variable interest entities in 2010 and for other-than-temporary impairments in 2009.

/s/ KPMG LLP
Richmond, Virginia
March 26, 2012

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
                             (AMOUNTS IN MILLIONS)

                                                                               YEARS ENDED DECEMBER 31,
                                                                             ----------------------------
                                                                               2011      2010      2009
                                                                             --------  --------  --------
Revenues:
Premiums.................................................................... $  837.8  $  911.7  $  982.4
Net investment income.......................................................    725.6     717.6     644.7
Net investment gains (losses)...............................................   (182.0)   (111.7)   (315.9)
Policy fees and other income................................................    756.1     570.9     599.2
                                                                             --------  --------  --------
   Total revenues...........................................................  2,137.5   2,088.5   1,910.4
                                                                             --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves...............................  1,183.8   1,157.1   1,032.7
Interest credited...........................................................    299.7     303.4     339.7
Acquisition and operating expenses, net of deferrals........................    246.2     263.9     247.0
Amortization of deferred acquisition costs and intangibles..................    206.2     217.1     241.0
Interest expense............................................................    111.7     108.9      91.7
                                                                             --------  --------  --------
   Total benefits and expenses..............................................  2,047.6   2,050.4   1,952.1
                                                                             --------  --------  --------
Income (loss) before income taxes and equity in net income (loss) of
  unconsolidated subsidiary.................................................     89.9      38.1     (41.7)
Provision (benefit) for income taxes........................................     15.4     (36.0)    (36.0)
                                                                             --------  --------  --------
Net income (loss) before equity in net income (loss) of unconsolidated
  subsidiary................................................................     74.5      74.1      (5.7)
Equity in net income (loss) of unconsolidated subsidiary....................     (5.2)     20.0       4.4
                                                                             --------  --------  --------
Net income (loss)........................................................... $   69.3  $   94.1  $   (1.3)
                                                                             ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments...................................... $  (43.5) $  (57.1) $ (592.1)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss).............................................................     (6.0)    (29.5)    226.6
                                                                             --------  --------  --------
Net other-than-temporary impairments........................................    (49.5)    (86.6)   (365.5)
Other investments gains (losses)............................................   (132.5)    (25.1)     49.6
                                                                             --------  --------  --------
Total net investment gains (losses)......................................... $ (182.0) $ (111.7) $ (315.9)
                                                                             ========  ========  ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
           (AMOUNTS IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                DECEMBER 31,
                                                                                            --------------------
                                                                                               2011       2010
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $13,843.4  $13,622.9
       Equity securities available-for-sale, at fair value.................................      59.1       70.8
       Commercial mortgage loans...........................................................   1,836.5    2,109.3
       Restricted commercial mortgage loans related to securitization entity...............      86.1      111.8
       Policy loans........................................................................     518.2      519.6
       Other invested assets ($1.4 and $1.6 restricted)....................................   1,296.1    1,167.4
                                                                                            ---------  ---------
              Total investments............................................................  17,639.4   17,601.8
   Cash and cash equivalents...............................................................     830.4      488.7
   Accrued investment income...............................................................     136.1      161.9
   Deferred acquisition costs..............................................................   3,347.0    3,226.2
   Intangible assets.......................................................................     225.6      369.5
   Goodwill................................................................................     450.9      450.9
   Reinsurance recoverable.................................................................   7,877.3    8,016.6
   Other assets............................................................................     454.7      406.1
   Separate account assets.................................................................   9,231.7   10,659.2
                                                                                            ---------  ---------
              Total assets................................................................. $40,193.1  $41,380.9
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 9,756.0  $ 9,821.4
       Policyholder account balances.......................................................  10,367.0   10,552.8
       Liability for policy and contract claims............................................     312.7      310.3
       Unearned premiums...................................................................      12.3       15.7
       Other liabilities...................................................................     495.7      763.3
       Non-recourse funding obligations....................................................   3,531.0    3,537.0
       Deferred income tax liability.......................................................   1,142.2      779.8
       Separate account liabilities........................................................   9,231.7   10,659.2
       Borrowings related to securitization entity, at fair value..........................      88.0      114.3
                                                                                            ---------  ---------
              Total liabilities............................................................  34,936.6   36,553.8
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,719.9    4,702.3
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................     261.0      (68.0)
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................     (80.6)     (73.6)
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................     180.4     (141.6)
                                                                                            ---------  ---------
          Derivatives qualifying as hedges.................................................      51.8       16.8
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................     232.2     (124.8)
       Retained earnings...................................................................     278.8      224.0
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   5,256.5    4,827.1
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $40,193.1  $41,380.9
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (AMOUNTS IN MILLIONS)

                                                                        ACCUMULATED
                                                            ADDITIONAL     OTHER                  TOTAL
                                                     COMMON  PAID-IN   COMPREHENSIVE RETAINED STOCKHOLDER'S
                                                     STOCK   CAPITAL   INCOME (LOSS) EARNINGS    EQUITY
                                                     ------ ---------- ------------- -------- -------------
Balances as of December 31, 2008.................... $25.6   $4,686.7    $(1,603.6)  $ 108.3    $3,217.0
                                                                                                --------
Cumulative effect of change in accounting, net of
  taxes and other adjustments.......................    --         --       (188.4)    188.5         0.1
Comprehensive income (loss):
   Net loss.........................................    --         --           --      (1.3)       (1.3)
   Net unrealized gains (losses) on securities not
     other-than-temporarily impaired................    --         --      1,143.9        --     1,143.9
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --         17.7        --        17.7
   Derivatives qualifying as hedges.................    --         --        (33.7)       --       (33.7)
                                                                                                --------
Total comprehensive income (loss)...................                                             1,126.6
Other transactions with stockholder.................    --         --           --     (16.0)      (16.0)
                                                     -----   --------    ---------   -------    --------
Balances as of December 31, 2009....................  25.6    4,686.7       (664.1)    279.5     4,327.7
                                                                                                --------
Cumulative effect of change in accounting, net of
  taxes and other adjustments.......................    --         --        101.8    (115.4)      (13.6)
Comprehensive income (loss):
   Net income.......................................    --         --           --      94.1        94.1
   Net unrealized gains (losses) on securities not
     other-than-temporarily impaired................    --         --        376.9        --       376.9
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --         56.2        --        56.2
   Derivatives qualifying as hedges.................    --         --          4.4        --         4.4
                                                                                                --------
Total comprehensive income (loss)...................                                               531.6
Other transactions with former parent...............    --       14.0           --     (29.7)      (15.7)
Other transactions with stockholder.................    --        1.6           --      (4.5)       (2.9)
                                                     -----   --------    ---------   -------    --------
Balances as of December 31, 2010....................  25.6    4,702.3       (124.8)    224.0     4,827.1
                                                                                                --------
Comprehensive income (loss):
   Net income.......................................    --         --           --      69.3        69.3
   Net unrealized gains (losses) on securities not
     other-than-temporarily impaired................    --         --        329.0        --       329.0
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --         (7.0)       --        (7.0)
   Derivatives qualifying as hedges.................    --         --         35.0        --        35.0
                                                                                                --------
Total comprehensive income (loss)...................                                               426.3
Other transactions with stockholder.................    --       17.6           --     (14.5)        3.1
                                                     -----   --------    ---------   -------    --------
Balances as of December 31, 2011.................... $25.6   $4,719.9    $   232.2   $ 278.8    $5,256.5
                                                     =====   ========    =========   =======    ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                            -------------------------------
                                                                               2011       2010       2009
                                                                            ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)....................................................... $    69.3  $    94.1  $    (1.3)
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships..............................................       9.8       (4.6)      60.0
       Equity in net (income) loss of unconsolidated subsidiary............       5.2      (20.0)      (4.4)
       Net investment losses (gains).......................................     182.0      111.7      315.9
       Charges assessed to policyholders...................................    (617.0)    (433.7)    (394.2)
       Acquisition costs deferred..........................................    (345.3)    (270.2)    (185.6)
       Amortization of deferred acquisition costs and intangibles..........     206.2      217.1      241.0
       Deferred income taxes...............................................     214.0      (32.5)    (289.7)
       Net increase (decrease) in trading securities, held-for-sale
         investments and derivative instruments............................      29.9      (64.7)    (149.8)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........................     106.2       15.8       43.0
       Insurance reserves..................................................     620.3      516.2      699.6
       Other liabilities and other policy-related balances.................    (162.0)     163.9       58.9
                                                                            ---------  ---------  ---------
   Net cash from operating activities......................................     318.6      293.1      393.4
                                                                            ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities...........................................   1,683.5    1,521.5    1,605.4
       Commercial mortgage loans...........................................     352.3      208.6      247.2
       Restricted commercial mortgage loans related to securitization
         entities..........................................................      26.0       19.6         --
   Proceeds from sales of investments:
       Fixed maturity and equity securities................................   1,223.7      835.0    1,586.6
   Purchases and originations of investments:
       Fixed maturity and equity securities................................  (2,543.4)  (4,148.3)  (2,336.2)
       Commercial mortgage loans...........................................     (66.8)     (15.0)        --
   Other invested assets, net..............................................     (20.5)   1,247.4     (253.2)
   Policy loans, net.......................................................       1.4       (3.9)      (9.9)
                                                                            ---------  ---------  ---------
   Net cash from investing activities......................................     656.2     (335.1)     839.9
                                                                            ---------  ---------  ---------
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................   1,374.2    1,664.7    1,421.8
   Withdrawals from universal life and investment contracts................  (1,941.5)  (2,480.9)  (3,448.7)
   Proceeds from short-term borrowings and other, net......................     (33.5)      92.6      (34.7)
   Redemption of non-recourse funding obligations..........................      (6.0)      (6.0)     (12.0)
   Repayment of borrowings related to securitization entities..............     (26.3)     (19.5)        --
   Capital contribution to unconsolidated subsidiary.......................        --         --       (0.1)
                                                                            ---------  ---------  ---------
   Net cash from financing activities......................................    (633.1)    (749.1)  (2,073.7)
                                                                            ---------  ---------  ---------
   Net change in cash and cash equivalents.................................     341.7     (791.1)    (840.4)
Cash and cash equivalents at beginning of period...........................     488.7    1,279.8    2,120.2
                                                                            ---------  ---------  ---------
Cash and cash equivalents at end of period................................. $   830.4  $   488.7  $ 1,279.8
                                                                            =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

(1) FORMATION AND NATURE OF BUSINESS

   (a) Formation

   The accompanying financial statements include on a consolidated basis the accounts of Genworth Life and Annuity Insurance Company and our affiliate companies in which we hold a majority voting interest or power to direct activities of a variable interest entity ("VIE"), which we refer to as the "Company," "we," "us" or "our" unless the context otherwise requires. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York ("GLICNY"), which is recorded under the equity method of accounting. As of December 31, 2011 and 2010, the carrying value of our investment in GLICNY was $508.2 million and $418.1 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying condensed consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include: Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV Limited ("River Lake IV"), River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII"), River Lake Insurance Company VIII ("River Lake VIII") and Rivermont Life Insurance Company I ("Rivermont I"). All intercompany accounts and transactions have been eliminated in consolidation.

   (b) Nature of Business

   In 2011, we changed our operating business segments to better align our businesses. Under the new structure, we operate through two segments: (i) U.S. Life Insurance and (ii) Runoff. Prior year amounts have been re-presented to conform to our reorganized operating segments.

   Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities for the retirement market. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets.

   Our Runoff segment includes the results of non-strategic products that are no longer sold. Our non-strategic products include our variable annuity, variable life insurance and group variable annuities offered through retirement plans and other products. Our other products include our institutional and corporate-owned life insurance products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities while continuing to service our existing block of business. On May 1, 2008, we discontinued the sales of variable life insurance policies, however, we continue to service existing policies.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). We also distribute a limited number of products through a direct sales force and defined contribution plan record keepers.

   We also have Corporate and Other activities which include interest and other debt financing expenses, other corporate income and expenses not allocated to the segments.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through the filing date of the financial statements.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal and term universal life insurance contracts, fees assessed against customer account values and surrender fee income. For universal and term universal life insurance contracts, charges to contractholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values, respectively, and are recognized as revenue when charged. Surrender fees are recognized as income when the contract or policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   Prior to adoption of new accounting guidance related to the recognition and presentation of other-than-temporary impairments on April 1, 2009, we recognized an other-than-temporary impairment on debt securities in an unrealized loss position when we did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost. The recognition of other-than-temporary impairments prior to April 1, 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Beginning on April 1, 2009, we recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

   (e) Fair Value Measurements

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 14 for additional information related to fair value measurements.

   (f) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next twelve months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 3 for additional disclosures related to commercial mortgage loans.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the applicable securities loaned. Currently, we only accept cash collateral from borrowers under the program. Cash collateral, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2011 and 2010, the fair value of securities loaned under our securities lending program was $39.6 million and $114.9 million, respectively. As of December 31, 2011 and 2010, the fair value of collateral held under our securities lending program was $41.3 million and $119.2 million, respectively, and the offsetting obligation to return collateral of $41.3 million and $119.1 million, respectively, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2011 and 2010.

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (i) Deferred Acquisition Costs

   Acquisition costs include costs that vary with, and are primarily related to, the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions relating to future gross profits based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. See note 5 for additional information related to DAC including loss recognition and recoverability.

   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2011, 2010 and 2009, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   (k) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business, one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   See note 6 for additional information related to goodwill and impairments recorded.

   (l) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (m) Derivatives

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

   (n) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   (o) Insurance Reserves

   Future Policy Benefits

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Through 2010, we issued level premium term life insurance products whose premiums are contractually determined to be level through a period of time and then increase thereafter. Effective January 1, 2012, we intend to change our treatment of the liability for future policy benefits for our level premium term life insurance products when the liability for a policy falls below zero. Previously, the total liability for future policy benefits included negative reserves calculated at an individual policy level. Our previous accounting policy followed the accounting for traditional, long-duration insurance contracts where the reserves are calculated as the present value of expected benefit payments minus the present value of net premiums based on assumptions determined on the policy issuance date including mortality, interest, and lapse rates. This accounting has the effect of causing profits to emerge as a level percentage of premiums, subject to differences in assumed versus actual experience which flow through income as they occur, and for products with an increasing premium stream, such as the level premium term life insurance product, may result in negative reserves for a given policy.

   More recent insurance-specific accounting guidance reflects a different accounting philosophy, emphasizing the balance sheet over the income statement, or matching, focus which was the philosophy in place when the traditional, long-duration insurance contract guidance was issued (the accounting model for traditional, long-duration insurance contracts draws upon the principles of matching and conservatism originating in the 1970's, and does not specifically address negative reserves). More recent accounting models for long-duration contracts specifically prohibit negative reserves, e.g., non-traditional contracts with annuitization benefits and certain participating contracts. These recent accounting models did not impact the reserving for our level premium term life insurance products.

   We believe that industry accounting practices for level premium term life insurance product reserving is mixed with some companies "flooring" reserves at zero and others applying our current accounting policy described above. In 2010, we stopped issuing new level premium term life insurance policies. Thus, as the level premium term policies reach the end of their level premium term periods, the portion of policies with negative reserves in relation to the reserve for all level premium term life insurance products will continue to increase. Our new method of accounting will floor the liability for future policy benefits on each level premium term life insurance policy at zero. We believe that flooring reserves at zero is preferable in our circumstances as this alternative accounting policy will not allow negative reserves to accumulate on the balance sheet for this closed block of insurance policies. In implementing this change in accounting, no changes were made to the assumptions that were locked-in at policy inception. We will implement this accounting change retrospectively, which will reduce retained earnings and stockholder's equity by approximately $99.3 million as of January 1, 2012, and will reduce net income (loss) by approximately $8.0 million, $3.7 million and $26.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Policyholder Account Balances

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (q) Unearned Premiums

   For single premium insurance contracts, we recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If single premium policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience. We periodically review our premium earnings recognition models with any adjustments to the estimates reflected in current period income.

   (r) Income Taxes

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of General Electric ("GE").

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

During this period, we were subject to a tax sharing arrangement that allocated taxes on a separate company basis, but provided benefit for current utilization of losses and credits.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we file a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies that are identified with respect to years ending on or before December 31, 2009 (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. We recognize the corresponding amount as a change in stockholder's equity since the liability for the contingency is assumed by GNA.

   (s) Variable Interest Entities

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   Our primary involvement related to VIEs includes securitization transactions.

   In 2009, we had retained interests in VIEs where we were the servicer and transferor of certain assets that were sold to a newly created VIE. In 2010, we de-recognized the retained interests assets due to consolidation and termination of the VIEs. Additionally, for certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   On January 1, 2010, we were required to consolidate certain VIEs. See note 15 for additional information related to these consolidated entities.

   (t) Accounting Changes

   Testing Goodwill for Impairment

   In September 2011, the Financial Accounting Standards Board (the "FASB") issued new accounting guidance related to goodwill impairment testing. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the two step quantitative goodwill impairment test. We elected to early adopt this new guidance effective on July 1, 2011 in order to apply the new guidance in our annual goodwill impairment testing performed during the third quarter. The adoption of this new accounting guidance did not have an impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring

   On July 1, 2011, we adopted new accounting guidance related to additional disclosures for troubled debt restructurings. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   When to Perform Step 2 of the Goodwill Impairment Test For Reporting Units With Zero or Negative Carrying Value

   On January 1, 2011, we adopted new accounting guidance related to goodwill impairment testing when a reporting unit's carrying value is zero or negative. This guidance did not impact our consolidated financial statements upon adoption, as all of our reporting units with goodwill balances have positive carrying values.

   How Investments Held Through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments

   On January 1, 2011, we adopted new accounting guidance related to how investments held through separate accounts affect an insurer's consolidation analysis of those investments. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Improving Disclosures about Fair Value Measurements

   On January 1, 2011, we adopted new accounting guidance related to additional disclosures about purchases, sales, issuances and settlements in the rollforward of Level 3 fair value measurements. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures Related To Financing Receivables

   On December 31, 2010, we adopted new accounting guidance related to additional disclosures about the credit quality of loans, lease receivables and other long-term receivables and the related allowance for credit losses. Certain other additional disclosures were effective for us on March 31, 2011. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Scope Exception for Embedded Credit Derivatives

   On July 1, 2010, we adopted new accounting guidance related to embedded credit derivatives. This accounting guidance clarified the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, upon adoption, we were required to bifurcate embedded credit derivatives that no longer qualified under the amended scope exception. In conjunction with our adoption, we elected fair

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

value option for certain fixed maturity securities. The following summarizes the components for the cumulative effect adjustment recorded on July 1, 2010 related to the adoption of this new accounting guidance:

                                   ACCUMULATED OTHER
                                     COMPREHENSIVE                     TOTAL STOCKHOLDER'S
(AMOUNTS IN MILLIONS)                INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------              ----------------- ----------------- -------------------
Investment securities.............      $123.8            $(123.8)            $  --
Other invested assets/(1)/........         0.8               (1.0)             (0.2)
Provision for income taxes........       (44.1)              44.1                --
                                        ------            -------             -----
Net cumulative effect adjustment..      $ 80.5            $ (80.7)            $(0.2)
                                        ======            =======             =====

--------
/(1)/Other invested assets are comprised of our investment in GLICNY, an unconsolidated subsidiary, accounted for under the equity method of accounting. GLICNY's adoption of the new accounting guidance resulted in a cumulative effect adjustment of $3.1 million recorded to retained earnings with a partial offset recorded to accumulated other comprehensive income of $2.5 million.

   For certain securities where the embedded credit derivative would require bifurcation, we elected the fair value option to carry the entire instrument at fair value to reduce the cost of calculating and recording the fair value of the embedded derivative feature separate from the debt security. Additionally, we elected the fair value option for a portion of other asset-backed securities for operational ease and to record and present the securities at fair value in future periods. Upon electing fair value option on July 1, 2010, these securities were reclassified into the trading category included in other invested assets and had a fair value of $132.5 million. Prior to electing fair value option, these securities were classified as available-for-sale fixed maturity securities.

   Accounting for Transfers of Financial Assets

   On January 1, 2010, we adopted new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the previous guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. The elimination of the qualifying special-purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

   Improvements to Financial Reporting by Enterprises Involved with VIEs

   On January 1, 2010, we adopted new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. Upon adoption of this new accounting guidance, we were required to consolidate a previously qualifying special-purpose entity. We recorded a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entity and the amounts recorded for our interest in this entity prior to adoption. On January 1, 2010, we recorded a net cumulative effect adjustment of $34.7 million to retained earnings with a partial offset to accumulated other comprehensive income (loss) of $21.3 million related to the adoption of this new accounting guidance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The assets and liabilities of the newly consolidated entity were as follows as of January 1, 2010:

                                                                             AMOUNTS
                                                                          RECORDED UPON
(AMOUNTS IN MILLIONS)                                                   CONSOLIDATION/(1)/
---------------------                                                   -----------------
Assets
Restricted commercial mortgage loans...................................      $133.9
Other invested assets/(2)/.............................................       (34.2)
Accrued investment income..............................................         0.7
                                                                             ------
   Total assets........................................................       100.4
                                                                             ------
Liabilities
Other liabilities......................................................         0.7
Borrowings related to securitization entities..........................       133.9
                                                                             ------
   Total liabilities...................................................       134.6
                                                                             ------
   Net assets and liabilities of newly consolidated entities...........       (34.2)
   Less: amortized cost of fixed maturity securities previously
     recorded/(3)/.....................................................         0.8
                                                                             ------
   Cumulative effect adjustment to retained earnings upon adoption,
     pre-tax...........................................................       (35.0)
   Tax effect..........................................................         0.3
                                                                             ------
   Net cumulative effect adjustment to retained earnings upon adoption.      $(34.7)
                                                                             ======

--------
/(1)/Represents the amounts that would have been recorded in the consolidated financial statements on January 1, 2010 had we recorded the assets and liabilities in our financial statements from the date we first met the conditions for consolidation based on the criteria in the new accounting guidance.
/(2)/Other invested assets are comprised of our investment in GLICNY, an unconsolidated subsidiary, accounted for under the equity method of accounting. GLICNY's adoption of the new accounting guidance resulted in a cumulative effect adjustment of $99.0 million recorded to retained earnings. We recorded the effect of GLICNY's accounting adoption that impacted our investment in GLICNY of $34.2 million.
/(3)/Fixed maturity securities that were previously recorded had net unrealized investment gains of $2.0 million included in accumulated other comprehensive income (loss) as of December 31, 2009.

   For commercial mortgage loans, the carrying amounts represent the unpaid principal balance less any allowance for loan losses. Borrowings related to securitization entities are recorded at unpaid principal.

   The borrowings of the entity were recorded at cost. See note 15 for additional information related to consolidation of VIEs.

   The new accounting guidance related to consolidation of VIEs has been deferred for a reporting entity's interest in an entity that has all of the attributes of an investment company as long as there is no implicit or explicit obligation to fund losses of the entity. For entities that meet these criteria, the new accounting guidance related to VIE consolidation would not be applicable until further guidance is issued. Accordingly, we did not have any impact upon adoption related to entities that meet the deferral criteria, such as certain limited partnership and fund investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Fair Value Measurements and Disclosures--Improving Disclosures about Fair Value Measurements

   On January 1, 2010, we adopted new accounting guidance requiring additional disclosures for significant transfers between Level 1 and 2 fair value measurements and clarifications to existing fair value disclosures related to the level of disaggregation, inputs and valuation techniques. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Measuring Liabilities At Fair Value

   On October 1, 2009, we adopted new accounting guidance related to measuring liabilities at fair value. This accounting guidance clarified techniques for measuring the fair value of liabilities when quoted market prices for the identical liability are not available. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Investments In Certain Entities That Calculate Net Asset Value Per Share

   On October 1, 2009, we adopted new accounting guidance related to fair value measurements and disclosures that provided guidance on the fair value measurement in certain entities that calculate net asset value per share. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles

   On July 1, 2009, we adopted new accounting guidance related to the codification of accounting standards and the hierarchy of U.S. GAAP established by the FASB. This accounting guidance established two levels of U.S. GAAP, authoritative and nonauthoritative. The FASB Accounting Standards Codification (the "Codification") is the source of authoritative, nongovernmental U.S. GAAP, except for rules and interpretive releases of the United States Securities and Exchange Commission ("SEC"), which are also sources of authoritative U.S. GAAP for SEC registrants. All other accounting literature is nonauthoritative. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Recognition and Presentation of Other-Than-Temporary Impairments

   On April 1, 2009, we adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. This accounting guidance amended the other-than-temporary impairment guidance for debt securities and modified the presentation and disclosure requirements for other-than-temporary impairment disclosures for debt and equity securities. This accounting guidance also amended the requirement for management to positively assert the ability and intent to hold a debt security to recovery to determine whether an other-than-temporary impairment exists and replaced this provision with the assertion that we do not intend to sell or it is not more likely than not that we will be required to sell a security prior to recovery. Additionally, this accounting guidance modified the presentation of other-than-temporary impairments for certain debt securities to only present the impairment loss in net income (loss) that represents the credit loss associated with the other-than-temporary impairment with the remaining impairment loss being presented in

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

OCI. The following summarizes the components for the cumulative effect adjustment recorded on April 1, 2009 related to the adoption of this new accounting guidance:

                                        ACCUMULATED OTHER
                                          COMPREHENSIVE                     TOTAL STOCKHOLDER'S
(AMOUNTS IN MILLIONS)                     INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------                   ----------------- ----------------- -------------------
Investment securities..................      $(301.6)          $ 301.6             $  --
Adjustment to DAC......................          3.6              (4.5)             (0.9)
Adjustment to PVFP.....................          5.9              (5.8)              0.1
Adjustment to certain benefit reserves.           --               0.6               0.6
Provision for income taxes.............        103.7            (103.4)              0.3
                                             -------           -------             -----
Net cumulative effect adjustment.......      $(188.4)          $ 188.5             $ 0.1
                                             =======           =======             =====

   Determining Fair Value When the Volume and Level of Activity For the Asset Or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

   On April 1, 2009, we adopted new accounting guidance related to determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. This accounting guidance provided additional guidance for determining fair value when the volume or level of activity for an asset or liability has significantly decreased and identified circumstances that indicate a transaction is not orderly. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements of Certain Nonfinancial Assets and Liabilities

   On January 1, 2009, we adopted new accounting guidance related to fair value measurements of certain nonfinancial assets and liabilities, such as impairment testing of goodwill and indefinite-lived intangible assets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures About Derivative Instruments and Hedging Activities

   On January 1, 2009, we adopted new accounting guidance related to disclosures about derivative instruments and hedging activities. This statement required enhanced disclosures about an entity's derivative and hedging activities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Business Combinations

   On January 1, 2009, we adopted new accounting guidance related to business combinations. This accounting guidance established principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   (u) Accounting Pronouncements Not Yet Adopted

   In June 2011, the FASB issued new accounting guidance requiring presentation of the components of net income (loss), the components of OCI and total comprehensive income either in a single continuous statement of

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

comprehensive income (loss) or in two separate but consecutive statements. This new accounting guidance is effective for us on January 1, 2012. We do not expect the adoption of this accounting guidance to have a material impact on our consolidated financial results.

   In May 2011, the FASB issued new accounting guidance for fair value measurements. This new accounting guidance clarifies existing fair value measurement requirements and changes certain fair value measurement principles and disclosure requirements that will be effective for us on January 1, 2012. We do not expect the adoption of this accounting guidance to have a material impact on our consolidated financial results.

   In April 2011, the FASB issued new accounting guidance for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The new guidance removes the requirement to consider a transferor's ability to fulfill its contractual rights from the criteria when determining effective control and is effective, for us, prospectively to any transactions occurring on or after January 1, 2012. We do not expect the adoption of this accounting guidance to have a material impact on our consolidated financial statements.

   In October 2010, the FASB issued new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. This new guidance will be effective for us on January 1, 2012. We will adopt this new guidance retrospectively, which will reduce retained earnings and stockholder's equity by $485.7 million as of January 1, 2012, and will reduce net income by $12.4 million and $17.0 million for the years ended December 31, 2011 and 2010, respectively and reduce the net loss by $15.9 million for the year ended December 31, 2009. This new guidance results in lower amortization and fewer deferred costs, specifically related to underwriting, inspection and processing for contracts that are not issued, as well as advertising and customer solicitation.

(3) INVESTMENTS

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                        2011    2010    2009
---------------------                                                       ------  ------  ------
Fixed maturity securities--taxable......................................... $571.2  $557.5  $567.0
Commercial mortgage loans..................................................  111.5   120.7   136.7
Restricted commercial mortgage loans related to securitization entity/(1)/.   10.4    10.1      --
Equity securities..........................................................    1.4     3.9     1.8
Other invested assets......................................................   19.0    11.4   (77.8)
Policy loans...............................................................   32.6    32.2    31.8
Cash, cash equivalents and short-term investments..........................    0.9     2.7     8.8
                                                                            ------  ------  ------
   Gross investment income before expenses and fees........................  747.0   738.5   668.3
Expenses and fees..........................................................  (21.4)  (20.9)  (23.6)
                                                                            ------  ------  ------
   Net investment income................................................... $725.6  $717.6  $644.7
                                                                            ======  ======  ======

--------
/(1)/See note 15 for additional information related to our consolidated securitization entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   (b) Net Investment Gains (Losses)

   The following table sets forth net investment gains (losses) for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2011     2010     2009
---------------------                                              -------  -------  -------
Available-for-sale securities:
   Realized gains................................................. $  31.6  $  16.5  $  28.5
   Realized losses................................................   (47.7)   (40.6)   (70.1)
                                                                   -------  -------  -------
   Net realized gains (losses) on available-for-sale securities...   (16.1)   (24.1)   (41.6)
                                                                   -------  -------  -------
Impairments:
   Total other-than-temporary impairments.........................   (43.5)   (57.1)  (592.1)
   Portion of other-than-temporary impairments included in other
     comprehensive income (loss)..................................    (6.0)   (29.5)   226.6
                                                                   -------  -------  -------
   Net other-than-temporary impairments...........................   (49.5)   (86.6)  (365.5)
                                                                   -------  -------  -------
Derivative instruments/(1)/.......................................  (148.1)    18.2    112.1
Commercial mortgage loans.........................................     2.9    (17.1)   (10.3)
Trading securities................................................    28.6     (2.0)    (1.5)
Net gains related to securitization entity/(2)/...................     0.2      0.1       --
Other.............................................................      --     (0.2)    (9.1)
                                                                   -------  -------  -------
   Net investment gains (losses).................................. $(182.0) $(111.7) $(315.9)
                                                                   =======  =======  =======

--------
/(1)/See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).
/(2)/See note 15 for additional information related to our consolidated securitization entity.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2011, 2010 and 2009 was $607.1 million, $404.2 million and $483.0 million, respectively, which was approximately 93.7%, 92.0% and 87.9%, respectively, of book value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                    2011     2010     2009
---------------------                                                   ------  -------  -------
Beginning balance...................................................... $327.0  $ 373.3  $    --
Adoption of new accounting guidance related to other-than-temporary
  impairments..........................................................     --       --    456.2
Adoption of new accounting guidance related to securitization entities.     --     (2.2)      --
Additions:
   Other-than-temporary impairments not previously recognized..........   12.4     26.7     48.7
   Increases related to other-than-temporary impairments previously
     recognized........................................................   34.8     53.7     86.1
Reductions:
   Securities sold, paid down or disposed..............................  (72.9)  (124.5)  (213.8)
   Securities where there is intent to sell............................     --       --     (3.9)
                                                                        ------  -------  -------
Ending balance......................................................... $301.3  $ 327.0  $ 373.3
                                                                        ======  =======  =======

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)                                      2011     2010      2009
---------------------                                    -------  -------  ---------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $ 503.5  $(163.6) $(1,080.2)
   Equity securities....................................    (0.9)    (0.6)      10.8
   Restricted other invested assets.....................      --       --       (1.7)
   Investment in unconsolidated subsidiary..............    79.0     18.8      (28.5)
   Other invested assets................................      --       --       (0.1)
                                                         -------  -------  ---------
       Subtotal.........................................   581.6   (145.4)  (1,099.7)
Adjustments to DAC, PVFP and benefit reserves...........  (345.8)   (84.8)      63.5
Income taxes, net.......................................   (55.4)    88.6      359.7
                                                         -------  -------  ---------
Net unrealized investment gains (losses)................ $ 180.4  $(141.6) $  (676.5)
                                                         =======  =======  =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                             2011     2010      2009
---------------------                                                           -------  -------  ---------
Beginning balance.............................................................. $(141.6) $(676.5) $(1,649.7)
Cumulative effect of changes in accounting.....................................      --    101.8     (188.4)
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities..........................   661.4    698.7    1,567.5
   Adjustment to DAC...........................................................   (92.2)   (58.1)    (131.8)
   Adjustment to PVFP..........................................................   (81.7)   (72.2)    (125.6)
   Adjustment to benefit reserves..............................................   (87.1)   (18.0)        --
   Provision for income taxes..................................................  (121.0)  (189.3)    (420.5)
                                                                                -------  -------  ---------
       Change in unrealized gains (losses) on investment securities............   279.4    361.1      889.6
Reclassification adjustments to net investment (gains) losses, net of taxes of
  $(23.0), $(38.7) and $(146.5)                                                    42.6     72.0      272.0
                                                                                -------  -------  ---------
Ending balance................................................................. $ 180.4  $(141.6) $  (676.5)
                                                                                =======  =======  =========

   (d) Fixed Maturity and Equity Securities

   As of December 31, 2011, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                --------------------------- --------------------------
                                      AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                       COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                   COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $ 1,011.9    $  184.7        $ --         $    --       $    --   $ 1,196.6
   Government--non-U.S...............     119.2        23.2          --              --            --       142.4
   U.S. corporate....................   6,113.1       533.3          --           (61.4)         (0.4)    6,584.6
   Corporate--non-U.S................   1,855.4       100.4          --           (62.5)           --     1,893.3
   Residential mortgage-backed.......   1,929.8       144.1         3.0          (116.0)       (113.6)    1,847.3
   Commercial mortgage-backed........     859.8        20.3         0.7           (85.2)        (24.1)      771.5
   Other asset-backed................   1,450.7         5.3         0.1           (48.4)           --     1,407.7
                                      ---------    --------        ----         -------       -------   ---------
       Total fixed maturity
         securities..................  13,339.9     1,011.3         3.8          (373.5)       (138.1)   13,843.4
Equity securities....................      60.0         1.8          --            (2.7)           --        59.1
                                      ---------    --------        ----         -------       -------   ---------
       Total available-for-sale
         securities.................. $13,399.9    $1,013.1        $3.8         $(376.2)      $(138.1)  $13,902.5
                                      =========    ========        ====         =======       =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   As of December 31, 2010, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                --------------------------- --------------------------
                                      AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                       COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                   COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $ 1,120.9     $ 41.5         $ --         $  (2.7)      $    --   $ 1,159.7
   Government--non-U.S...............     117.2       17.4           --            (0.4)           --       134.2
   U.S. corporate....................   6,248.8      223.5           --           (95.9)           --     6,376.4
   Corporate--non-U.S................   1,972.7       72.1           --           (48.2)           --     1,996.6
   Residential mortgage-backed.......   1,579.2       40.5          4.5          (134.9)       (108.4)    1,380.9
   Commercial mortgage-backed........   1,033.4       15.2          1.1          (126.9)        (15.9)      906.9
   Other asset-backed................   1,714.3        4.7           --           (50.5)         (0.3)    1,668.2
                                      ---------     ------         ----         -------       -------   ---------
       Total fixed maturity
         securities..................  13,786.5      414.9          5.6          (459.5)       (124.6)   13,622.9
Equity securities....................      71.4        1.5           --            (2.1)           --        70.8
                                      ---------     ------         ----         -------       -------   ---------
       Total available-for-sale
         securities.................. $13,857.9     $416.4         $5.6         $(461.6)      $(124.6)  $13,693.7
                                      =========     ======         ====         =======       =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2011:

                                      LESS THAN 12 MONTHS             12 MONTHS OR MORE                     TOTAL
                                 ------------------------------ ------------------------------  ------------------------------
                                            GROSS                          GROSS                           GROSS
                                  FAIR    UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED  NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)      VALUE     LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/ SECURITIES
----------------------------     -------- ---------- ---------- -------- ----------  ---------- -------- ----------  ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
   U.S. corporate............... $  646.9   $(15.0)      86     $  445.3  $ (46.8)       67     $1,092.2  $ (61.8)      153
   Corporate--non-U.S...........    359.5    (19.0)      42        223.5    (43.5)       25        583.0    (62.5)       67
   Residential mortgage-
     backed.....................    128.4     (2.9)      28        397.5   (226.7)      214        525.9   (229.6)      242
   Commercial mortgage-
     backed.....................     90.5    (13.1)      23        385.3    (96.2)      106        475.8   (109.3)      129
   Other asset-backed...........    136.3     (0.3)      13        192.5    (48.1)       24        328.8    (48.4)       37
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
   Subtotal, fixed maturity
     securities.................  1,361.6    (50.3)     192      1,644.1   (461.3)      436      3,005.7   (511.6)      628
Equity securities...............       --       --       --          4.6     (2.7)        4          4.6     (2.7)        4
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
Total for securities in an
  unrealized loss position...... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)      632
                                 ========   ======      ===     ========  =======       ===     ========  =======       ===
% Below cost--fixed maturity
  securities:
   (less than)20% Below cost.... $1,346.5   $(43.7)     177     $1,139.4  $ (97.9)      213     $2,485.9  $(141.6)      390
   20%-50% Below cost...........     14.6     (4.9)       8        448.6   (245.4)      163        463.2   (250.3)      171
   (greater than)50% Below cost.      0.5     (1.7)       7         56.1   (118.0)       60         56.6   (119.7)       67
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
   Total fixed maturity
     securities.................  1,361.6    (50.3)     192      1,644.1   (461.3)      436      3,005.7   (511.6)      628
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
% Below cost--equity
  securities:
   (less than)20% Below cost....       --       --       --          0.6     (0.1)        3          0.6     (0.1)        3
   20%-50% Below cost...........       --       --       --          4.0     (2.6)        1          4.0     (2.6)        1
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
   Total equity securities......       --       --       --          4.6     (2.7)        4          4.6     (2.7)        4
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
Total for securities in an
  unrealized loss position...... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)      632
                                 ========   ======      ===     ========  =======       ===     ========  =======       ===
Investment grade................ $1,229.0   $(37.8)     152     $  991.7  $(149.7)      211     $2,220.7  $(187.5)      363
Below investmentgrade/(3)/......    132.6    (12.5)      40        657.0   (314.3)      229        789.6   (326.8)      269
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
Total for securities in an
  unrealized loss position...... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)      632
                                 ========   ======      ===     ========  =======       ===     ========  =======       ===

--------
/(1)/Amounts included $134.3 million of unrealized losses on other-than-temporarily impaired securities.
/(2)/Amounts included $138.1 million of unrealized losses on other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $132.5 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   As indicated in the table above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to credit spreads that have widened since acquisition for corporate securities across various industry sectors, including finance and insurance as well as utilities and energy. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 3.6% as of December 31, 2011.

   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $97.9 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "BBB" and approximately 62.3% of the unrealized losses were related to investment grade securities as of December 31, 2011. These unrealized losses were attributable to the widening of credit spreads for these securities since acquisition, primarily associated with corporate securities in the finance and insurance sector as well as mortgage-backed and asset-backed securities. The average fair value percentage below cost for these securities was approximately 7.9% as of December 31, 2011. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

   The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of December 31, 2011:

                                                                 INVESTMENT GRADE
                                  ------------------------------------------------------------------------------
                                                20% TO 50%                           GREATER THAN 50%
                                  --------------------------------------- --------------------------------------
                                                    % OF TOTAL                             % OF TOTAL
                                           GROSS      GROSS                       GROSS      GROSS
                                  FAIR   UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)      VALUE    LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------      ------ ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   U.S. corporate................ $ 35.4   $(15.0)      2.9%        5     $ --    $   --      -- %        --
   Corporate--non-U.S............   67.6    (34.7)      6.7         9       --        --       --         --
   Structured securities:
       Residential mortgage-
         backed..................   35.6    (12.2)      2.4        19      6.1     (14.7)     2.9          6
       Commercial mortgage-
         backed..................   19.5     (7.9)      1.5         8      0.1      (0.2)      --          2
       Other asset-backed........    3.7     (1.4)      0.3         1       --        --       --         --
                                  ------   ------      ----        --     ----    ------      ---         --
       Total structured
         securities..............   58.8    (21.5)      4.2        28      6.2     (14.9)     2.9          8
                                  ------   ------      ----        --     ----    ------      ---         --
Total............................ $161.8   $(71.2)     13.8%       42     $6.2    $(14.9)     2.9%         8
                                  ======   ======      ====        ==     ====    ======      ===         ==

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


                                                              BELOW INVESTMENT GRADE
                                  ------------------------------------------------------------------------------
                                                20% TO 50%                           GREATER THAN 50%
                                  --------------------------------------- --------------------------------------
                                                    % OF TOTAL                             % OF TOTAL
                                           GROSS      GROSS                       GROSS      GROSS
                                  FAIR   UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)      VALUE    LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------      ------ ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   Structured securities:
       Residential mortgage-
         backed.................. $196.3  $(119.6)     23.3%       91     $27.0  $ (64.9)     12.6%       37
       Commercial mortgage-
         backed..................   41.9    (19.9)      3.9        26      21.7    (36.4)      7.1        14
       Other asset-backed........   48.6    (34.7)      6.7         4       1.2     (1.8)      0.3         1
                                  ------  -------      ----       ---     -----  -------      ----        --
       Total structured
         securities..............  286.8   (174.2)     33.9       121      49.9   (103.1)     20.0        52
                                  ------  -------      ----       ---     -----  -------      ----        --
Total............................ $286.8  $(174.2)     33.9%      121     $49.9  $(103.1)     20.0%       52
                                  ======  =======      ====       ===     =====  =======      ====        ==

   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See below for further discussion of gross unrealized losses by asset class.

   Corporate Debt Securities

   The following tables present the concentration of gross unrealized losses and fair values related to corporate debt fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by industry as of December 31, 2011:

                                                             INVESTMENT GRADE
                              ------------------------------------------------------------------------------
                                            20% TO 50%                           GREATER THAN 50%
                              --------------------------------------- --------------------------------------
                                                % OF TOTAL                             % OF TOTAL
                                       GROSS      GROSS                       GROSS      GROSS
                              FAIR   UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)  VALUE    LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------  ------ ---------- ---------- ---------- ----- ---------- ---------- ----------
   Industry:
   Finance and insurance..... $ 99.2   $(48.5)     9.4%        13      $--     $--        -- %        --
   Technology and
     communications..........    3.8     (1.2)     0.2          1       --      --         --         --
                              ------   ------      ---         --      ---     ---        ---         --
   Total..................... $103.0   $(49.7)     9.6%        14      $--     $--         --%        --
                              ======   ======      ===         ==      ===     ===        ===         ==

   Of the total unrealized losses of $49.7 million for corporate fixed maturity securities presented in the preceding table, $48.5 million, or 97.6%, of the unrealized losses related to issuers in the finance and insurance sector that were 32.8% below cost on average. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these debt securities has declined due to credit spreads that have widened since acquisition. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. Based on this

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

evaluation, we determined that the unrealized losses on these debt securities represented temporary impairments as of December 31, 2011. Of the $48.5 million of unrealized losses related to the finance and insurance industry, $35.1 million related to financial hybrid securities on which a debt impairment model was employed. Most of our hybrid securities retained a credit rating of investment grade. The fair value of these hybrid securities has been impacted by credit spreads that have widened since acquisition and reflect uncertainty surrounding the extent and duration of government involvement, potential capital restructuring of these institutions, and continued but diminishing risk that income payments may be deferred. We continue to receive our contractual payments and expect to fully recover our amortized cost.

   We expect that our investments in corporate securities will continue to perform in accordance with our expectations about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize write-downs within our portfolio of corporate securities in the future.

   Structured Securities

   Of the $313.7 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost, $120.4 million related to other-than-temporarily impaired securities where the unrealized losses represented the non-credit portion of the impairment. The extent and duration of the unrealized loss position on our structured securities is due to the ongoing concern and uncertainty about the residential and commercial real estate market and unemployment, resulting in credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been significantly impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. housing market.

   While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

   We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

   Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of December 31, 2011.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2010:

                                         LESS THAN 12 MONTHS             12 MONTHS OR MORE                     TOTAL
                                    ------------------------------ ------------------------------  --------------------
                                               GROSS                          GROSS                           GROSS
                                     FAIR    UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED
(DOLLAR AMOUNTS IN MILLIONS)         VALUE     LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/
----------------------------        -------- ---------- ---------- -------- ----------  ---------- -------- ----------
DESCRIPTION OF SECURITIES
    U.S. government, agencies
     and government-
     sponsored enterprises......... $  202.4   $ (2.7)      21     $     --  $    --        --     $  202.4  $  (2.7)
    Government--non-U.S............      5.9     (0.4)       2           --       --        --          5.9     (0.4)
    U.S. corporate.................  1,025.3    (28.2)     217        646.4    (67.7)       89      1,671.7    (95.9)
    Corporate--non-U.S.............    260.6     (4.2)      47        351.2    (44.0)       31        611.8    (48.2)
    Residential mortgage-
     backed........................     64.1     (1.6)      22        592.7   (241.7)      238        656.8   (243.3)
    Commercial mortgage-
     backed........................     71.0     (1.4)       9        539.1   (141.4)      146        610.1   (142.8)
    Other asset-backed.............    298.1     (0.4)      18        329.9    (50.4)       38        628.0    (50.8)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Subtotal, fixed maturity
     securities....................  1,927.4    (38.9)     336      2,459.3   (545.2)      542      4,386.7   (584.1)
Equity securities                        6.9     (1.9)       2          0.6     (0.2)        5          7.5     (2.1)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,934.3   $(40.8)     338     $2,459.9  $(545.4)      547     $4,394.2  $(586.2)
                                    ========   ======      ===     ========  =======       ===     ========  =======
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost...... $1,926.1   $(38.2)     330     $1,859.5  $(158.7)      300     $3,785.6  $(196.9)
    20%-50% Below cost.............      1.2     (0.4)       3        546.4   (270.3)      168        547.6   (270.7)
    (greater than)50% Below cost...      0.1     (0.3)       3         53.4   (116.2)       74         53.5   (116.5)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Total fixed maturity
     securities....................  1,927.4    (38.9)     336      2,459.3   (545.2)      542      4,386.7   (584.1)
                                    --------   ------      ---     --------  -------       ---     --------  -------
% Below cost--equity securities:
    (less than)20% Below cost......      2.2     (0.1)       1           --       --        --          2.2     (0.1)
    20%-50% Below cost.............      4.7     (1.8)       1          0.6     (0.2)        5          5.3     (2.0)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Total equity securities........      6.9     (1.9)       2          0.6     (0.2)        5          7.5     (2.1)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,934.3   $(40.8)     338     $2,459.9  $(545.4)      547     $4,394.2  $(586.2)
                                    ========   ======      ===     ========  =======       ===     ========  =======
Investment grade................... $1,867.5   $(38.6)     320     $1,619.9  $(227.4)      303     $3,487.4  $(266.0)
Below investment grade/(3)/........     66.8     (2.2)      18        840.0   (318.0)      244        906.8   (320.2)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,934.3   $(40.8)     338     $2,459.9  $(545.4)      547     $4,394.2  $(586.2)
                                    ========   ======      ===     ========  =======       ===     ========  =======

                                    ----------

                                    NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)        SECURITIES
----------------------------        ----------
DESCRIPTION OF SECURITIES
    U.S. government, agencies
     and government-
     sponsored enterprises.........     21
    Government--non-U.S............      2
    U.S. corporate.................    306
    Corporate--non-U.S.............     78
    Residential mortgage-
     backed........................    260
    Commercial mortgage-
     backed........................    155
    Other asset-backed.............     56
                                       ---
    Subtotal, fixed maturity
     securities....................    878
Equity securities                        7
                                       ---
Total for securities in an
 unrealized loss position..........    885
                                       ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost......    630
    20%-50% Below cost.............    171
    (greater than)50% Below cost...     77
                                       ---
    Total fixed maturity
     securities....................    878
                                       ---
% Below cost--equity securities:
    (less than)20% Below cost......      1
    20%-50% Below cost.............      6
                                       ---
    Total equity securities........      7
                                       ---
Total for securities in an
 unrealized loss position..........    885
                                       ===
Investment grade...................    623
Below investment grade/(3)/........    262
                                       ---
Total for securities in an
 unrealized loss position..........    885
                                       ===

--------
/(1)/Amounts included $124.3 million of unrealized losses on other-than-temporarily impaired securities.
/(2)/Amounts included $124.6 million of unrealized losses on other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $116.1 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2011 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               AMORTIZED COST
       (AMOUNTS IN MILLIONS)                      OR COST     FAIR VALUE
       ---------------------                   -------------- ----------
       Due one year or less...................   $ 1,181.9    $ 1,188.1
       Due after one year through five years..     2,125.9      2,148.8
       Due after five years through ten years.     1,798.6      1,953.1
       Due after ten years....................     3,993.2      4,526.9
                                                 ---------    ---------
              Subtotal........................     9,099.6      9,816.9
       Residential mortgage-backed............     1,929.8      1,847.3
       Commercial mortgage-backed.............       859.8        771.5
       Other asset-backed.....................     1,450.7      1,407.7
                                                 ---------    ---------
              Total...........................   $13,339.9    $13,843.4
                                                 =========    =========

   As of December 31, 2011, $992.7 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2011, securities issued by utilities and energy, finance and insurance, and consumer--non-cyclical industry groups represented approximately 23.2%, 21.4% and 11.8% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2011, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholder's equity.

   As of December 31, 2011 and 2010, $8.2 million and $8.3 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2011                      2010
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Property type:
Industrial...........................................    $  566.1       30.6%      $  579.7       27.3%
Office...............................................       553.8       29.9          623.6       29.3
Retail...............................................       453.5       24.5          514.1       24.2
Apartments...........................................       146.4        7.9          194.4        9.1
Mixed use/other......................................       131.0        7.1          214.5       10.1
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,850.8      100.0%       2,126.3      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         1.1                       1.5
   Allowance for losses..............................       (15.4)                    (18.5)
                                                         --------                  --------
   Total.............................................    $1,836.5                  $2,109.3
                                                         ========                  ========

                                                                2011                      2010
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Geographic region:
South Atlantic.......................................    $  620.8       33.5%      $  571.0       26.8%
Pacific..............................................       456.3       24.7          594.9       28.0
Middle Atlantic......................................       196.2       10.6          260.3       12.2
East North Central...................................       177.5        9.6          203.1        9.6
Mountain.............................................       106.4        5.7          119.5        5.6
West North Central...................................       103.3        5.6          110.1        5.2
West South Central...................................        71.2        3.8           72.3        3.4
East South Central...................................        64.1        3.5           82.4        3.9
New England..........................................        55.0        3.0          112.7        5.3
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,850.8      100.0%       2,126.3      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         1.1                       1.5
   Allowance for losses..............................       (15.4)                    (18.5)
                                                         --------                  --------
   Total.............................................    $1,836.5                  $2,109.3
                                                         ========                  ========

   As of December 31, 2011 and 2010, our total mortgage holdings secured by real estate in California was $293.3 million and $422.7 million, respectively, which was 16.0% and 19.9%, respectively, of our total mortgage holdings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following tables set forth the aging of past due commercial mortgage loans by property type as of December 31:

                                                                  2011
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Industrial..................     $1.2         $--            $--          $1.2    $  564.9  $  566.1
   Office......................      3.8          --             --           3.8       550.0     553.8
   Retail......................       --          --             --            --       453.5     453.5
   Apartments..................       --          --             --            --       146.4     146.4
   Mixed use/other.............      1.2          --             --           1.2       129.8     131.0
                                    ----         ---            ---          ----    --------  --------
   Total recorded investment...     $6.2         $--            $--          $6.2    $1,844.6  $1,850.8
                                    ====         ===            ===          ====    ========  ========
% of total commercial mortgage
  loans........................      0.3%         --%            --%          0.3%       99.7%    100.0%
                                    ====         ===            ===          ====    ========  ========

                                                                  2010
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Industrial..................     $--          $--           $ --          $ --    $  579.7  $  579.7
   Office......................      --           --            3.5           3.5       620.1     623.6
   Retail......................      --           --             --            --       514.1     514.1
   Apartments..................      --           --             --            --       194.4     194.4
   Mixed use/other.............      --           --             --            --       214.5     214.5
                                    ---          ---           ----          ----    --------  --------
   Total recorded investment...     $--          $--           $3.5          $3.5    $2,122.8  $2,126.3
                                    ===          ===           ====          ====    ========  ========
% of total commercial mortgage
  loans........................      --%          --%           0.2%          0.2%       99.8%    100.0%
                                    ===          ===           ====          ====    ========  ========

   As of December 31, 2011 and 2010, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. As of December 31, 2011, we had no loans that were on nonaccrual status. As of December 31, 2010, we had $3.5 million of loans that were on nonaccrual status related to the office property type.

   As of and for the years ended December 31, 2011 and 2010, we modified or extended 18 and 10 commercial mortgage loans, respectively, with a total carrying value of $140.9 million and $176.1 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended
December 31:

(AMOUNTS IN MILLIONS)                                                 2011      2010
---------------------                                               --------  --------
Allowance for credit losses:
   Beginning balance............................................... $   18.5  $   15.0
   Charge-offs/(1)/................................................       --     (14.6)
   Recoveries......................................................       --        --
                                                                    --------  --------
   Provision.......................................................     (3.1)     18.1
                                                                    ========  ========
   Ending balance.................................................. $   15.4  $   18.5
                                                                    ========  ========
   Ending allowance for individually impaired loans................ $     --  $     --
                                                                    ========  ========
   Ending allowance for loans not individually impaired that were
     evaluated collectively for impairment......................... $   15.4  $   18.5
                                                                    ========  ========

Recorded investment:
   Ending balance.................................................. $1,850.8  $2,126.3
                                                                    ========  ========
   Ending balance of individually impaired loans................... $     --  $    4.2
                                                                    ========  ========
   Ending balance of loans not individually impaired that were evaluated collectively for impairment......................... $1,850.8  $2,122.1
                                                                    ========  ========

--------
/(1)/Charge-offs in 2010 included $13.0 million related to held-for-sale commercial mortgage loans that were sold.

   The following table presents the activity in the allowance for losses as of or for the year ended December 31:

                          (AMOUNTS IN MILLIONS)  2009
                          ---------------------  -----
                           Beginning balance.... $ 7.4
                           Provision............   7.6
                                                 -----
                           Ending balance....... $15.0
                                                 =====

   As of December 31, 2011, we had no commercial mortgage loans that were individually impaired. The following table sets forth our individually impaired commercial mortgage loans by property type as of December 31, 2010:

                                   UNPAID                          AVERAGE    INTEREST
                        RECORDED  PRINCIPAL              RELATED   RECORDED    INCOME
(AMOUNTS IN MILLIONS)  INVESTMENT  BALANCE  CHARGE-OFFS ALLOWANCE INVESTMENT RECOGNIZED
---------------------  ---------- --------- ----------- --------- ---------- ----------
 Property type:
    Industrial........    $1.1      $1.2       $0.1        $--       $1.1       $--
    Office............     3.1       4.6        1.5         --       $1.5        --
    Retail............      --        --         --         --       $ --        --
    Apartments........      --        --         --         --       $ --        --
   Mixed use/other....      --        --         --         --       $ --        --
                          ----      ----       ----        ---                  ---
    Total.............    $4.2      $5.8       $1.6        $--       $1.4       $--
                          ====      ====       ====        ===                  ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgages loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                            2011
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Industrial.................  $160.0   $134.0    $170.4     $ 98.0       $ 3.7      $  566.1
   Office.....................   197.9     91.9     186.2       67.6        10.2         553.8
   Retail.....................   140.2     54.0     207.9       46.6         4.8         453.5
   Apartments.................    60.3     29.8      38.3       18.0          --         146.4
   Mixed use/other............    14.4     16.4      18.8        9.1        72.3         131.0
                                ------   ------    ------     ------       -----      --------
   Total......................  $572.8   $326.1    $621.6     $239.3       $91.0      $1,850.8
                                ======   ======    ======     ======       =====      ========
% of total....................    30.9%    17.6%     33.7%      12.9%        4.9%        100.0%
                                ======   ======    ======     ======       =====      ========
Weighted-average debt service
  coverage ratio..............    2.43     1.79      1.57       1.07        4.64          1.96
                                ======   ======    ======     ======       =====      ========

--------
/(1)/Included $91.0 million of loans in good standing, with a total weighted-average loan-to-value of 110.7%, where borrowers continued to make timely payments and have no history of delinquencies or distress.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


                                                            2010
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Industrial.................  $180.1   $152.7    $131.7     $ 90.0       $25.2      $  579.7
   Office.....................   134.1    116.9     171.4      147.2        54.0         623.6
   Retail.....................   135.8     78.6     172.9      121.2         5.6         514.1
   Apartments.................    39.2     22.0      65.3       67.9          --         194.4
   Mixed use/other............    12.6      7.9       6.7      177.8         9.5         214.5
                                ------   ------    ------     ------       -----      --------
   Total......................  $501.8   $378.1    $548.0     $604.1       $94.3      $2,126.3
                                ======   ======    ======     ======       =====      ========
% of total....................    23.6%    17.8%     25.8%      28.4%        4.4%        100.0%
                                ======   ======    ======     ======       =====      ========
Weighted-average debt service
  coverage ratio..............    2.17     1.90      1.45       3.62        1.06          2.30
                                ======   ======    ======     ======       =====      ========

--------
/(1)/Included $0.7 million of impaired loans and $93.6 million of loans in good standing, with a total weighted-average loan-to-value of 114.2%, where borrowers continued to make timely payments and have no history of delinquencies or distress.

   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                                     2011
                                -----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- --------
Property type:
   Industrial..................     $ 87.0       $ 87.3      $ 90.0      $203.5         $ 98.3       $  566.1
   Office......................       47.6         42.4       128.3       112.1          148.8          479.2
   Retail......................       27.7         80.2       129.4       110.2          104.8          452.3
   Apartments..................        1.8         21.5        27.9        77.4           17.8          146.4
   Mixed use/other.............         --         12.8        28.1         7.4           16.3           64.6
                                    ------       ------      ------      ------         ------       --------
   Total.......................     $164.1       $244.2      $403.7      $510.6         $386.0       $1,708.6
                                    ======       ======      ======      ======         ======       ========
% of total.....................        9.6%        14.3%       23.6%       29.9%          22.6%         100.0%
                                    ======       ======      ======      ======         ======       ========
Weighted-average loan-to-value.       79.6%        71.4%       63.8%       55.6%          43.5%          59.4%
                                    ======       ======      ======      ======         ======       ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


                                                                    2010
                                ----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 -1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------           -------------- ----------- ---------- ----------- ----------------- --------
Property type:
   Industrial..................     $ 73.9       $ 72.1      $ 82.7     $234.5         $115.9       $  579.1
   Office......................       38.8         58.5        76.2      162.9          197.8          534.2
   Retail......................       31.4        101.8       140.3      113.1          125.9          512.5
   Apartments..................        2.9         14.6        39.7       60.3           25.8          143.3
   Mixed use/other.............        9.5          9.9         5.9       27.7           11.4           64.4
                                    ------       ------      ------     ------         ------       --------
   Total.......................     $156.5       $256.9      $344.8     $598.5         $476.8       $1,833.5
                                    ======       ======      ======     ======         ======       ========
% of total.....................        8.6%        14.0%       18.8%      32.6%          26.0%         100.0%
                                    ======       ======      ======     ======         ======       ========
Weighted-average loan-to-value.       88.5%        67.0%       66.2%      57.9%          51.9%          61.8%
                                    ======       ======      ======     ======         ======       ========

   The following tables set forth the debt service coverage ratio for floating rate commercial mortgage loans by property type as of December 31:

                                                                    2011
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Industrial..................      $--           $--        $  --        $--          $   --       $   --
   Office......................       --            --           --         --            74.6         74.6
   Retail......................       --            --          1.2         --              --          1.2
   Apartments..................       --            --           --         --              --           --
   Mixed use/other.............       --            --           --         --            66.4         66.4
                                     ---           ---        -----        ---          ------       ------
   Total.......................      $--           $--        $ 1.2        $--          $141.0       $142.2
                                     ===           ===        =====        ===          ======       ======
% of total.....................       --%           --%         0.8%        --%           99.2%       100.0%
                                     ===           ===        =====        ===          ======       ======
Weighted-average loan-to-value.       --%           --%        15.0%        --%           81.0%        80.5%
                                     ===           ===        =====        ===          ======       ======

                                                                   2010
                                --------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 -1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ---------- ----------- ----------------- ------
Property type:
   Industrial..................     $ 0.6          $--        $--        $  --         $   --       $  0.6
   Office......................        --           --         --           --           89.4         89.4
   Retail......................        --           --         --          1.6             --          1.6
   Apartments..................        --           --         --         21.5           29.6         51.1
   Mixed use/other.............        --           --         --           --          150.1        150.1
                                    -----          ---        ---        -----         ------       ------
   Total.......................     $ 0.6          $--        $--        $23.1         $269.1       $292.8
                                    =====          ===        ===        =====         ======       ======
% of total.....................       0.2%          --%        --%         7.9%          91.9%       100.0%
                                    =====          ===        ===        =====         ======       ======
Weighted-average loan-to-value.      31.8%          --%        --%        93.3%          81.4%        82.3%
                                    =====          ===        ===        =====         ======       ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   (f) Restricted Commercial Mortgage Loans Related To Securitization Entity

   The following tables set forth additional information regarding our restricted commercial mortgage loans related to a securitization entity as of December 31:

                                     2011                      2010
                           ------------------------  ------------------------
  (AMOUNTS IN MILLIONS)    CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
  ---------------------    -------------- ---------- -------------- ----------
  Property type:
  Retail..................     $42.3         49.1%       $ 50.3        44.9%
  Office..................      20.2         23.4          30.1        26.8
  Industrial..............      15.1         17.5          19.4        17.3
  Apartments..............       5.6          6.5           6.4         5.7
  Mixed use/other.........       3.0          3.5           5.9         5.3
                               -----        -----        ------       -----
     Subtotal.............      86.2        100.0%        112.1       100.0%
                                            =====                     =====
     Allowance for losses.      (0.1)                      (0.3)
                               -----                     ------
     Total................     $86.1                     $111.8
                               =====                     ======

                                     2011                      2010
                           ------------------------  ------------------------
  (AMOUNTS IN MILLIONS)    CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
  ---------------------    -------------- ---------- -------------- ----------
  Geographic region:
  Pacific.................     $23.1         26.8%       $ 29.0        25.9%
  South Atlantic..........      22.1         25.6          25.7        22.9
  Middle Atlantic.........      12.5         14.5          14.0        12.5
  East North Central......      12.2         14.2          14.2        12.7
  West North Central......       6.3          7.3           7.3         6.5
  Mountain................       5.9          6.8           9.2         8.2
  East South Central......       2.2          2.6          10.5         9.4
  West South Central......       1.3          1.5           1.6         1.4
  New England.............       0.6          0.7           0.6         0.5
                               -----        -----        ------       -----
     Subtotal.............      86.2        100.0%        112.1       100.0%
                                            =====                     =====
     Allowance for losses.      (0.1)                      (0.3)
                               -----                     ------
     Total................     $86.1                     $111.8
                               =====                     ======

   Of our restricted commercial mortgage loans as of December 31, 2011, $83.4 million were current, $1.5 million were 61 to 90 days past due and $1.3 million were past due for more than 90 days and still accruing interest. As of December 31, 2010, all restricted commercial mortgage loans were current and there were no restricted commercial mortgage loans on nonaccrual status.

   As of December 31, 2011 and 2010, loans not individually impaired that were evaluated collectively for impairment were $86.2 million and $110.5 million, respectively, of the total recorded investment of restricted commercial mortgage loans of $86.2 million and $112.1 million, respectively. A reduction in credit losses of $0.2 million was recorded during the year ended
December 31, 2011, resulting in an ending allowance for credit losses balance of $0.1 million as of December 31, 2011. A provision for credit losses of $0.8 million was recorded during the year ended December 31, 2010, of which $0.5 million was required upon consolidation of a securitization entity as of January 1, 2010. We also recorded charge-offs of $0.5 million during 2010 related to

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

our individually impaired restricted commercial mortgage loans, resulting in an ending allowance for credit losses balance of $0.3 million as of December 31, 2010.

   In evaluating the credit quality of restricted commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. The risks associated with restricted commercial mortgage loans can typically be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

   The following tables set forth the loan-to-value of restricted commercial mortgage loans by property type as of December 31:

                                                             2011
              -                ----------------------------------------------------------------
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% GREATER THAN 100%  TOTAL
---------------------          -------- --------- --------- ---------- ----------------- ------
Property type:
   Retail.....................  $40.9     $ 1.4     $  --     $   --          $--        $ 42.3
   Office.....................   10.6       2.4       5.9        1.3           --          20.2
   Industrial.................   13.3       1.8        --         --           --          15.1
   Apartments.................    5.6        --        --         --           --           5.6
   Mixed use/other............    3.0        --        --         --           --           3.0
                                -----     -----     -----     ------          ---        ------
   Total recorded investments.  $73.4     $ 5.6     $ 5.9     $  1.3          $--        $ 86.2
                                =====     =====     =====     ======          ===        ======
% of total....................   85.1%      6.5%      6.9%       1.5%          --%        100.0%
                                =====     =====     =====     ======          ===        ======
Weighted-average debt service
  coverage ratio..............   1.80      1.27      2.38      (0.13)          --          1.78
                                =====     =====     =====     ======          ===        ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


                                                             2010
                               ----------------------------------------------------------------
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% GREATER THAN 100%  TOTAL
---------------------          -------- --------- --------- ---------- ----------------- ------
Property type:
   Retail.....................  $ 44.6    $ 1.8     $ 1.3     $ 2.6           $--        $ 50.3
   Office.....................    24.4      2.7        --       3.0            --          30.1
   Industrial.................    19.4       --        --        --            --          19.4
   Apartments.................     6.4       --        --        --            --           6.4
   Mixed use/other............     5.9       --        --        --            --           5.9
                                ------    -----     -----     -----           ---        ------
   Total recorded investments.  $100.7    $ 4.5     $ 1.3     $ 5.6           $--        $112.1
                                ======    =====     =====     =====           ===        ======
% of total....................    90.0%     4.0%      1.1%      4.9%           --%        100.0%
                                ======    =====     =====     =====           ===        ======
Weighted-average debt service
  coverage ratio..............    1.77     0.89      1.33      1.76            --          1.73
                                ======    =====     =====     =====           ===        ======

   The following tables set forth the debt service coverage ratio for fixed rate restricted commercial mortgage loans by property type as of December 31:

                                                                    2011
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Retail......................     $ 1.4         $ 6.6       $14.9       $13.6          $ 5.8       $ 42.3
   Office......................       3.7            --          --         8.4            8.1         20.2
   Industrial..................       0.7           2.7          --        10.5            1.2         15.1
   Apartments..................        --            --         3.9          --            1.7          5.6
   Mixed use/other.............        --            --          --          --            3.0          3.0
                                    -----         -----       -----       -----          -----       ------
   Total recorded investments..     $ 5.8         $ 9.3       $18.8       $32.5          $19.8       $ 86.2
                                    =====         =====       =====       =====          =====       ======
% of total.....................       6.7%         10.8%       21.8%       37.7%          23.0%       100.0%
                                    =====         =====       =====       =====          =====       ======
Weighted-average loan-to-value.      58.9%         38.2%       33.5%       32.8%          29.8%        34.6%
                                    =====         =====       =====       =====          =====       ======

                                                                    2010
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Retail......................     $ 7.4         $ 3.0       $17.0       $17.0          $ 5.9       $ 50.3
   Office......................       4.0            --        11.4         5.9            8.8         30.1
   Industrial..................        --            --         3.7        14.3            1.4         19.4
   Apartments..................        --            --         4.5          --            1.9          6.4
   Mixed use/other.............        --            --          --         2.8            3.1          5.9
                                    -----         -----       -----       -----          -----       ------
   Total recorded investments..     $11.4         $ 3.0       $36.6       $40.0          $21.1       $112.1
                                    =====         =====       =====       =====          =====       ======
% of total.....................      10.1%          2.7%       32.6%       35.7%          18.9%       100.0%
                                    =====         =====       =====       =====          =====       ======
Weighted-average loan-to-value.      48.0%         38.4%       39.4%       39.5%          32.3%        38.9%
                                    =====         =====       =====       =====          =====       ======

   There were no floating rate restricted commercial mortgage loans as of December 31, 2011 or 2010.

   See note 15 for additional information related to our consolidated securitization entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   (g) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                       2011                      2010
                                             ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                        CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                        -------------- ---------- -------------- ----------
Investment in unconsolidated subsidiary.....    $  508.2       39.1%      $  418.1       35.9%
Trading securities..........................       454.6       35.1          274.1       23.5
Limited partnerships........................       122.6        9.5          133.9       11.5
Derivatives.................................        66.0        5.1          122.4       10.5
Short-term investments......................        58.0        4.5           25.0        2.1
Securities lending collateral...............        41.3        3.2          119.2       10.2
Derivatives counterparty collateral.........        38.3        3.0           68.2        5.8
Real estate owned...........................         4.0        0.3             --         --
Restricted other invested assets related to
  securitization entity/(1)/................         1.4        0.1            1.6        0.1
Other investments...........................         1.7        0.1            4.9        0.4
                                                --------      -----       --------      -----
   Total other invested assets..............    $1,296.1      100.0%      $1,167.4      100.0%
                                                ========      =====       ========      =====

--------
/(1)/See note 15 for additional information related to our consolidated securitization entity.

(4) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include both cash flow and fair value hedges.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table sets forth our positions in derivative instruments as of December 31:

                                                 DERIVATIVE ASSETS              DERIVATIVE LIABILITIES
                                         --------------------------------  --------------------------------
                                              BALANCE         FAIR VALUE       BALANCE         FAIR VALUE
                                               SHEET         ------------       SHEET         -------------
(AMOUNTS IN MILLIONS)                      CLASSIFICATION    2011   2010    CLASSIFICATION     2011   2010
---------------------                    --------------      ----- ------  --------------     ------ ------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
                                           Other invested                         Other
   Interest rate swaps..................       assets        $25.0 $ 61.5      liabilities    $  0.5 $  3.5
                                                             ----- ------                     ------ ------
   Total fair value hedges..............                      25.0   61.5                        0.5    3.5
                                                             ----- ------                     ------ ------
   Total derivatives designated as
     hedges.............................                      25.0   61.5                        0.5    3.5
                                                             ----- ------                     ------ ------
DERIVATIVES NOT DESIGNATED AS HEDGES
                                           Other invested                         Other
Interest rate swaps.....................       assets          5.5    6.1      liabilities       8.3   13.8
                                           Other invested                         Other
Equity return swaps.....................       assets          6.6     --      liabilities       2.8    3.1
                                           Other invested                         Other
Credit default swaps....................       assets          0.4    0.9      liabilities       0.1     --
                                           Other invested                         Other
Equity index options....................       assets         22.6   30.9      liabilities        --    2.6
                                           Other invested                         Other
Financial futures.......................       assets           --     --      liabilities        --     --
                                           Other invested                         Other
Limited guarantee.......................       assets          5.9   23.0      liabilities        --     --
                                                                              Policyholder
                                             Reinsurance                         account
GMWB embedded derivatives...............  recoverable/(1)/    13.9   (4.1)    balances/(2)/    433.6  107.8
                                                             ----- ------                     ------ ------
   Total derivatives not designated as
     hedges.............................                      54.9   56.8                      444.8  127.3
                                                             ----- ------                     ------ ------
   Total derivatives....................                     $79.9 $118.3                     $445.3 $130.8
                                                             ===== ======                     ====== ======

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                                 MATURITIES/
(NOTIONAL IN MILLIONS)                   MEASUREMENT DECEMBER 31, 2010 ADDITIONS TERMINATIONS DECEMBER 31, 2011
----------------------                   ----------- ----------------- --------- ------------ -----------------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
   Interest rate swaps..................  Notional       $1,203.8      $     --   $  (627.9)      $  575.9
                                                         --------      --------   ---------       --------
   Total fair value hedges..............                  1,203.8            --      (627.9)         575.9
                                                         --------      --------   ---------       --------
   Total derivatives designated as
     hedges.............................                  1,203.8            --      (627.9)         575.9
                                                         --------      --------   ---------       --------
DERIVATIVES NOT DESIGNATED AS HEDGES
Interest rate swaps.....................  Notional          645.0          54.2      (176.7)         522.5
Equity return swaps.....................  Notional          208.4         297.9      (208.4)         297.9
Credit default swaps....................  Notional           56.1            --          --           56.1
Equity index options....................  Notional          686.1         159.5      (522.4)         323.2
Financial futures.......................  Notional        3,742.4       5,159.6    (6,200.2)       2,701.8
Limited guarantee.......................  Notional          250.0            --          --          250.0
                                                         --------      --------   ---------       --------
   Total derivatives not designated as
     hedges.............................                  5,588.0       5,671.2    (7,107.7)       4,151.5
                                                         --------      --------   ---------       --------
   Total derivatives....................                 $6,791.8      $5,671.2   $(7,735.6)      $4,727.4
                                                         ========      ========   =========       ========

                                                                                 MATURITIES/
(NUMBER OF POLICIES)                     MEASUREMENT DECEMBER 31, 2010 ADDITIONS TERMINATIONS DECEMBER 31, 2011
--------------------                     ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT DESIGNATED AS HEDGES
GMWB embedded derivatives...............  Policies         43,386           582      (2,342)        41,626

   We did not have any derivatives with counterparties that can be terminated at the option of the derivative counterparty as of December 31, 2011.

   Cash Flow Hedges

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) pay U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure on liabilities denominated in foreign currencies; (v) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (vi) other instruments to hedge the cash flows of various forecasted transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2011:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.2             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.2                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2010:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI   FROM OCI/(1)/   NET INCOME (LOSS)  (LOSS)/(2)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.1             income            $--       gains (losses)
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................         --               0.1         gains (losses)         --       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.2                               $--
                                    ===              ====                               ===

--------
/(1)/Amounts included $0.1 million of gains reclassified into net income (loss) for cash flow hedges that were terminated or de-designated where the effective portion is reclassified into net income (loss) when the underlying hedge item affects net income (loss).
/(2)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   For the year ended December 31, 2009, there were no active cash flow hedges.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                    2011   2010   2009
---------------------                                                    ----- -----  ------
Derivatives qualifying as effective accounting hedges as of January 1... $16.8 $12.4  $ 46.1
Current period increases (decreases) in fair value......................  34.8   4.7   (33.7)
Reclassification to net (income) loss...................................   0.2  (0.3)     --
                                                                         ----- -----  ------
Derivatives qualifying as effective accounting hedges as of December 31. $51.8 $16.8  $ 12.4
                                                                         ===== =====  ======

   Derivatives qualifying as effective accounting hedges contained $51.7 million, $16.5 million and $11.9 million, net of taxes, for the years ended December 31, 2011, 2010 and 2009, respectively, from our investment in GLICNY. The $51.7 million, net of taxes, recorded in stockholder's equity as of December 31, 2011 is

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

expected to be reclassified to future net income (loss) through our equity in income of unconsolidated subsidiary. There are no amounts expected to be reclassified to future income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments. No amounts were reclassified to net income (loss) during the years ended December 31, 2011, 2010 and 2009 in connection with forecasted transactions that were no longer considered probable of occurring.

   Fair Value Hedges

   Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income (loss). In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income (loss). We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various fair value exposures of investments.

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2011:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                       ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......    $  1.5      gains (losses)        $(4.8)         income            $(1.4)     gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.     (39.2)     gains (losses)         45.7     Interest credited       39.1      gains (losses)
                          ------                            -----                            -----
   Total..............    $(37.7)                           $40.9                            $37.7
                          ======                            =====                            =====

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2010:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                       ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......    $  2.8      gains (losses)        $(5.6)         income            $(2.5)     gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.     (37.6)     gains (losses)         (0.1)    Interest credited       37.3      gains (losses)
                          ------                            -----                            -----
   Total..............    $(34.8)                           $(5.7)                           $34.8
                          ======                            =====                            =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2009:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                       ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......    $  5.3      gains (losses)        $(8.9)         income            $(5.6)     gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.     (46.6)     gains (losses)         75.3     Interest credited       44.5      gains (losses)
                          ------                            -----                            -----
   Total..............    $(41.3)                           $66.4                            $38.9
                          ======                            =====                            =====

   The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income (loss) effects of the derivative instruments that are presented in the same location as the income (loss) activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps, swaptions and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and
(v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain products that are required to be bifurcated as embedded derivatives.

   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                   CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                      2011    2010     2009            IN NET INCOME (LOSS)
---------------------                    -------  ------  -------  ----------------------------------------
Interest rate swaps..................... $   3.3  $145.7  $(238.2)      Net investment gains (losses)
Equity return swaps.....................     2.1   (11.2)      --       Net investment gains (losses)
Credit default swaps....................     0.2     1.0      6.5       Net investment gains (losses)
Equity index options....................     0.8   (69.2)  (114.1)      Net investment gains (losses)
Financial futures.......................   150.3   (99.0)  (199.7)      Net investment gains (losses)
Limited guarantee.......................   (17.2)   (6.9)    24.5       Net investment gains (losses)
GMWB embedded derivatives...............  (287.6)   57.7    635.5       Net investment gains (losses)
                                         -------  ------  -------
   Total derivatives not designated as
     hedges............................. $(148.1) $ 18.1  $ 114.5
                                         =======  ======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Derivative Counterparty Credit Risk

   As of December 31, 2011 and 2010, net fair value assets by counterparty totaled $49.9 million and $81.1 million, respectively. As of December 31, 2011 and 2010, net fair value liabilities by counterparty totaled $1.5 million and $4.7 million, respectively. As of December 31, 2011 and 2010, we retained collateral of $38.3 million and $68.2 million, respectively, related to these agreements, including over collateralization of $5.4 million and $9.7 million, respectively, from certain counterparties. As of December 31, 2011 and 2010, we posted no collateral to derivative counterparties.

   All of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2011 and 2010, we could have been allowed to claim up to $17.0 million and $22.6 million, respectively, from counterparties and required to disburse up to $1.5 million and $4.7 million, respectively. This represented the net fair value of gains and losses by counterparty, less available collateral held.

   Credit Derivatives

   We sell protection under single name credit default swaps in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2011                        2010
                                               --------------------------- ---------------------------
                                               NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                           VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                          -------- ------ ----------- -------- ------ -----------
Reference entity credit rating and maturity:
AA
   Matures after one year through five years..  $ 6.0    $ --     $ --      $ 6.0    $0.1      $--
   Matures after five years through ten years.    5.0      --       --        5.0      --       --
A
   Matures after one year through five years..   16.5     0.1      0.1       16.5     0.2       --
BBB
   Matures after one year through five years..   23.6     0.3       --       23.6     0.6       --
   Matures after five years through ten years.    5.0      --       --        5.0      --       --
                                                -----    ----     ----      -----    ----      ---
   Total credit default swaps on single name
     reference entities.......................  $56.1    $0.4     $0.1      $56.1    $0.9      $--
                                                =====    ====     ====      =====    ====      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


(5) DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2011      2010    2009/(1)/
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $3,255.0  $3,150.8  $3,137.3
   Costs deferred.................................................    345.3     270.2     185.6
   Amortization, net of interest accretion........................   (136.1)   (166.0)   (203.0)
   Cumulative effect of changes in accounting.....................       --        --      (4.5)
   Reinsurance transactions/(2)/..................................      3.8        --      35.4
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  3,468.0   3,255.0   3,150.8
   Accumulated effect of net unrealized investment (gains) losses.   (121.0)    (28.8)     29.3
                                                                   --------  --------  --------
Balance as of December 31......................................... $3,347.0  $3,226.2  $3,180.1
                                                                   ========  ========  ========

--------
/(1)/On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net unfavorable impact of $0.9 million on DAC.
/(2)/See note 7 for a discussion of reinsurance transactions.

   We regularly review DAC to determine if it is recoverable from future income. As of December 31, 2011 and 2010, we believe all of our businesses have sufficient future income and therefore the related DAC is recoverable. Loss recognition testing of our variable annuity products in our Runoff segment resulted in an increase in amortization of DAC of $49.0 million in 2009 reflecting unfavorable equity market performance.

(6) INTANGIBLE ASSETS AND GOODWILL

   The following table presents our intangible assets as of December 31:

                                                       2011                  2010
                                               --------------------  --------------------
                                                GROSS                 GROSS
                                               CARRYING ACCUMULATED  CARRYING ACCUMULATED
(AMOUNTS IN MILLIONS)                           AMOUNT  AMORTIZATION  AMOUNT  AMORTIZATION
---------------------                          -------- ------------ -------- ------------
PVFP..........................................  $571.4    $(408.4)    $653.1    $(353.3)
Capitalized software..........................   174.3     (130.7)     162.3     (115.7)
Deferred sales inducements to contractholders.    43.1      (24.1)      42.9      (19.8)
Other.........................................     2.5       (2.5)       2.5       (2.5)
                                                ------    -------     ------    -------
   Total......................................  $791.3    $(565.7)    $860.8    $(491.3)
                                                ======    =======     ======    =======

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2011, 2010 and 2009 was $70.1 million, $51.1 million and $38.0 million, respectively. Amortization expense related to deferred sales inducements of $4.3 million, $2.3 million and $7.0 million, respectively, for the years ended December 31, 2011, 2010 and 2009 was included in benefits and other changes in policy reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2011    2010   2009/(1)/
---------------------                                              -------  ------  --------
Unamortized balance as of January 1............................... $ 337.8  $375.1   $406.4
   Amortization...................................................   (72.6)  (57.8)   (47.8)
   Interest accreted at 5.6%, 5.8% and 5.7%.......................    17.5    20.5     22.3
   Cumulative effect of change in accounting......................      --      --     (5.8)
                                                                   -------  ------   ------
Unamortized balance as of December 31.............................   282.7   337.8    375.1
   Accumulated effect of net unrealized investment (gains) losses.  (119.7)  (38.0)    34.2
                                                                   -------  ------   ------
Balance as of December 31......................................... $ 163.0  $299.8   $409.3
                                                                   =======  ======   ======

--------
/(1)/On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $0.1 million on PVFP.

   The percentage of the December 31, 2011 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                   2012. 4.7%
                                   2013. 3.6%
                                   2014. 5.0%
                                   2015. 7.1%
                                   2016. 9.3%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   (b) Goodwill

   Our goodwill balance for our U.S. Life Insurance segment was $450.9 million as of December 31, 2011 and 2010.

   Goodwill impairment losses

   There were no goodwill impairment charges recorded in 2011, 2010 or 2009. Continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill.

(7) REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies and affiliates. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We did not have any significant concentrations of reinsurance with reinsurers other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), a third-party reinsurer, and our affiliates, Brookfield Life and Annuity Insurance Company Ltd ("BLAIC") and Brookfield Life Assurance Company Limited ("BLAC").

   As of December 31, 2011, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2011 and 2010, we had $2.4 billion and $3.0 billion, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2011 and 2010, we had a reinsurance recoverable of $6,832.4 million and $7,011.0 million, respectively, associated with UFLIC.

   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of GE, agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC.

   We have term and universal life insurance policies ceded to BLAIC. As of December 31, 2011, total life insurance ceded to BLAIC was $57,014.8 million. As of December 31, 2010, total life insurance ceded to BLAC was $60,480.7 million. In 2011, BLAC novated all of the life insurance policies assumed from us to BLAIC.

   We have term and universal life insurance policies assumed from GLIC. As of December 31, 2011 and 2010, we had reserves of $801.4 million and $473.6 million, respectively, associated with these policies. In 2011, we assumed an additional in-force block of universal life insurance policies from GLIC, which resulted in the addition of $35.5 million of DAC. We also have term and universal life insurance policies ceded to GLIC. As of December 31, 2011 and 2010, we had a reinsurance recoverable of $364.8 million and $362.9 million, respectively, associated with GLIC.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   In October 2011, Genworth completed the sale of its Medicare supplement insurance business. The transaction included the reinsurance of our Medicare supplement insurance which reduced our DAC by $31.7 million. We received a net ceding commission of $12.1 million and recorded a reinsurance recoverable of $18.6 million as of December 31, 2011 related to the reinsurance transaction.

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves ceded to those external reinsurers. We had pledged fixed maturity securities and commercial mortgage loans of $818.2 million and $52.9 million, respectively, as of December 31, 2011 and $619.4 million and $64.3 million, respectively, as of December 31, 2010 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

   On January 24, 2012, GLAIC ceded term life insurance policies to a third-party reinsurer that were previously reinsured to River Lake III, our wholly-owned subsidiary. In connection with the reinsurance transaction, a majority of the assets held by River Lake III were sold to third parties and affiliates, and all $750.0 million of River Lake III's non-recourse funding obligations will be redeemed. The reinsurance transaction will result in a U.S. GAAP after-tax loss of approximately $91.5 million that will be recorded in the first quarter of 2012.

   The following table sets forth net life insurance in-force as of December 31:

 (AMOUNTS IN MILLIONS)                      2011         2010         2009
 ---------------------                  -----------  -----------  -----------
 Direct life insurance in-force........ $ 563,508.8  $ 554,329.6  $ 552,476.5
 Amounts assumed from other companies..   129,722.9    113,037.6     97,649.3
 Amounts ceded to other companies/(1)/.  (285,945.5)  (272,580.2)  (293,873.7)
                                        -----------  -----------  -----------
 Net life insurance in-force........... $ 407,286.2  $ 394,787.0  $ 356,252.1
                                        ===========  ===========  ===========
 Percentage of amount assumed to net...        31.9%        28.6%        27.4%
                                        ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                                WRITTEN                       EARNED
                                     ----------------------------  ----------------------------
(AMOUNTS IN MILLIONS)                  2011      2010      2009      2011      2010      2009
---------------------                --------  --------  --------  --------  --------  --------
Direct.............................. $1,005.7  $1,086.0  $1,126.9  $1,009.0  $1,087.6  $1,128.8
Assumed.............................    156.1     165.4     172.8     156.1     165.4     172.8
Ceded...............................   (324.8)   (340.8)   (338.3)   (327.3)   (341.3)   (319.2)
                                     --------  --------  --------  --------  --------  --------
Net premiums........................ $  837.0  $  910.6  $  961.4  $  837.8  $  911.7  $  982.4
                                     ========  ========  ========  ========  ========  ========
Percentage of amount assumed to net.                                   18.6%     18.1%     17.6%
                                                                   ========  ========  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,045.8 million, $1,002.8 million and $1,039.1 million during 2011, 2010 and 2009, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


(8) INSURANCE RESERVES

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 MORTALITY/
                                                 MORBIDITY    INTEREST RATE
(AMOUNTS IN MILLIONS)                            ASSUMPTION    ASSUMPTION     2011     2010
---------------------                            ----------   ------------- -------- --------
Structured settlements with life contingencies..        /(1)/  2.5% - 8.0%  $5,268.6 $5,335.8
Traditional life insurance contracts............        /(2)/  2.5% - 7.5%   2,500.2  2,451.7
Annuity contracts with life contingencies.......        /(1)/  2.5% - 8.0%   1,864.1  1,908.5
Accident and health insurance contracts.........        /(3)/  4.5% - 7.0%      77.0     78.6
Supplementary contracts with life contingencies.        /(1)/  2.5% - 8.0%      46.1     46.8
                                                                            -------- --------
Total future policy benefits....................                            $9,756.0 $9,821.4
                                                                            ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the U.S.
     Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
/(2)/Principally modifications of the 1965-70 or 1975-80 Select and Ultimate
     Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S.
     Annuity Table.

   Assumptions as to persistency are based on company experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

    (AMOUNTS IN MILLIONS)                                 2011      2010
    ---------------------                               --------- ---------
    Annuity contracts.................................. $ 2,490.9 $ 2,227.1
    Structured settlements without life contingencies..   1,215.8   1,293.7
    FABNs, funding agreements and GICs.................   1,018.5   1,852.9
    Supplementary contracts without life contingencies.     369.6     260.2
    Variable universal life insurance contracts........      20.4      20.7
                                                        --------- ---------
       Total investment contracts......................   5,115.2   5,654.6
    Universal life insurance contracts.................   5,251.8   4,898.2
                                                        --------- ---------
       Total policyholder account balances............. $10,367.0 $10,552.8
                                                        ========= =========

   We are a member of the Federal Home Loan Bank (the "FHLB") program and held $36.7 million and $46.5 million of common stock, respectively, related to our membership as of December 31, 2011 and 2010 which was included in equity securities. We issued funding agreements to the FHLB and have letters of credit with the FHLB which have not been drawn upon. The FHLB has been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by us, the FHLB recovery on the collateral is limited to the amount

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

of our funding agreement liabilities to the FHLB. The amount of funding agreements issued to the FHLB was $140.0 million as of December 31, 2011 and 2010, which was included in policyholder account balances. We had letters of credit related to the FHLB of $462.4 million as of December 31, 2011 and 2010. These funding agreements and letters of credit were collateralized by fixed maturity securities with a fair value of $654.8 million and $645.1 million as of December 31, 2011 and 2010, respectively.

   Certain Nontraditional Long-Duration Contracts

   Our variable annuity contracts provide a basic GMDB which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits; we also have some GMWBs and guaranteed annuitization benefits.

   As of December 31, 2011 and 2010, our liability associated with certain nontraditional long-duration contracts was approximately $7,126.9 million and $7,737.7 million, respectively.

   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                  2011     2010
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,562.3 $2,799.1
   Net amount at risk...................................................... $   61.0 $   33.5
   Average attained age of contractholders.................................       70       70
   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $3,528.2 $4,088.0
   Net amount at risk...................................................... $  392.8 $  278.7
   Average attained age of contractholders.................................       70       70
Account values with living benefit guarantees:
   GMWBs................................................................... $3,557.0 $3,956.2
   Guaranteed annuitization benefits....................................... $1,411.9 $1,570.3

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $23.3 million and $12.8 million as of December 31, 2011 and 2010, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate account.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2011 and 2010, our exposure related to GMWB and guaranteed

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

annuitization benefit contracts that were considered "in the money" was $910.1 million and $613.3 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of December 31:

                    (AMOUNTS IN MILLIONS)    2011     2010
                    ---------------------  -------- --------
                     Balanced funds....... $3,426.9 $3,798.1
                     Equity funds.........    831.8    895.9
                     Bond funds...........    670.9    755.8
                     Money market funds...     26.9     46.0
                     Other................     12.3     30.7
                                           -------- --------
                        Total............. $4,968.8 $5,526.5
                                           ======== ========

(9) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (AMOUNTS IN MILLIONS)                     2011     2010     2009
       ---------------------                   -------  -------  -------
       Beginning as of January 1.............. $ 310.3  $ 294.9  $ 280.9
       Less reinsurance recoverables..........  (126.5)  (124.8)  (112.0)
                                               -------  -------  -------
          Net balance as of January 1.........   183.8    170.1    168.9
                                               -------  -------  -------
       Incurred related to insured events of:
          Current year........................   729.2    720.7    565.3
          Prior years.........................    11.4     13.7     29.6
                                               -------  -------  -------
              Total incurred..................   740.6    734.4    594.9
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (621.6)  (599.1)  (548.6)
          Prior years.........................  (115.1)  (121.6)   (45.1)
                                               -------  -------  -------
              Total paid......................  (736.7)  (720.7)  (593.7)
                                               -------  -------  -------
          Net balance as of December 31.......   187.7    183.8    170.1
       Add reinsurance recoverables...........   125.0    126.5    124.8
                                               -------  -------  -------
       Balance as of December 31.............. $ 312.7  $ 310.3  $ 294.9
                                               =======  =======  =======

   As described in note 2, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our life and long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in economic conditions, mortality, morbidity and medical costs.

   For 2011, the increase in the ending liability for policy and contract claims was primarily attributable to our life insurance products from an increase in average policy claim amounts as compared to 2010.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   During 2011, 2010 and 2009, we strengthened reserves by $11.4 million, $13.7 million and $29.6 million, respectively, as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2011, we strengthened prior year reserves related to our life insurance products by $11.2 million from $230.1 million as of December 31, 2010. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves.

   In 2010, we strengthened prior year reserves related to our life insurance products by $15.2 million from $230.2 million as of December 31, 2009. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves.

   In 2009, we strengthened prior year reserves related to our life insurance products by $31.6 million from $213.4 million as of December 31, 2008. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves.

   For our other businesses, the remaining development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liquidity.

(10) NON-RECOURSE FUNDING OBLIGATIONS

   We issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

   The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

                (AMOUNTS IN MILLIONS)
                ---------------------
                ISSUANCE                         2011     2010
                --------                       -------- --------
                River Lake I, due 2033/(1)/... $  600.0 $  600.0
                River Lake I, due 2033/(2)/...    500.0    500.0
                River Lake II, due 2035/(1)/..    300.0    300.0
                River Lake II, due 2035/(2)/..    550.0    550.0
                River Lake III, due 2036/(1)/.    500.0    500.0
                River Lake III, due 2036/(2)/.    250.0    250.0
                River Lake IV, due 2028/(2)/..    516.0    522.0
                Rivermont I, due 2050/(1)/....    315.0    315.0
                                               -------- --------
                   Total...................... $3,531.0 $3,537.0
                                               ======== ========

--------
/(1)/Accrual of interest based on one-month London Interbank Offered Rate
     ("LIBOR") that resets every 28 days plus a fixed margin.
/(2)/Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. We have provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), which we consider remote, we may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law, except for non-recourse funding obligations issued by River Lake IV, a Bermuda domiciled insurance company. River Lake IV may repay principal up to 15% of its capital without prior approval. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   On March 25, 2011, River Lake IV repaid $6.0 million of its total outstanding $22.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. On March 25, 2010, River Lake IV repaid $6.0 million of its total outstanding $28.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. On March 25, 2009, River Lake IV repaid $12.0 million of its total outstanding $40.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments.

   On December 9, 2011, GLIC commenced a tender offer to purchase all of the outstanding non-recourse funding obligations issued by River Lake III. The tender offer was deemed successful on January 20, 2012 and GLIC subsequently purchased a majority of the outstanding securities. River Lake III expects to redeem all $750.0 million of its non-recourse funding obligations owned by GLIC and third-party investors in the first quarter of 2012.

   The weighted-average interest rates on the non-recourse funding obligations as of December 31, 2011 and 2010 were 1.4% and 1.5%, respectively.

(11) INCOME TAXES

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

    (AMOUNTS IN MILLIONS)                            2011    2010     2009
    ---------------------                          -------  ------  -------
    Current federal income taxes.................. $(198.1) $ (3.7) $ 257.0
    Deferred federal income taxes.................   213.3   (31.1)  (289.2)
                                                   -------  ------  -------
       Total federal income taxes.................    15.2   (34.8)   (32.2)
                                                   -------  ------  -------
    Current state income taxes....................    (0.5)    0.2     (3.3)
    Deferred state income taxes...................     0.7    (1.4)    (0.5)
                                                   -------  ------  -------
       Total state income taxes...................     0.2    (1.2)    (3.8)
                                                   -------  ------  -------
       Total provision (benefit) for income taxes. $  15.4  $(36.0) $ (36.0)
                                                   =======  ======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   As of December 31, 2011 and 2010, the current federal income tax payable was $21.4 million and $132.0 million, respectively, and was included in other liabilities in the consolidated balance sheets. The current state income tax receivable was $2.9 million and $2.5 million, respectively, as of December 31, 2011 and 2010 and was included in other assets in the consolidated balance sheets.

   In 2011, 2010 and 2009, we recorded $5.1 million, $4.5 million and $5.8 million, respectively, in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The dividend was offset by a decrease in tax expense resulting in no net impact to total stockholder's equity.

   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

                                                               2011   2010   2009
                                                              -----  -----   ----
Statutory U.S. federal income tax rate.......................  35.0%  35.0%  35.0%
Increase (reduction) in rate resulting from:
   State income tax, net of federal income tax effect........   0.1   (4.4)   6.0
   Tax benefits related to separation from our former parent.    --  (78.5)    --
   Benefit on tax favored investments........................ (17.5) (36.2)  42.2
   Interest on uncertain tax positions.......................    --   (5.5)   2.7
   Other, net................................................  (0.5)  (4.9)   0.4
                                                              -----  -----   ----
Effective rate...............................................  17.1% (94.5)% 86.3%
                                                              =====  =====   ====

   In connection with the initial public offering ("IPO") of our ultimate parent company, Genworth, and the 2004 separation from GE, its former parent, we, along with Genworth, made certain joint tax elections and realized certain tax benefits. During 2010, the Internal Revenue Service ("IRS") completed an examination of GE's 2004 tax return, including these tax impacts. In 2010, we recognized $29.9 million of previously uncertain tax benefits related to the separation. Additionally, we recorded $29.7 million as a reduction to retained earnings and $14.0 million as additional paid-in capital related to the 2004 separation.

   The components of the net deferred income tax liability were as follows as of December 31:

      (AMOUNTS IN MILLIONS)                                2011     2010
      ---------------------                              -------- --------
      Assets:
         Investments.................................... $  219.6 $  343.1
         Net unrealized losses on investment securities.       --     88.6
         Accrued expenses...............................     25.5      6.8
         Net operating loss carryforwards...............    566.1    656.5
         Other..........................................     65.8       --
                                                         -------- --------
             Total deferred income tax assets...........    877.0  1,095.0
                                                         -------- --------
      Liabilities:
         Insurance reserves............................. $  877.4 $  768.2
         Net unrealized gains on investment securities..     55.5       --
         Net unrealized gains on derivatives............       --      0.1
         PVFP...........................................     96.2    116.7
         DAC............................................    990.1    877.2
         Other..........................................       --    112.6
                                                         -------- --------
             Total deferred income tax liabilities......  2,019.2  1,874.8
                                                         -------- --------
             Net deferred income tax liability.......... $1,142.2 $  779.8
                                                         ======== ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Based on our analysis, we believe it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable us to realize the remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss carryforwards amounted to $1,617.4 million as of December 31, 2011, and if unused, will expire beginning in 2022.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

     (AMOUNTS IN MILLIONS)                          2011    2010    2009
     ---------------------                         ------  ------  ------
     Balance as of January 1...................... $106.5  $107.9  $ 67.8
     Tax positions related to the current period:
        Gross additions...........................    9.0     7.6    54.3
        Gross reductions..........................     --      --    (1.7)
     Tax positions related to the prior years:
        Gross additions...........................    4.6    27.4     0.3
        Gross reductions..........................   (7.6)  (36.4)  (12.8)
                                                   ------  ------  ------
     Balance as of December 31.................... $112.5  $106.5  $107.9
                                                   ======  ======  ======

   The total amount of unrecognized tax benefits was $112.5 million as of December 31, 2011, of which $1.4 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the year ended
December 31, 2011, we did not incur any interest or penalties. During the years ended 2010 and 2009, we recorded benefits of approximately $3.2 million and $1.8 million, respectively, related to interest and penalties. We had approximately $2.4 million and $1.2 million, respectively, of interest and penalties accrued as of December 31, 2011 and 2010.

   For tax years prior to 2011, we filed U.S. Federal income tax returns (included in the GLIC consolidated life returns) and various state and local tax returns. With few exceptions, we are no longer subject to U.S. Federal tax examinations for years through 2006. Exceptions include several refund claims for pre-2005 years. Any exposure with respect to these pre-2006 years has been sufficiently reserved for and is recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. Federal examinations. The IRS has recently submitted a Revenue Agent Reports ("RAR") with respect to its completion of its review of the Company's U.S. income tax returns for the 2007 and 2008 tax years. The RAR has disagreement issues which have been timely protested and are currently under the jurisdiction of the IRS appeals division. We were included in a consolidated return with its former parent, GE, in 2004 before the IPO. The IRS has completed its examination of this GE consolidated return and the appropriate adjustments under the Tax Matters Agreement and other tax sharing arrangements with GE are still in process.

   We believe it is reasonably possible that in 2012, as a result of our open audits and appeals, up to $101.5 million of unrecognized tax benefits related to certain life insurance deductions will be recognized.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Genworth, our ultimate parent, intends to change its tax return filing elections for tax year 2011, and will file a single consolidated federal income tax return. This consolidated return will include all eligible affiliated life insurance companies, non-life insurance companies and non-insurance companies.

(12) SUPPLEMENTAL CASH FLOW INFORMATION

   Net cash received (paid) for taxes was $82.5 million, $58.6 million and $(51.3) million for the years ended December 31, 2011, 2010 and 2009, respectively. Cash paid for interest primarily related to our non-recourse funding obligations was $94.7 million, $93.9 million and $72.6 for the years ended December 31, 2011, 2010 and 2009, respectively.

   For a discussion of capital contributions paid to our unconsolidated subsidiary and capital contributions received from our parent, see note 17.

   The following table details these transactions as well as other non-cash items for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                  2011 2010 2009
---------------------                                                  ---- ---- -----
Supplemental schedule of non-cash investing and financing activities:
   Capital contribution to unconsolidated subsidiary.................. $ -- $ -- $51.7
   Tax contingencies and other tax related items......................  5.1  4.5   5.8
                                                                       ---- ---- -----
   Total non-cash transactions........................................ $5.1 $4.5 $57.5
                                                                       ==== ==== =====

(13) RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $186.4 million, $223.8 million and $171.7 million for the years ended December 31, 2011, 2010 and 2009, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $53.1 million, $60.0 million and $26.7 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   We pay Genworth, our ultimate parent, for investment-related services. We paid $17.7 million, $16.3 million and $18.6 million to Genworth in 2011, 2010 and 2009, respectively, for investment-related services.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2011, 2010 and 2009, we incurred no interest expense under this agreement. We pay interest at the cost of funds of GNA, which was 0.3%, 0.3% and 0.2%, for the years ended December 31, 2011, 2010 and 2009, respectively. GNA owed us $0.4 million and $0.5 million as of December 31, 2011 and 2010, respectively, which was included in other assets in the consolidated balance sheets. During 2011, 2010 and 2009, there were no borrowings under this agreement.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the year ended December 31, 2011, we recorded $9.4 million in retained earnings related to losses from the sale of securities to affiliates. For the year ended December 31, 2010, we recorded $1.6 million in additional paid-in capital related to gains associated with the sale of securities to affiliates. For the year ended December 31, 2009, we recorded $10.2 million in retained earnings related to losses associated with the sale of securities to affiliates.

   We also recorded $17.6 million in additional paid-in-capital for the year ended December 31, 2011 from a reinsurance gain related to the policies assumed from GLIC.

(14) FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Restricted commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments and limited partnerships accounted for under the cost method.

   Non-recourse funding obligations. Based on the then-current coupon, revalued based on LIBOR and current spread assumption based on commercially available data. The model is a floating rate coupon model using the spread assumption to derive the valuation.

   Borrowings related to securitization entity. Based on market quotes or comparable market transactions.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following represents the fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                                  2011                            2010
                                                     ------------------------------- -------------------------------
                                                      NOTIONAL   CARRYING             NOTIONAL   CARRYING
(AMOUNTS IN MILLIONS)                                  AMOUNT     AMOUNT  FAIR VALUE   AMOUNT     AMOUNT  FAIR VALUE
---------------------                                --------    -------- ---------- --------    -------- ----------
Assets:
   Commercial mortgage loans........................  $    /(1)/ $1,836.5  $1,940.0   $    /(1)/ $2,109.3  $2,122.2
   Restricted commercial mortgage loans/(2)/........       /(1)/     86.1      98.3        /(1)/    111.8     126.9
   Other invested assets............................       /(1)/     93.9      94.7        /(1)/     66.5      73.2
Liabilities:
   Non-recourse funding obligations/(3)/............       /(1)/  3,531.0   2,353.0        /(1)/  3,537.0   2,230.6
   Borrowings related to securitization entity/(2)/.       /(1)/     88.0      88.0        /(1)/    114.3     114.3
   Investment contracts.............................       /(1)/  5,115.2   5,526.9        /(1)/  5,654.6   6,058.8
Other firm commitments:
   Commitments to fund limited partnerships.........   27.7            --        --    36.4            --        --

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 15 for additional information related to our consolidated securitization entity.
/(3)/See note 10 for additional information related to borrowings.

   Recurring Fair Value Measurements

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   Fixed maturity, equity and trading securities

   The valuations of fixed maturity, equity and trading securities are determined using a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from third-party pricing services as well as third-party broker provided prices, or broker quotes, in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by third-party pricing services and broker quotes, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received; including an understanding of the assumptions and inputs utilized to determine the appropriate fair value.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quote valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs.

   For private fixed maturity securities, we utilize an internal model to determine fair value and utilize public bond spreads by sector, rating and maturity to develop the market rate that would be utilized for a similar public bond. We then add an additional premium to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. We assign each security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds to determine whether the spreads utilized would be considered observable inputs for the private placement being valued. To determine the significance of unobservable inputs, we calculate the impact on the valuation from the unobservable input and will classify a security as Level 3 when the impact on the valuation exceeds 10%.

   For broker quotes, we consider the valuation methodology utilized by the third party but cannot typically obtain sufficient evidence to determine the valuation does not include significant unobservable inputs. Accordingly, we typically classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following tables summarize the primary sources considered when determining fair value of each class of fixed maturity securities as of December 31:

                                                                                      2011
                                                                      ------------------------------------
(AMOUNTS IN MILLIONS)                                                   TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                                                 --------- ------- --------- --------
U.S. government, agencies and government-sponsored enterprises:
   Pricing services.................................................. $ 1,195.5   $--   $ 1,195.5 $     --
   Internal models...................................................       1.1    --          --      1.1
                                                                      ---------   ---   --------- --------
       Total U.S. government, agencies and government-sponsored
         enterprises.................................................   1,196.6    --     1,195.5      1.1
                                                                      ---------   ---   --------- --------
Government--non-U.S.:
   Pricing services..................................................     142.4    --       142.4       --
                                                                      ---------   ---   --------- --------
       Total government--non-U.S.....................................     142.4    --       142.4       --
                                                                      ---------   ---   --------- --------
U.S. corporate:
   Pricing services..................................................   5,548.4    --     5,548.4       --
   Broker quotes.....................................................     103.2    --          --    103.2
   Internal models...................................................     933.0    --       204.8    728.2
                                                                      ---------   ---   --------- --------
       Total U.S. corporate..........................................   6,584.6    --     5,753.2    831.4
                                                                      ---------   ---   --------- --------
Corporate--non-U.S.:
   Pricing services..................................................   1,363.5    --     1,363.5       --
   Broker quotes.....................................................       1.4    --          --      1.4
   Internal models...................................................     528.4    --       170.3    358.1
                                                                      ---------   ---   --------- --------
       Total corporate--non-U.S......................................   1,893.3    --     1,533.8    359.5
                                                                      ---------   ---   --------- --------
Residential mortgage-backed:
   Pricing services..................................................   1,836.0    --     1,836.0       --
   Broker quotes.....................................................      10.1    --          --     10.1
   Internal models...................................................       1.2    --          --      1.2
                                                                      ---------   ---   --------- --------
       Total residential mortgage-backed.............................   1,847.3    --     1,836.0     11.3
                                                                      ---------   ---   --------- --------
Commercial mortgage-backed:
   Pricing services..................................................     755.9    --       755.9       --
   Broker quotes.....................................................      10.4    --          --     10.4
   Internal models...................................................       5.2    --          --      5.2
                                                                      ---------   ---   --------- --------
       Total commercial mortgage-backed..............................     771.5    --       755.9     15.6
                                                                      ---------   ---   --------- --------
Other asset-backed:
   Pricing services..................................................   1,286.3    --     1,286.3       --
   Broker quotes.....................................................     118.5    --          --    118.5
   Internal models...................................................       2.9    --         2.9       --
                                                                      ---------   ---   --------- --------
       Total other asset-backed......................................   1,407.7    --     1,289.2    118.5
                                                                      ---------   ---   --------- --------
       Total fixed maturity securities............................... $13,843.4   $--   $12,506.0 $1,337.4
                                                                      =========   ===   ========= ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


                                                                                     2010
                                                                      -----------------------------------
(AMOUNTS IN MILLIONS)                                                   TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                                                 --------- ------- --------- -------
U.S. government, agencies and government-sponsored enterprises:
   Pricing services.................................................. $ 1,158.6   $--   $ 1,158.6 $   --
   Internal models...................................................       1.1    --          --    1.1
                                                                      ---------   ---   --------- ------
       Total U.S. government, agencies and government-sponsored
         enterprises.................................................   1,159.7    --     1,158.6    1.1
                                                                      ---------   ---   --------- ------
Government--non-U.S.:
   Pricing services..................................................     134.2    --       134.2     --
                                                                      ---------   ---   --------- ------
       Total government--non-U.S.....................................     134.2    --       134.2     --
                                                                      ---------   ---   --------- ------
U.S. corporate:
   Pricing services..................................................   5,174.8    --     5,174.8     --
   Broker quotes.....................................................      82.5    --          --   82.5
   Internal models...................................................   1,119.1    --       894.9  224.2
                                                                      ---------   ---   --------- ------
       Total U.S. corporate..........................................   6,376.4    --     6,069.7  306.7
                                                                      ---------   ---   --------- ------
Corporate--non-U.S.:
   Pricing services..................................................   1,336.9    --     1,336.9     --
   Broker quotes.....................................................      43.9    --          --   43.9
   Internal models...................................................     615.8    --       556.9   58.9
                                                                      ---------   ---   --------- ------
       Total corporate--non-U.S......................................   1,996.6    --     1,893.8  102.8
                                                                      ---------   ---   --------- ------
Residential mortgage-backed:
   Pricing services..................................................   1,340.6    --     1,340.6     --
   Broker quotes.....................................................      33.9    --          --   33.9
   Internal models...................................................       6.4    --          --    6.4
                                                                      ---------   ---   --------- ------
       Total residential mortgage-backed.............................   1,380.9    --     1,340.6   40.3
                                                                      ---------   ---   --------- ------
Commercial mortgage-backed:
   Pricing services..................................................     887.0    --       887.0     --
   Broker quotes.....................................................      11.4    --          --   11.4
   Internal models...................................................       8.5    --          --    8.5
                                                                      ---------   ---   --------- ------
       Total commercial mortgage-backed..............................     906.9    --       887.0   19.9
                                                                      ---------   ---   --------- ------
Other asset-backed:
   Pricing services..................................................   1,587.2    --     1,529.7   57.5
   Broker quotes.....................................................      76.8    --          --   76.8
   Internal models...................................................       4.2    --         4.2     --
                                                                      ---------   ---   --------- ------
       Total other asset-backed......................................   1,668.2    --     1,533.9  134.3
                                                                      ---------   ---   --------- ------
       Total fixed maturity securities............................... $13,622.9   $--   $13,017.8 $605.1
                                                                      =========   ===   ========= ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following tables summarize the primary sources considered when determining fair value of equity securities as of December 31:

                                                   2011
                                       -----------------------------
           (AMOUNTS IN MILLIONS)       TOTAL LEVEL 1 LEVEL 2 LEVEL 3
           ---------------------       ----- ------- ------- -------
           Pricing services........... $19.3  $18.3   $1.0    $  --
           Broker quotes..............   3.1     --     --      3.1
           Internal models............  36.7     --     --     36.7
                                       -----  -----   ----    -----
              Total equity securities. $59.1  $18.3   $1.0    $39.8
                                       =====  =====   ====    =====

                                                   2010
                                       -----------------------------
           (AMOUNTS IN MILLIONS)       TOTAL LEVEL 1 LEVEL 2 LEVEL 3
           ---------------------       ----- ------- ------- -------
           Pricing services........... $20.4  $19.6   $0.8    $  --
           Broker quotes..............   3.9     --     --      3.9
           Internal models............  46.5     --     --     46.5
                                       -----  -----   ----    -----
              Total equity securities. $70.8  $19.6   $0.8    $50.4
                                       =====  =====   ====    =====

   The following tables summarize the primary sources considered when determining fair value of trading securities as of December 31:

                                                    2011
                                       ------------------------------
          (AMOUNTS IN MILLIONS)        TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
          ---------------------        ------ ------- ------- -------
          Pricing services............ $422.2   $--   $422.2   $  --
          Broker quotes...............   32.4    --       --    32.4
                                       ------   ---   ------   -----
             Total trading securities. $454.6   $--   $422.2   $32.4
                                       ======   ===   ======   =====

                                                    2010
                                       ------------------------------
          (AMOUNTS IN MILLIONS)        TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
          ---------------------        ------ ------- ------- -------
          Pricing services............ $233.6   $--   $233.6   $  --
          Broker quotes...............   40.5    --       --    40.5
                                       ------   ---   ------   -----
             Total trading securities. $274.1   $--   $233.6   $40.5
                                       ======   ===   ======   =====

   Securities lending and derivative counterparty collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Derivatives

   In determining the fair value of derivatives, we consider the counterparty collateral arrangements and rights of set-off when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk. As a result of these counterparty arrangements, we determined no adjustment for our non-performance risk was required to our derivative liabilities.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2. For certain other swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates and would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3.

   Credit default swaps. We have single name credit default swaps. We utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rate volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3.

   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

   Limited guarantee. The valuation of the limited guarantee is determined using an income approach. The primary inputs into the valuation represent policyholder behavior, such as lapses and mortality, and future interest rates to project future results to determine the scenarios when the limited guarantee payments, if any, would be required using probability weighted scenarios. As a result of the significant unobservable inputs associated with the assumptions used to project future results, the limited guarantee is classified as Level 3.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Prior to the third quarter of 2010, the discount rate was based on the swap curve, which incorporated the non-performance risk of our GMWB liabilities. Beginning in 2009, the swap curve dropped below the U.S. Treasury curve at certain points on the longer end of the curve, and in 2010, the points below the U.S. Treasury curve expanded to several points beyond 10 years. For these points on the curve, we utilized the U.S. Treasury curve as our discount rate through the second quarter of 2010. Beginning in the third quarter of 2010, we revised our discount rate to reflect market credit spreads that represent an adjustment for the non-performance risk of the GMWB liabilities. The credit spreads included in our discount rate range from 60 to 85 basis points over the most relevant points on the U.S. Treasury curve. As of December 31, 2011 and 2010, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $95.0 million and $38.8 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected near-term equity market volatility with more significance being placed on projected and recent historical data.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs. We evaluate the inputs and methodologies used to determine fair value based on how we expect a market participant would determine exit value. As stated above, there is no exit market or market participants for the GMWB embedded derivatives. Accordingly, we evaluate our inputs and resulting fair value based on a hypothetical exit market and hypothetical market participants. A hypothetical exit market could be viewed as a transaction that would closely resemble reinsurance. While reinsurance transactions for this type of product are not an observable input, we consider this type of hypothetical exit market, as appropriate, when evaluating our inputs and determining that our inputs are consistent with that of a hypothetical market participant.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following tables set forth our assets and liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                             2011
                                                             -------------------------------------
(AMOUNTS IN MILLIONS)                                          TOTAL   LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                        --------- -------- --------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises........................... $ 1,196.6 $     -- $ 1,195.5 $    1.1
          Government--non-U.S...............................     142.4       --     142.4       --
          U.S. corporate....................................   6,584.6       --   5,753.2    831.4
          Corporate--non-U.S................................   1,893.3       --   1,533.8    359.5
          Residential mortgage-backed.......................   1,847.3       --   1,836.0     11.3
          Commercial mortgage-backed........................     771.5       --     755.9     15.6
          Other asset-backed................................   1,407.7       --   1,289.2    118.5
                                                             --------- -------- --------- --------
          Total fixed maturity securities...................  13,843.4       --  12,506.0  1,337.4
                                                             --------- -------- --------- --------
       Equity securities....................................      59.1     18.3       1.0     39.8
                                                             --------- -------- --------- --------
       Other invested assets:
          Trading securities................................     454.6       --     422.2     32.4
          Derivative assets:
              Interest rate swaps...........................      30.5       --      25.2      5.3
              Credit default swaps..........................       0.4       --       0.4       --
              Equity index options..........................      22.6       --        --     22.6
              Equity return swaps...........................       6.6       --       6.6       --
              Limited guarantee.............................       5.9       --        --      5.9
                                                             --------- -------- --------- --------
              Total derivative assets.......................      66.0       --      32.2     33.8
                                                             --------- -------- --------- --------
          Securities lending collateral.....................      41.3       --      41.3       --
          Derivatives counterparty collateral...............       9.9       --       9.9       --
                                                             --------- -------- --------- --------
          Total other invested assets.......................     571.8       --     505.6     66.2
                                                             --------- -------- --------- --------
   Reinsurance recoverable/(1)/.............................      13.9       --        --     13.9
   Separate account assets..................................   9,231.7  9,231.7        --       --
                                                             --------- -------- --------- --------
          Total assets...................................... $23,719.9 $9,250.0 $13,012.6 $1,457.3
                                                             ========= ======== ========= ========
Liabilities
   Policyholder account balances/(2)/....................... $   433.6 $     -- $      -- $  433.6
   Derivative liabilities:
       Interest rate swaps..................................       8.8       --       8.8       --
       Credit default swaps.................................       0.1       --       0.1       --
       Equity return swaps..................................       2.8       --       2.8       --
                                                             --------- -------- --------- --------
       Total derivative liabilities.........................      11.7       --      11.7       --
                                                             --------- -------- --------- --------
          Total liabilities................................. $   445.3 $     -- $    11.7 $  433.6
                                                             ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                              2010
                                                             -------------------------------------
(AMOUNTS IN MILLIONS)                                          TOTAL     LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                        ---------  --------- --------- -------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises........................... $ 1,159.7  $      -- $ 1,158.6 $  1.1
          Government--non-U.S...............................     134.2         --     134.2     --
          U.S. corporate....................................   6,376.4         --   6,069.7  306.7
          Corporate--non-U.S................................   1,996.6         --   1,893.8  102.8
          Residential mortgage-backed.......................   1,380.9         --   1,340.6   40.3
          Commercial mortgage-backed........................     906.9         --     887.0   19.9
          Other asset-backed................................   1,668.2         --   1,533.9  134.3
                                                             ---------  --------- --------- ------
          Total fixed maturity securities...................  13,622.9         --  13,017.8  605.1
                                                             ---------  --------- --------- ------
       Equity securities....................................      70.8       19.6       0.8   50.4
                                                             ---------  --------- --------- ------
       Other invested assets:
          Trading securities................................     274.1         --     233.6   40.5
          Derivative assets:
              Interest rate swaps...........................      67.6         --      63.0    4.6
              Credit default swaps..........................       0.9         --       0.9     --
              Equity index options..........................      30.9         --        --   30.9
              Limited guarantee.............................      23.0         --        --   23.0
                                                             ---------  --------- --------- ------
              Total derivative assets.......................     122.4         --      63.9   58.5
                                                             ---------  --------- --------- ------
          Securities lending collateral.....................     119.2         --     119.2     --
          Derivatives counterparty collateral...............       7.4         --       7.4     --
                                                             ---------  --------- --------- ------
          Total other invested assets.......................     523.1         --     424.1   99.0
                                                             ---------  --------- --------- ------
   Reinsurance recoverable/(1)/.............................      (4.1)        --        --   (4.1)
   Separate account assets..................................  10,659.2   10,659.2        --     --
                                                             ---------  --------- --------- ------
          Total assets...................................... $24,871.9  $10,678.8 $13,442.7 $750.4
                                                             =========  ========= ========= ======
Liabilities
   Policyholder account balances/(2)/....................... $   107.8  $      -- $      -- $107.8
   Derivative liabilities:
       Interest rate swaps..................................      17.3         --      17.3     --
       Equity index options.................................       2.6         --        --    2.6
       Equity return swaps..................................       3.1         --       3.1     --
                                                             ---------  --------- --------- ------
       Total derivative liabilities.........................      23.0         --      20.4    2.6
                                                             ---------  --------- --------- ------
          Total liabilities................................. $   130.8  $      -- $    20.4 $110.4
                                                             =========  ========= ========= ======

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers into and out of Level 3, or between other levels, at the beginning fair value for the reporting period in which the changes occur. Our assessment of whether or not there were significant

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                            TOTAL REALIZED AND
                                             UNREALIZED GAINS
                                BEGINNING        (LOSSES)
                                 BALANCE   -------------------
                                  AS OF    INCLUDED IN                                                   TRANSFER TRANSFER
                                JANUARY 1, NET INCOME  INCLUDED                                            INTO    OUT OF
(AMOUNTS IN MILLIONS)              2011      (LOSS)     IN OCI  PURCHASES  SALES   ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------           ---------- ----------- -------- --------- -------  --------- ----------- -------- --------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......   $  1.1     $   --     $ 0.1    $   --   $    --    $ --      $  (0.1)   $   --   $  --
   U.S. corporate/(1)/.........    306.7       (8.6)     22.5      75.3     (17.0)     --        (30.5)    489.2    (6.2)
   Corporate--non-U.S./(1)/....    102.8      (11.0)     (7.4)     70.2     (53.0)     --        (21.4)    279.3      --
   Residential mortgage-
    backed.....................     40.3       (0.7)     (3.8)       --     (14.3)     --        (10.2)       --      --
   Commercial mortgage-
    backed.....................     19.9       (2.4)      1.4        --        --      --         (3.3)       --      --
   Other asset-backed..........    134.3         --       1.0       5.0      (7.5)     --        (14.3)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total fixed maturity
    securities.................    605.1      (22.7)     13.8     150.5     (91.8)     --        (79.8)    768.5    (6.2)
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Equity securities..............     50.4        1.3       0.3        --      (9.9)     --         (2.3)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Other invested assets:
   Trading securities..........     40.5        0.4        --        --        --      --         (8.5)       --      --
   Derivative assets:
      Interest rate swaps......      4.6         --        --       0.7        --      --           --        --      --
      Equity index
       options.................     30.9        1.3        --      26.3        --      --        (35.9)       --      --
      Limited guarantee........     23.0      (17.1)       --        --        --      --           --        --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
      Total derivative
       assets..................     58.5      (15.8)       --      27.0        --      --        (35.9)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total other invested
    assets.....................     99.0      (15.4)       --      27.0        --      --        (44.4)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Reinsurance recoverable/(2)/...     (4.1)      15.6        --        --        --     2.4           --        --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Total Level 3 assets...........   $750.4     $(21.2)    $14.1    $177.5   $(101.7)   $2.4      $(126.5)   $768.5   $(6.2)
                                  ======     ======     =====    ======   =======    ====      =======    ======   =====

                                             TOTAL GAINS
                                               (LOSSES)
                                             INCLUDED IN
                                   ENDING     NET INCOME
                                  BALANCE       (LOSS)
                                   AS OF     ATTRIBUTABLE
                                DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)               2011      STILL HELD
---------------------           ------------ ------------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......   $    1.1      $   --
   U.S. corporate/(1)/.........      831.4        (8.6)
   Corporate--non-U.S./(1)/....      359.5         0.8
   Residential mortgage-
    backed.....................       11.3          --
   Commercial mortgage-
    backed.....................       15.6        (2.4)
   Other asset-backed..........      118.5          --
                                  --------      ------
   Total fixed maturity
    securities.................    1,337.4       (10.2)
                                  --------      ------
Equity securities..............       39.8          --
                                  --------      ------
Other invested assets:
   Trading securities..........       32.4         0.4
   Derivative assets:
      Interest rate swaps......        5.3          --
      Equity index
       options.................       22.6         1.3
      Limited guarantee........        5.9       (17.1)
                                  --------      ------
      Total derivative
       assets..................       33.8       (15.8)
                                  --------      ------
   Total other invested
    assets.....................       66.2       (15.4)
                                  --------      ------
Reinsurance recoverable/(2)/...       13.9        15.6
                                  --------      ------
Total Level 3 assets...........   $1,457.3      $(10.0)
                                  ========      ======

--------
/(1)/The majority of the transfers into Level 3 during 2011 related to a reclassification of certain private securities valued using internal models which previously had not been identified as having significant unobservable inputs. Prior to 2011, these securities had been misclassified as Level 2. The remaining transfers into and out of Level 3 were primarily related to private fixed rate U.S. and non-U.S. corporate securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                                                   TOTAL GAINS
                                             TOTAL REALIZED AND                                                      (LOSSES)
                                              UNREALIZED GAINS    PURCHASES,                                       INCLUDED IN
                                 BEGINNING        (LOSSES)          SALES,                               ENDING     NET INCOME
                                  BALANCE   -------------------   ISSUANCES                             BALANCE       (LOSS)
                                   AS OF    INCLUDED IN              AND                    TRANSFER     AS OF     ATTRIBUTABLE
                                 JANUARY 1, NET INCOME  INCLUDED SETTLEMENTS,   TRANSFER     OUT OF   DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)               2010      (LOSS)     IN OCI      NET      INTO LEVEL 3  LEVEL 3       2010      STILL HELD
---------------------            ---------- ----------- -------- ------------ ------------ ---------  ------------ ------------
Fixed maturity securities
   U.S. government, agencies
     and government-
     sponsored enterprises......  $   10.2    $   --     $  --     $    --       $   --    $    (9.1)    $  1.1       $   --
   U.S. corporate/(1)/..........     309.1       1.2       4.1        20.4        137.5       (165.6)     306.7          1.2
   Corporate--non-U.S./(1)/.....     188.6      (0.7)      2.7       (32.2)        59.4       (115.0)     102.8         (6.2)
   Residential mortgage-
     backed/(2)/................     649.6        --       2.0         2.2          4.4       (617.9)      40.3           --
   Commercial mortgage-
     backed/(2)/................     775.9      (7.4)     27.3       (82.8)       118.3       (811.4)      19.9         (0.1)
   Other asset-backed/(2)/......     816.6       5.0       9.7      (386.0)        64.2       (375.2)     134.3           --
                                  --------    ------     -----     -------       ------    ---------     ------       ------
   Total fixed maturity
     securities.................   2,750.0      (1.9)     45.8      (478.4)       383.8     (2,094.2)     605.1         (5.1)
                                  --------    ------     -----     -------       ------    ---------     ------       ------
Equity securities...............       5.1        --      (1.2)       (5.6)        52.1           --       50.4           --
                                  --------    ------     -----     -------       ------    ---------     ------       ------
Other invested assets:
   Trading securities...........      21.5      (3.1)       --       (25.8)       135.0        (87.1)      40.5         (3.2)
   Restricted other invested
     assets.....................      26.5        --        --       (26.5)          --           --         --           --
   Derivative assets:
       Interest rate swaps......       2.4       2.2        --          --           --           --        4.6          2.2
       Equity index options.....      32.2     (66.4)       --        65.1           --           --       30.9        (66.4)
       Limited guarantee........      29.9      (6.9)       --          --           --           --       23.0         (6.9)
                                  --------    ------     -----     -------       ------    ---------     ------       ------
       Total derivative
         assets.................      64.5     (71.1)       --        65.1           --           --       58.5        (71.1)
                                  --------    ------     -----     -------       ------    ---------     ------       ------
   Total other invested
     assets.....................     112.5     (74.2)       --        12.8        135.0        (87.1)      99.0        (74.3)
                                  --------    ------     -----     -------       ------    ---------     ------       ------
Reinsurance recoverable/(3)/....      (3.7)     (2.6)       --         2.2           --           --       (4.1)        (2.6)
                                  --------    ------     -----     -------       ------    ---------     ------       ------
Total Level 3 assets............  $2,863.9    $(78.7)    $44.6     $(469.0)      $570.9    $(2,181.3)    $750.4       $(82.0)
                                  ========    ======     =====     =======       ======    =========     ======       ======

--------
/(1)/The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
/(2)/During 2010, primary market issuance and secondary market activity for commercial and non-agency residential mortgage-backed and other asset-backed securities increased the market observable inputs used to establish fair values for similar securities. These factors, along with more consistent pricing from third-party sources, resulted in our conclusion that there is sufficient trading activity in similar instruments to support classifying certain mortgage-backed and asset-backed securities as Level 2.
/(3)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                      TOTAL REALIZED AND
                                      UNREALIZED (GAINS)
                          BEGINNING         LOSSES                                                                    ENDING
                           BALANCE   ---------------------                                                           BALANCE
                            AS OF    INCLUDED IN                                                 TRANSFER TRANSFER    AS OF
                          JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF  DECEMBER 31,
(AMOUNTS IN MILLIONS)        2011        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3      2011
---------------------     ---------- ------------ -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances/(1)/...........   $107.8      $292.7      $--       $--     $--    $33.1      $  --      $--      $--       $433.6
Derivative liabilities:
    Equity index
     options.............      2.6          --       --        --      --       --       (2.6)      --       --           --
                            ------      ------      ---       ---     ---    -----      -----      ---      ---       ------
    Total derivative
     liabilities.........      2.6          --       --        --      --       --       (2.6)      --       --           --
                            ------      ------      ---       ---     ---    -----      -----      ---      ---       ------
Total Level 3
 liabilities.............   $110.4      $292.7      $--       $--     $--    $33.1      $(2.6)     $--      $--       $433.6
                            ======      ======      ===       ===     ===    =====      =====      ===      ===       ======

                          TOTAL (GAINS)
                              LOSSES
                           INCLUDED IN
                           NET (INCOME)
                               LOSS
                           ATTRIBUTABLE
                          TO LIABILITIES
(AMOUNTS IN MILLIONS)       STILL HELD
---------------------     --------------
Policyholder account
 balances/(1)/...........     $297.2
Derivative liabilities:
    Equity index
     options.............         --
                              ------
    Total derivative
     liabilities.........         --
                              ------
Total Level 3
 liabilities.............     $297.2
                              ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

                                                                                                         TOTAL (GAINS)
                                        TOTAL REALIZED AND                                                   LOSSES
                                        UNREALIZED (GAINS)    PURCHASES                                   INCLUDED IN
                            BEGINNING         LOSSES            SALES,                         ENDING     NET (INCOME)
                             BALANCE   ---------------------  ISSUANCES                       BALANCE         LOSS
                              AS OF    INCLUDED IN               AND      TRANSFER TRANSFER    AS OF      ATTRIBUTABLE
                            JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,   INTO    OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)          2010        LOSS      IN OCI      NET      LEVEL 3  LEVEL 3      2010       STILL HELD
---------------------       ---------- ------------ -------- ------------ -------- -------- ------------ --------------
Policyholder account
  balances/(1)/............   $156.6      $(80.4)     $--       $31.6       $--      $--       $107.8        $(77.7)
Derivative liabilities:
   Interest rate swaps.....      0.9        (0.9)      --          --        --       --           --          (0.9)
   Equity index options....      2.4         2.7       --        (2.5)       --       --          2.6           2.7
                              ------      ------      ---       -----       ---      ---       ------        ------
   Total derivative
     liabilities...........      3.3         1.8       --        (2.5)       --       --          2.6           1.8
                              ------      ------      ---       -----       ---      ---       ------        ------
Total Level 3 liabilities..   $159.9      $(78.6)     $--       $29.1       $--      $--       $110.4        $(75.9)
                              ======      ======      ===       =====       ===      ===       ======        ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or OCI within stockholder's equity based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances and settlements presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, changes in fair value of trading securities and certain derivatives and changes in fair value of embedded derivatives associated with our GMWB liabilities that existed as of the reporting date, which were recorded in net investment gains (losses), and accretion on certain fixed maturity securities which was recorded in net investment income.

(15) VARIABLE INTEREST AND SECURITIZATION ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE. Our primary involvement related to VIEs includes asset securitization transactions.

   (a) Asset Securitizations

   We have used former affiliates and third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with term securitization entities, as well as transactions with conduits that are sponsored by third parties.

   The following table summarizes the total securitized assets as of December 31:

(AMOUNTS IN MILLIONS)                                                 2011   2010
---------------------                                                ------ ------
Receivables secured by:
   Other assets..................................................... $ 60.4 $ 66.7
                                                                     ------ ------
       Total securitized assets not required to be consolidated.....   60.4   66.7
                                                                     ------ ------
       Total securitized assets required to be consolidated.........   87.5  113.4
                                                                     ------ ------
       Total securitized assets..................................... $147.9 $180.1
                                                                     ====== ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Financial support for certain securitization entities was provided under credit support agreements that remain in place throughout the life of the related entities. During 2010, one of the securitization entities that was covered under a credit support agreement was terminated upon final payments made by the structure. Therefore, as of December 31, 2011 and 2010, Genworth provided limited recourse for a maximum of $40.2 million of credit losses related to the commercial mortgage loan entity that was required to be consolidated with assets of $90.6 million and $114.7 million, respectively, as of December 31, 2011 and 2010. There were no amounts recorded for these limited recourse liabilities as of December 31, 2011 and 2010. In 2011 and 2010, no amounts were paid associated with these arrangements.

   (b) Securitization Entities Not Required To Be Consolidated

   We are involved in certain securitization entities where we are not required to consolidate the securitization entity.

   Asset securitizations. We transferred assets to securitization entities that would be considered VIEs but we were not required to consolidate the securitization entities. These securitization entities were designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. We evaluated our involvement in the entities' design and our decision making ability regarding the assets held by the securitization entity and determined we would generally not be the party with power to direct the activities that significantly impact the economic performance of the entity.

   Following a securitization transaction, we retained the responsibility for servicing the receivables, and as such, were entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There were no servicing assets nor liabilities recorded as the benefits of servicing the assets were adequate to compensate an independent servicer for its servicing responsibilities.

   There has been no new asset securitization activity in 2011 or 2010.

   (c) Securitization Entity Required To Be Consolidated

   As a result of adopting new accounting guidance for VIE consolidation on January 1, 2010, we were required to consolidate one asset securitization entity. Our involvement with this securitization entity is described in more detail below. Prior to being required to consolidate this entity, our interest in this entity was recorded in our consolidated financial statements as available-for-sale fixed maturity securities.

   Asset securitizations. We were required to consolidate one securitization entity as a result of our involvement in the entity's design and having certain decision making ability regarding the assets held by the securitization entity. The securitization entity was designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. The securitization entity that was required to be consolidated is backed by commercial mortgage loans.

   Our economic interest in this commercial mortgage loan securitization entity represents the excess interest received on the loans compared to the interest paid on the entity's debt obligation, which is held by a third-party. We own the majority of the rights to receive the excess interest with another Genworth subsidiary owning the remaining portion. Additionally, Genworth provides limited recourse for a maximum of $40.2 million credit losses. We also act as the servicer for the underlying mortgage loans and have the ability to direct certain activities in accordance with the agreements related to the securitization entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table shows the activity presented in our consolidated statement of income related to the consolidated securitization entity for the years ended December 31:

                (AMOUNTS IN MILLIONS)               2011   2010
                ---------------------               ----- -----
                Revenues:
                Net investment income.............. $10.4 $10.1
                Net investment gains (losses)......   0.2  (0.3)
                                                    ----- -----
                   Total revenues..................  10.6   9.8
                                                    ----- -----
                Expenses:
                Interest expense...................   6.2   7.5
                Acquisition and operating expenses.   0.6   0.9
                                                    ----- -----
                   Total expenses..................   6.8   8.4
                                                    ----- -----
                Income before income taxes.........   3.8   1.4
                Provision for income taxes.........   1.3   0.5
                                                    ----- -----
                Net income......................... $ 2.5 $ 0.9
                                                    ===== =====

   The following table shows the assets and liabilities that were recorded for the consolidated securitization entity as of December 31:

         (AMOUNTS IN MILLIONS)                            2011   2010
         ---------------------                            ----- ------
         Assets
            Investments:
                Restricted commercial mortgage loans..... $86.1 $111.8
                Restricted other invested assets.........   1.4    1.6
                                                          ----- ------
                   Total investments.....................  87.5  113.4
            Cash and cash equivalents....................   2.5    0.5
            Accrued investment income....................   0.6    0.7
            Investment receivable........................    --    0.1
                                                          ----- ------
                Total assets............................. $90.6 $114.7
                                                          ===== ======
         Liabilities
            Other liabilities............................   2.8    0.7
            Deferred tax liability.......................   1.8     --
            Borrowings related to securitization entity..  88.0  114.3
                                                          ----- ------
                Total liabilities........................ $92.6 $115.0
                                                          ===== ======

   The assets and other instruments held by the securitization entity are restricted and can only be used to fulfill the obligations of the securitization entity.

   (d) Borrowings Related To Consolidated Securitization Entity

   Our consolidated securitization entity has a 6.0175% senior note maturing in 2023 with an aggregate principal amount and carrying value of $88.0 million and $114.3 million as of December 31, 2011 and 2010, respectively. This borrowing is required to be paid down as principal is collected on the restricted investments

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

held by the securitization entity and accordingly the repayment of this borrowing follows the maturity or prepayment, as permitted, of the restricted investments.

(16) RESTRICTIONS ON DIVIDENDS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Any dividends in excess of limits are deemed "extraordinary" and require approval. Based on statutory results as of December 31, 2011, we are able to distribute $184.3 million in dividends in 2012 without obtaining regulatory approval. Based on statutory results as of December 31, 2011, we estimate our insurance subsidiaries could pay dividends of approximately $5.0 million to us in 2012 without obtaining regulatory approval. However, we do not expect our insurance subsidiaries to pay dividends to us in 2012 at this level as they retain capital for growth and to meet capital requirements.

   Our life insurance subsidiaries paid dividends of $11.8 million during 2011 (none of which were deemed "extraordinary"). Our life insurance subsidiaries paid dividends of $46.8 million ($20.0 million of which were deemed "extraordinary") during 2010. The dividends in 2010 included $10.0 million in cash and $36.8 million of securities. No dividends were received from our subsidiaries in 2009.

   There were no common stock dividends declared in 2011. In 2010, we declared a non-cash deemed dividend of $29.7 million in connection with the previously uncertain tax benefits related to separation from our former parent that we recognized during the year. There were no common stock dividends declared or paid in 2009.

(17) SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed or permitted by such authorities. Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our insurance subsidiaries have no material permitted accounting practices, except for River Lake VI, River Lake VII and River Lake
VIII. River Lake VII was granted a permitted accounting practice from the state of Vermont to carry its reserves on a basis similar to U.S. GAAP. River Lake VIII was granted a permitted accounting practice from the state of Vermont to carry its reserves on a basis similar to U.S. GAAP. River Lake VI was granted a permitted accounting practice from the state of Delaware to record a portion of the undrawn amount of its existing letter of credit and any additional letters of credit as gross paid-in and contributed surplus, thereby including such amounts in its statutory surplus. The amount of the letters of credit recorded as gross paid-in and contributed surplus is equal to the excess of statutory reserves less the economic reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The tables below include our combined statutory net income (loss) and statutory capital and surplus:

                                                                    YEARS ENDED DECEMBER 31,
                                                                   -------------------------
(AMOUNTS IN MILLIONS)                                                2011     2010     2009
---------------------                                              -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $ (86.4) $  57.8  $ 260.5
Captive life insurance subsidiaries...............................  (145.9)  (131.9)  (154.2)
                                                                   -------  -------  -------
   Combined statutory net income (loss)........................... $(232.3) $ (74.1) $ 106.3
                                                                   =======  =======  =======

                                                                          AS OF DECEMBER 31,
                                                                          -----------------
(AMOUNTS IN MILLIONS)                                                       2011      2010
---------------------                                                     --------  --------
Combined statutory capital and surplus, excluding captive life insurance subsidiaries........................................................... $1,878.6  $1,807.7

   Statutory net income (loss) from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed from GLAIC. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net income (loss) and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent dividends are received from the captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,517.7 million and $1,573.5 million as of December 31, 2011 and 2010, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake VI, River Lake VII and River Lake VIII, include surplus notes (non-recourse funding obligations) as further described in note 10.

   On February 24, 2009, GLIC delivered to GLICNY a capital contribution of $150.0 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. Accordingly, the portion of the contribution attributable to GLAIC was $51.8 million, of which, $51.7 million consisted of securities.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and our subsidiaries. As of December 31, 2011 and 2010, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels.

   The methodology for establishing the statutory reserves on our life insurance business subject to the requirements of Regulation XXX and AXXX is currently being reviewed by the Life Actuarial Task Force of the NAIC. The NAIC has also organized a working group to address issues relating to reserving requirements under Actuarial Guideline 38 for universal life insurance products with secondary guarantees. Any new interpretation of, or future revisions to, such reserving requirements could result in changes to regulatory capital requirements, including increases to such requirements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


(18) SEGMENT INFORMATION

   In 2011, we changed our business segments to better align our businesses. Under the new structure, we operate through two business segments: U.S. Life Insurance and Runoff. The U.S. Life Insurance segment includes our life insurance and fixed deferred and immediate annuities for the retirement market. The Runoff segment primarily includes variable annuity, variable life insurance, group variable annuity and other products. Corporate and Other activities include other corporate income and expenses not allocated to the segments. The following discussion reflects our reorganized segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2011:

                                                             U.S. LIFE             CORPORATE
(AMOUNTS IN MILLIONS)                                        INSURANCE    RUNOFF   AND OTHER CONSOLIDATED
---------------------                                        ---------  ---------  --------- ------------
Premiums.................................................... $   782.2  $    55.6   $   --    $   837.8
Net investment income.......................................     680.1       35.5     10.0        725.6
Net investment gains (losses)...............................     (66.9)    (113.1)    (2.0)      (182.0)
Policy fees and other income................................     572.1      184.0       --        756.1
                                                             ---------  ---------   ------    ---------
   Total revenues...........................................   1,967.5      162.0      8.0      2,137.5
                                                             ---------  ---------   ------    ---------
Benefits and other changes in policy reserves...............   1,107.3       76.5       --      1,183.8
Interest credited...........................................     276.7       23.0       --        299.7
Acquisition and operating expenses, net of deferrals........     160.9       83.1      2.2        246.2
Amortization of deferred acquisition costs and intangibles..     149.4       52.6      4.2        206.2
Interest expense............................................     105.5         --      6.2        111.7
                                                             ---------  ---------   ------    ---------
   Total benefits and expenses..............................   1,799.8      235.2     12.6      2,047.6
                                                             ---------  ---------   ------    ---------
Income (loss) before income taxes and equity in net loss of
  unconsolidated subsidiary.................................     167.7      (73.2)    (4.6)        89.9
Provision (benefit) for income taxes........................      58.9      (41.9)    (1.6)        15.4
Income (loss) before equity in net loss of unconsolidated
  subsidiary................................................     108.8      (31.3)    (3.0)        74.5
Equity in net loss of unconsolidated subsidiary.............        --         --     (5.2)        (5.2)
                                                             ---------  ---------   ------    ---------
Net income (loss)........................................... $   108.8  $   (31.3)  $ (8.2)   $    69.3
                                                             =========  =========   ======    =========
Total assets................................................ $27,097.6  $12,156.6   $938.9    $40,193.1
                                                             =========  =========   ======    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2010:

                                                               U.S. LIFE             CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE    RUNOFF   AND OTHER CONSOLIDATED
---------------------                                          ---------  ---------  --------- ------------
Premiums...................................................... $   839.3  $    72.4   $   --    $   911.7
Net investment income.........................................     642.4       59.3     15.9        717.6
Net investment gains (losses).................................     (88.7)     (11.8)   (11.2)      (111.7)
Policy fees and other income..................................     399.0      171.9       --        570.9
                                                               ---------  ---------   ------    ---------
   Total revenues.............................................   1,792.0      291.8      4.7      2,088.5
                                                               ---------  ---------   ------    ---------
Benefits and other changes in policy reserves.................   1,077.1       80.0       --      1,157.1
Interest credited.............................................     267.9       35.5       --        303.4
Acquisition and operating expenses, net of deferrals..........     177.4       81.6      4.9        263.9
Amortization of deferred acquisition costs and intangibles....     156.5       58.8      1.8        217.1
Interest expense..............................................     101.4         --      7.5        108.9
                                                               ---------  ---------   ------    ---------
   Total benefits and expenses................................   1,780.3      255.9     14.2      2,050.4
                                                               ---------  ---------   ------    ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................      11.7       35.9     (9.5)        38.1
Provision (benefit) for income taxes..........................      (2.1)      (2.0)   (31.9)       (36.0)
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................      13.8       37.9     22.4         74.1
Equity in net income of unconsolidated subsidiary.............        --         --     20.0         20.0
                                                               ---------  ---------   ------    ---------
Net income (loss)............................................. $    13.8  $    37.9   $ 42.4    $    94.1
                                                               =========  =========   ======    =========
Total assets.................................................. $26,311.8  $14,247.3   $821.8    $41,380.9
                                                               =========  =========   ======    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2009:

                                                               U.S. LIFE         CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE RUNOFF  AND OTHER CONSOLIDATED
---------------------                                          --------- ------  --------- ------------
Premiums...................................................... $  907.8  $ 74.6   $   --     $  982.4
Net investment income.........................................    558.2    94.7     (8.2)       644.7
Net investment gains (losses).................................   (304.6)   (4.5)    (6.8)      (315.9)
Policy fees and other income..................................    365.5   233.7       --        599.2
                                                               --------  ------   ------     --------
   Total revenues.............................................  1,526.9   398.5    (15.0)     1,910.4
                                                               --------  ------   ------     --------
Benefits and other changes in policy reserves.................    952.2    80.4      0.1      1,032.7
Interest credited.............................................    278.5    61.2       --        339.7
Acquisition and operating expenses, net of deferrals..........    162.5    76.0      8.5        247.0
Amortization of deferred acquisition costs and intangibles....    109.3   131.7       --        241.0
Interest expense..............................................     92.5      --     (0.8)        91.7
                                                               --------  ------   ------     --------
   Total benefits and expenses................................  1,595.0   349.3      7.8      1,952.1
                                                               --------  ------   ------     --------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (68.1)   49.2    (22.8)       (41.7)
Provision (benefit) for income taxes..........................    (29.5)    6.0    (12.5)       (36.0)
                                                               --------  ------   ------     --------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................    (38.6)   43.2    (10.3)        (5.7)
Equity in net income of unconsolidated subsidiary.............       --      --      4.4          4.4
                                                               --------  ------   ------     --------
Net income (loss)............................................. $  (38.6) $ 43.2   $ (5.9)    $   (1.3)
                                                               ========  ======   ======     ========

(19) COMMITMENTS AND CONTINGENCIES

   (a) Litigation

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor to determine the ultimate outcomes of all pending investigations and legal proceedings, nor to provide reasonable ranges of potential losses.

   (b) Commitments

   As of December 31, 2011, we were committed to fund $27.7 million in limited partnership investments.

   On February 14, 2011, Genworth issued a $100.0 million letter of credit under its credit facilities for the benefit of Brookfield to support the reinsurance of statutory reserves assumed from us. This letter of credit replaced another letter of credit for the same amount which matured in February 2011 and was provided by a third-party bank.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   On April 28, 2010, GLAIC entered into a reinsurance treaty with River Lake VIII, a subsidiary of GLAIC, effective April 1, 2010 (the "Reinsurance Treaty II"). In conjunction with the Reinsurance Treaty II, on April 28, 2010, River Lake VIII delivered to GLAIC a $525.0 million conditional letter of credit issued by a third-party bank.

   On April 7, 2009, GLAIC entered into a reinsurance treaty with River Lake VII, a subsidiary of GLAIC, effective January 1, 2009 (the "Reinsurance Treaty I"). In conjunction with the Reinsurance Treaty I, on April 7, 2009, River Lake VII delivered to GLAIC a $580.0 million conditional letter of credit issued by a third-party bank.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $268.9 million as of December 31, 2011.

(20) INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2011 and 2010, the carrying value of our investment in GLICNY was $508.2 million and $418.1 million, respectively, and was included in other invested assets.

   The tables below provide summarized financial information for GLICNY:

                                         YEARS ENDED DECEMBER 31,
                                         ------------------------
                  (AMOUNTS IN MILLIONS)   2011     2010    2009
                  ---------------------  ------   ------  ------
                  Net investment income. $329.4   $316.6  $298.4
                  Total revenues........ $491.2   $524.3  $411.1
                  Net income (loss)..... $(15.0)  $ 57.9  $ 12.8

                                            AS OF DECEMBER 31,
                                            -------------------
                (AMOUNTS IN MILLIONS)         2011      2010
                ---------------------       --------- ---------
                Total assets............... $11,003.1 $10,156.3
                Total liabilities.......... $ 9,530.0 $ 8,945.0
                Total stockholders' equity. $ 1,473.1 $ 1,211.3

   On January 1, 2012, GLICNY will implement a change in accounting principle to floor its liability for future policy benefits on each level premium term life insurance policy at zero. GLICNY will implement this change in accounting retrospectively, which will reduce its retained earnings and stockholders' equity by approximately $14.0 million as of January 1, 2012, and will reduce net income (loss) by approximately $1.5 million, $1.1 million and $3.2 million for the years ended December 31, 2011, 2010 and 2009, respectively. As a result, our investment in GLICNY will be impacted to the extent of our ownership interest of 34.5%.

   In October 2010, the FASB issued new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. GLICNY will adopt this new guidance retrospectively, which will reduce its retained earnings and stockholders' equity by $81.3 million as of January 1, 2012, and will increase net loss by $5.1 million for the year ended
December 31, 2011 and will increase net income by $6.0 million for the year ended December 31, 2010. For the year ended December 31, 2009 the new guidance will reduce net income by $0.4 million. As a result, our investment in GLICNY will be impacted to the extent of our ownership interest of 34.5%.

                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

(1)(a) Resolution of the Board of Directors of GE Life and Annuity Assurance
       Company authorizing the GE Life & Annuity Separate Account 7.
       Previously filed on April 20, 2006 with the initial Registration
       Statement on Form N-4 to Genworth Life & Annuity VA Separate Account
       2, File No. 333-133425, and incorporated herein.

(1)(b) Resolution of Board of Directors of GE Life and Annuity Assurance
       Company authorizing the change in name of GE Life & Annuity Separate
       Account 7 to Genworth Life & Annuity VA Separate Account 2.
       Previously filed on April 20, 2006 with the initial Registration
       Statement on Form N-4 to Genworth Life & Annuity VA Separate Account
       2, File No. 333-133425, and incorporated herein.

(2)    Not applicable.

(3)(a) Underwriting Agreement between Genworth Life and Annuity Insurance
       Company and Capital Brokerage Corporation. Previously filed on July
       28, 2006 with Pre-Effective Amendment No. 1 on Form N-4 to Genworth
       Life & Annuity VA Separate Account 2, File No. 333-133425, and incorporated herein.

(3)(b) Form of Dealer Sales Agreement. Previously filed on July 28, 2006 with Pre-Effective Amendment No. 1 on Form N-4 to Genworth Life &
       Annuity VA Separate Account 2, File No. 333-133425, and incorporated herein.

(4)(a) Form of contract. Previously filed on April 20, 2006 with the initial
       Registration Statement on Form N-4 to Genworth Life & Annuity VA
       Separate Account 2, File No. 333-133425, and incorporated herein.

(4)(b) Form of Commutation of Monthly Income Endorsement. Previously Filed on April 25, 2008 with Post-Effective Amendment No. 2 on Form N-4 to
       Genworth Life & Annuity VA Separate Account 2, File No. 333-133425, and incorporated herein.

(5)    Form of Application. Previously filed on July 28, 2006 with
       Pre-Effective Amendment No. 1 on Form N-4 to Genworth Life & Annuity
       VA Separate Account 2, File No. 333-133425, and incorporated herein.

(6)(a) Amended and Restated Articles of Incorporation of Genworth Life and
       Annuity Insurance Company. Previously filed on January 3, 2006 with
       Post-Effective Amendment No. 23 on Form N-4 to Genworth Life &
       Annuity VA Separate Account 1, File No. 333-63531, and incorporated herein.

(6)(b) By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 23 on Form
       N-4 to Genworth Life & Annuity VA Separate Account 1, File No.
       333-63531, and incorporated herein.

(7)    Not applicable.

(8)    Participation Agreement among Genworth Life and Annuity Insurance
       Company, GE Investments Funds, Inc. and GE Investments Distributors,
       Inc. Previously filed on April 23, 2007 with Post-Effective Amendment
       No. 1 on Form N-4 to Genworth Life & Annuity VA Separate Account 2,
       File No. 333-133425, and incorporated herein.

(8)(a) Amendment to Fund Participation Agreement between GE Investments
       Funds, Inc. and Genworth Life and Annuity Insurance Company.
       Previously filed on April 27, 2011 with Post-Effective Amendment No.
       6 on Form N-4 to Genworth Life & Annuity VA Separate Account 2, File
       No. 333-133425, and incorporated herein.

(9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)   Not applicable.

(12)   Not applicable.

(13)   Power of Attorney. Filed herewith.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME                    POSITIONS AND OFFICES WITH DEPOSITOR
----                    ------------------------------------
Thomas M. Stinson       Director, Chairman of the Board, President and Chief
                        Executive Officer

Paul A. Haley           Director, Senior Vice President and Chief Actuary

Ronald P. Joelson(2)    Director, Senior Vice President and Chief Investment Officer

Gregory S. Karawan      Director

John G. Apostle, II(1)  Senior Vice President and Chief Compliance Officer

Thomas E. Duffy         Senior Vice President, General Counsel and Secretary

Patrick B. Kelleher     Senior Vice President

Amy R. Corbin           Director, Senior Vice President and Chief Financial Officer

James H. Reinhart       Senior Vice President

Jac J. Amerell          Vice President and Controller

Gary T. Prizzia(1)      Treasurer


   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                  [FLOW CHART]



ITEM 27.  NUMBER OF CONTRACT OWNERS


   There were four Qualified Contracts and one Non-Qualified Contract issued as of March 10, 2012.


ITEM 28.  INDEMNIFICATION

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.


   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITERS

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, and Genworth Life & Annuity VA Separate Account 4.

   (b) Management


        NAME                 ADDRESS           POSITIONS AND OFFICES WITH UNDERWRITER
        ----                  -------          --------------------------------------
Scott R. Reeks........ 6610 W. Broad St.     President and Chief Executive Officer
                       Richmond, VA 23230
John G. Apostle, II... 6620 W. Broad St.     Director
                       Richmond, VA 23230
Elizabeth M. O'Brien.. 6610 W. Broad St.     Director
                       Richmond, VA 23230
Thomas E. Duffy....... 6610 W. Broad St.     Director and Vice President
                       Richmond, VA 23230
Martin P. Klein....... 6620 W. Broad St.     Senior Vice President
                       Richmond, VA 23230
Scott E. Wolfe........ 6610 West Broad St.   Senior Vice President and Chief Compliance
                       Richmond, VA 23230    Officer
Vidal J. Torres, Jr... 6620 W. Broad St.     Vice President and Secretary
                       Richmond, VA 23230
Jac J. Amerell........ 6610 W. Broad St.     Vice President and Controller
                       Richmond, VA 23230
Gary T. Prizzia....... 6620 W. Broad Street  Treasurer
                       Richmond, VA 23230
Linda C. Bagnell...... 6610 West Broad St.   Financial & Operations Principal
                       Richmond, VA 23230

                                (2)
          (1)             NET UNDERWRITING      (3)           (4)
   NAME OF PRINCIPAL       DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
      UNDERWRITER           COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
   -----------------      ---------------- -------------  ----------- ------------
Capital Brokerage
  Corporation............  Not Applicable  Not Applicable     0.0%         $0

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   (d) Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and Genworth Life & Annuity VA Separate Account 2 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE CODE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 26th day of April, 2012.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                                                    (Registrant)

                                   By:            /S/  PAUL A. HALEY
                                        ---------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

                                   GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                                     (Depositor)

                                   By:            /S/  PAUL A. HALEY
                                        ---------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          NAME                            TITLE                       DATE
          ----                            -----                       ----

/s/  *THOMAS M. STINSON   Director, Chairman of the Board,       April 26, 2012
-------------------------   President and Chief Executive
   THOMAS M. STINSON        Officer

/s/  *RONALD P. JOELSON   Director, Senior Vice President and    April 26, 2012
-------------------------   Chief Investment Officer
   RONALD P. JOELSON

   /s/  PAUL A. HALEY     Director, Senior Vice President and    April 26, 2012
-------------------------   Chief Actuary
     PAUL A. HALEY

/s/  *GREGORY S. KARAWAN  Director                               April 26, 2012
-------------------------
   GREGORY S. KARAWAN

  /s/  *AMY R. CORBIN     Director, Senior Vice President and    April 26, 2012
-------------------------   Chief Financial Officer
     AMY R. CORBIN

  /s/  *JAC J. AMERELL    Vice President and Controller          April 26, 2012
-------------------------
     JAC J. AMERELL



*By:  /s/  PAUL A. HALEY  , pursuant to Power of                 April 26, 2012
      -------------------   Attorney executed on         .
        PAUL A. HALEY